UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Fidelity Advisor®

Diversified Stock Fund -

Institutional Class

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class O	.51%
Actual		$ 1,000.00	$ 1,103.80	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.83%
Actual		$ 1,000.00	$ 1,101.90	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.28%
Actual		$ 1,000.00	$ 1,099.70	$ 6.70
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.77%
Actual		$ 1,000.00	$ 1,096.70	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.78%
Actual		$ 1,000.00	$ 1,097.20	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,102.90	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.6	5.3
JPMorgan Chase & Co.	3.3	3.2
IBM Corp.	2.9	2.0
Wells Fargo & Co.	2.8	2.7
Google, Inc. Class A	2.2	2.4
Cisco Systems, Inc.	2.2	1.8
General Electric Co.	2.2	2.1
Comcast Corp. Class A	2.0	2.2
Chevron Corp.	1.8	3.1
Procter & Gamble Co.	1.6	1.8
	24.6
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.3	25.8
Financials	18.3	15.8
Energy	13.9	13.1
Health Care	12.4	13.2
Consumer Staples	9.9	8.5
Asset Allocation (% of fund's net assets)
As of March 31, 2013 *		As of September 30, 2012 **
	Stocks 95.8%		Stocks 95.4%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	9.3%	** Foreign investments	9.7%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.2%
Gentex Corp.	225,000	$ 4,502,250
Automobiles - 0.3%
Ford Motor Co.	500,000	6,575,000
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	150,000	2,608,500
Grand Canyon Education, Inc. (a)	175,000	4,443,250
Strayer Education, Inc. (d)	125,000	6,047,500
Weight Watchers International, Inc. (d)	125,000	5,263,750
		18,363,000
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	100,000	9,969,000
Texas Roadhouse, Inc. Class A	275,000	5,552,250
Yum! Brands, Inc.	50,000	3,597,000
		19,118,250
Leisure Equipment & Products - 0.3%
New Academy Holding Co. LLC unit (e)(f)	60,000	6,501,600
Media - 2.3%
Comcast Corp. Class A	975,000	40,959,750
Time Warner, Inc.	100,000	5,762,000
		46,721,750
Multiline Retail - 1.6%
Kohl's Corp.	150,000	6,919,500
Target Corp.	350,000	23,957,500
		30,877,000
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	75,000	3,465,000
Citi Trends, Inc. (a)	350,000	3,580,500
Lowe's Companies, Inc.	300,000	11,376,000
Staples, Inc.	325,000	4,364,750
		22,786,250
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	150,000	7,498,500
TOTAL CONSUMER DISCRETIONARY		162,943,600
CONSUMER STAPLES - 9.9%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	225,000	11,009,250
PepsiCo, Inc.	275,000	21,755,250
The Coca-Cola Co.	500,000	20,220,000
		52,984,500
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	300,000	16,497,000
Kroger Co.	350,000	11,599,000
Safeway, Inc.	175,000	4,611,250
Walgreen Co.	475,000	22,648,000
		55,355,250

	Shares	Value
Food Products - 0.6%
Kellogg Co.	200,000	$ 12,886,000
Household Products - 1.6%
Procter & Gamble Co.	425,000	32,750,500
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A (d)	75,000	3,315,000
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	125,000	13,381,250
Lorillard, Inc.	255,000	10,289,250
Philip Morris International, Inc.	175,000	16,224,250
		39,894,750
TOTAL CONSUMER STAPLES		197,186,000
ENERGY - 13.3%
Energy Equipment & Services - 2.9%
Halliburton Co.	425,000	17,174,250
Helmerich & Payne, Inc.	100,000	6,070,000
McDermott International, Inc. (a)	100,000	1,099,000
National Oilwell Varco, Inc.	212,500	15,034,375
Noble Corp.	225,000	8,583,750
Schlumberger Ltd.	100,000	7,489,000
Trinidad Drilling Ltd. (d)	500,000	3,622,582
		59,072,957
Oil, Gas & Consumable Fuels - 10.4%
Amyris, Inc. (a)(d)	1,000,000	3,080,000
Anadarko Petroleum Corp.	100,000	8,745,000
Apache Corp.	225,000	17,361,000
BP PLC sponsored ADR	200,000	8,470,000
Canadian Natural Resources Ltd.	650,000	20,840,183
Chevron Corp.	300,000	35,646,000
Clean Energy Fuels Corp. (a)(d)	275,000	3,575,000
Exxon Mobil Corp.	225,000	20,274,750
Hess Corp.	125,000	8,951,250
HollyFrontier Corp.	37,500	1,929,375
Occidental Petroleum Corp.	225,000	17,633,250
Peabody Energy Corp.	375,000	7,931,250
Royal Dutch Shell PLC Class A sponsored ADR	225,000	14,661,000
Scorpio Tankers, Inc. (a)	234,900	2,095,308
Suncor Energy, Inc.	625,000	18,728,159
The Williams Companies, Inc.	450,000	16,857,000
		206,778,525
TOTAL ENERGY		265,851,482
FINANCIALS - 18.3%
Capital Markets - 2.9%
Ashmore Group PLC	950,000	5,052,171
Charles Schwab Corp.	500,000	8,845,000
KKR & Co. LP	475,000	9,177,000
Manning & Napier, Inc.	150,000	2,481,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,000,000	$ 21,980,000
The Blackstone Group LP	550,000	10,879,000
		58,414,171
Commercial Banks - 3.8%
CIT Group, Inc. (a)	200,000	8,696,000
Erste Group Bank AG	100,000	2,785,460
Standard Chartered PLC (United Kingdom)	175,000	4,529,670
U.S. Bancorp	100,000	3,393,000
Wells Fargo & Co.	1,500,000	55,485,000
		74,889,130
Diversified Financial Services - 5.8%
Bank of America Corp.	1,000,000	12,180,000
Citigroup, Inc.	200,000	8,848,000
IntercontinentalExchange, Inc. (a)	25,000	4,076,750
JPMorgan Chase & Co.	1,400,000	66,444,000
KKR Financial Holdings LLC	2,200,000	24,354,000
		115,902,750
Insurance - 4.5%
AFLAC, Inc.	100,000	5,202,000
American International Group, Inc. (a)	200,000	7,764,000
Assured Guaranty Ltd.	200,000	4,122,000
CNO Financial Group, Inc.	500,000	5,725,000
Genworth Financial, Inc. Class A (a)	900,000	9,000,000
Hartford Financial Services Group, Inc.	125,000	3,225,000
MetLife, Inc.	825,000	31,366,500
Prudential Financial, Inc.	300,000	17,697,000
Torchmark Corp.	100,000	5,980,000
		90,081,500
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc. (d)	2,453,015	26,271,791
TOTAL FINANCIALS		365,559,342
HEALTH CARE - 12.4%
Biotechnology - 1.7%
Achillion Pharmaceuticals, Inc. (a)	163,865	1,432,180
Alnylam Pharmaceuticals, Inc. (a)	100,000	2,437,000
Amgen, Inc.	175,000	17,939,250
BioMarin Pharmaceutical, Inc. (a)	25,000	1,556,500
Dynavax Technologies Corp. (a)	950,000	2,109,000
Elan Corp. PLC sponsored ADR (a)	250,000	2,950,000
Gentium SpA sponsored ADR (a)	200,000	1,648,000
MEI Pharma, Inc. (a)(d)	288,300	2,488,029
Vertex Pharmaceuticals, Inc. (a)	40,000	2,199,200
		34,759,159
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	287,500	9,634,125
Haemonetics Corp. (a)	30,000	1,249,800
Mako Surgical Corp. (a)(d)	400,000	4,460,000

	Shares	Value
NxStage Medical, Inc. (a)	250,000	$ 2,820,000
St. Jude Medical, Inc.	75,000	3,033,000
		21,196,925
Health Care Providers & Services - 5.3%
Aetna, Inc.	250,000	12,780,000
Cardinal Health, Inc.	100,000	4,162,000
Catamaran Corp. (a)	100,000	5,299,011
Express Scripts Holding Co. (a)	150,000	8,647,500
HCA Holdings, Inc.	200,000	8,126,000
Health Management Associates, Inc. Class A (a)	200,000	2,574,000
Laboratory Corp. of America Holdings (a)	50,000	4,510,000
McKesson Corp.	100,000	10,796,000
MEDNAX, Inc. (a)	60,000	5,377,800
Qualicorp SA (a)	250,000	2,511,444
Quest Diagnostics, Inc.	35,000	1,975,750
UnitedHealth Group, Inc.	425,000	24,314,250
WellPoint, Inc.	225,000	14,901,750
		105,975,505
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	400,000	5,436,000
HMS Holdings Corp. (a)	100,000	2,715,000
MedAssets, Inc. (a)	325,000	6,256,250
		14,407,250
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	50,000	3,231,500
QIAGEN NV (a)	350,000	7,378,000
		10,609,500
Pharmaceuticals - 3.1%
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,555,200
Endo Health Solutions, Inc. (a)	175,000	5,383,000
Jazz Pharmaceuticals PLC (a)	50,000	2,795,500
Merck & Co., Inc.	700,000	30,961,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,000	4,960,000
ViroPharma, Inc. (a)	175,000	4,403,000
Warner Chilcott PLC	600,000	8,130,000
XenoPort, Inc. (a)	450,000	3,217,500
		61,405,200
TOTAL HEALTH CARE		248,353,539
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	75,000	5,651,250
The Boeing Co.	125,000	10,731,250
United Technologies Corp.	225,000	21,021,750
		37,404,250
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	175,000	10,405,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	25,000	$ 892,750
United Parcel Service, Inc. Class B	150,000	12,885,000
		24,183,250
Electrical Equipment - 0.2%
Babcock & Wilcox Co.	150,000	4,261,500
Industrial Conglomerates - 2.2%
General Electric Co.	1,850,000	42,772,000
Machinery - 0.3%
Stanley Black & Decker, Inc.	75,000	6,072,750
Professional Services - 1.1%
Acacia Research Corp. (a)	570,000	17,196,900
Towers Watson & Co.	65,000	4,505,800
		21,702,700
Road & Rail - 0.5%
CSX Corp.	425,000	10,467,750
TOTAL INDUSTRIALS		146,864,200
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.2%
Brocade Communications Systems, Inc. (a)	950,000	5,481,500
Cisco Systems, Inc.	2,075,000	43,388,250
Juniper Networks, Inc. (a)	300,000	5,562,000
QUALCOMM, Inc.	150,000	10,042,500
		64,474,250
Computers & Peripherals - 3.8%
3D Systems Corp. (a)(d)	52,500	1,692,600
Apple, Inc.	162,500	71,927,375
Fusion-io, Inc. (a)	83,800	1,371,806
Stratasys Ltd. (a)	10,000	742,200
		75,733,981
Electronic Equipment & Components - 0.1%
Fabrinet (a)	175,000	2,556,750
Internet Software & Services - 2.5%
Google, Inc. Class A (a)	55,000	43,671,650
VeriSign, Inc. (a)	150,000	7,092,000
		50,763,650
IT Services - 9.3%
Cognizant Technology Solutions Corp. Class A (a)	325,000	24,898,250
Fidelity National Information Services, Inc.	175,000	6,933,500
IBM Corp.	275,000	58,657,500
MasterCard, Inc. Class A	52,500	28,409,325

	Shares	Value
Paychex, Inc.	825,000	$ 28,932,750
The Western Union Co.	300,000	4,512,000
Unisys Corp. (a)	150,000	3,412,500
Visa, Inc. Class A	175,000	29,722,000
		185,477,825
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	825,000	11,121,000
Broadcom Corp. Class A	500,000	17,335,000
GT Advanced Technologies, Inc. (a)(d)	1,050,000	3,454,500
KLA-Tencor Corp.	100,000	5,274,000
Samsung Electronics Co. Ltd.	10,000	13,733,227
		50,917,727
Software - 1.8%
Concur Technologies, Inc. (a)	75,000	5,149,500
Electronic Arts, Inc. (a)	250,000	4,425,000
Nuance Communications, Inc. (a)	500,000	10,090,000
ServiceNow, Inc.	75,000	2,715,000
Splunk, Inc.	75,000	3,002,250
VMware, Inc. Class A (a)	105,000	8,282,400
Workday, Inc. Class A	28,000	1,725,640
		35,389,790
TOTAL INFORMATION TECHNOLOGY		465,313,973
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	37,500	3,322,341
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	650,000	31,947,500
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	250,000	7,102,500
TOTAL TELECOMMUNICATION SERVICES		39,050,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp.	200,000	6,262,000
TOTAL COMMON STOCKS (Cost $1,662,749,948)		1,900,706,477
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	49,505	9,835,988
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,729,224)		9,835,988
Convertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f)	$ 2,000,000	$ 1,409,380
TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		1,409,380
Other - 0.5%

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(g)(h)	6,666,667	6,666,667
Shares
EQTY ER Holdings, LLC (f)(g)(h)	3,333,333	3,333,333
TOTAL OTHER (Cost $10,000,000)		10,000,000
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.15% (b)	86,333,531	86,333,531
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	24,515,289	24,515,289
TOTAL MONEY MARKET FUNDS (Cost $110,848,820)		110,848,820
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,794,327,992)		2,032,800,665
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(38,164,332)
NET ASSETS - 100%		$ 1,994,636,333
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,910,980 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
(g) Affiliated company
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,854
Fidelity Securities Lending Cash Central Fund	455,131
Total	$ 512,985
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 6,666,667	$ -	$ -	$ 6,666,667
EQTY ER Holdings, LLC	-	3,333,333	-	-	3,333,333
Total	$ -	$ 10,000,000	$ -	$ -	$ 10,000,000
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 172,779,588	$ 166,277,988	$ -	$ 6,501,600
Consumer Staples	197,186,000	197,186,000	-	-
Energy	265,851,482	265,851,482	-	-
Financials	365,559,342	365,559,342	-	-
Health Care	248,353,539	248,353,539	-	-
Industrials	146,864,200	146,864,200	-	-
Information Technology	465,313,973	465,313,973	-	-
Materials	3,322,341	3,322,341	-	-
Telecommunication Services	39,050,000	39,050,000	-	-
Utilities	6,262,000	6,262,000	-	-
Corporate Bonds	1,409,380	-	1,409,380	-
Other/Energy	10,000,000	-	-	10,000,000
Money Market Funds	110,848,820	110,848,820	-	-
Total Investments in Securities:	$ 2,032,800,665	$ 2,014,889,685	$ 1,409,380	$ 16,501,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,921,426) - See accompanying schedule: Unaffiliated issuers (cost $1,673,479,172)	$ 1,911,951,845
Fidelity Central Funds (cost $110,848,820)	110,848,820
Other affiliated issuers (cost $10,000,000)	10,000,000
Total Investments (cost $1,794,327,992)		$ 2,032,800,665
Cash		893,751
Receivable for investments sold		13,223,517
Receivable for fund shares sold		474,192
Dividends receivable		2,337,297
Interest receivable		5,667
Distributions receivable from Fidelity Central Funds		101,771
Prepaid expenses		2,710
Other receivables		132,057
Total assets		2,049,971,627

Liabilities
Payable for investments purchased	$ 28,818,312
Payable for fund shares redeemed	932,491
Accrued management fee	703,457
Distribution and service plan fees payable	41,632
Other affiliated payables	220,964
Other payables and accrued expenses	103,149
Collateral on securities loaned, at value	24,515,289
Total liabilities		55,335,294

Net Assets		$ 1,994,636,333
Net Assets consist of:
Paid in capital		$ 2,021,370,172
Undistributed net investment income		4,683,915
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(269,890,263)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		238,472,509
Net Assets		$ 1,994,636,333

Statement of Assets and Liabilities - continued

March 31, 2013 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,585,021,125 ÷ 83,479,817 shares)	$ 18.99

Class A: Net Asset Value and redemption price per share ($137,332,544 ÷ 7,370,123 shares)	$ 18.63

Maximum offering price per share (100/94.25 of $18.63)	$ 19.77
Class T: Net Asset Value and redemption price per share ($17,284,906 ÷ 931,492 shares)	$ 18.56

Maximum offering price per share (100/96.50 of $18.56)	$ 19.23
Class B: Net Asset Value and offering price per share ($763,156 ÷ 41,433 shares)A	$ 18.42

Class C: Net Asset Value and offering price per share ($6,828,963 ÷ 373,059 shares)A	$ 18.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($247,405,639 ÷ 12,782,483 shares)	$ 19.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 21,250,018
Interest		30,028
Income from Fidelity Central Funds		512,985
Total income		21,793,031

Expenses
Management fee	$ 4,049,957
Transfer agent fees	689,200
Distribution and service plan fees	233,166
Accounting and security lending fees	292,808
Custodian fees and expenses	24,492
Independent trustees' compensation	6,191
Appreciation in deferred trustee compensation account	262
Registration fees	37,985
Audit	34,634
Legal	6,010
Miscellaneous	9,245
Total expenses before reductions	5,383,950
Expense reductions	(261,624)	5,122,326
Net investment income		16,670,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,546,872
Foreign currency transactions	(60,516)
Total net realized gain (loss)		101,486,356
Change in net unrealized appreciation (depreciation) on: Investment securities	70,779,082
Assets and liabilities in foreign currencies	9,470
Total change in net unrealized appreciation (depreciation)		70,788,552
Net gain (loss)		172,274,908
Net increase (decrease) in net assets resulting from operations		$ 188,945,613

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,670,705	$ 26,491,637
Net realized gain (loss)	101,486,356	125,558,201
Change in net unrealized appreciation (depreciation)	70,788,552	351,152,681
Net increase (decrease) in net assets resulting from operations	188,945,613	503,202,519
Distributions to shareholders from net investment income	(30,079,689)	(22,240,429)
Distributions to shareholders from net realized gain	(3,173,961)	(3,331,363)
Total distributions	(33,253,650)	(25,571,792)
Share transactions - net increase (decrease)	(48,211,720)	(152,296,988)
Total increase (decrease) in net assets	107,480,243	325,333,739

Net Assets
Beginning of period	1,887,156,090	1,561,822,351
End of period (including undistributed net investment income of $4,683,915 and undistributed net investment income of $18,092,899, respectively)	$ 1,994,636,333	$ 1,887,156,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44
Income from Investment Operations
Net investment income (loss) E	.16	.24	.18	.15	.13	.20
Net realized and unrealized gain (loss)	1.62	4.19	(.20)	1.21	.29	(5.41)
Total from investment operations	1.78	4.43	(.02)	1.36	.42	(5.21)
Distributions from net investment income	(.29)	(.20)	(.15)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.32)	(.23)	(.20) I	(.14) J	(.15)	(.17)
Net asset value, end of period	$ 18.99	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06
Total Return B, C, D	10.38%	33.55%	(.32)%	11.15%	4.04%	(30.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	.51% A	.51%	.51%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.51%	.51%	.49%
Expenses net of all reductions	.48% A	.51%	.50%	.50%	.50%	.48%
Net investment income	1.81% A	1.53%	1.20%	1.20%	1.34%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,585,021	$ 1,515,727	$ 1,268,316	$ 1,458,736	$ 1,708,710	$ 1,758,888
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share. JTotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07
Income from Investment Operations
Net investment income (loss) F	.13	.19	.13	.10	.08	.13
Net realized and unrealized gain (loss)	1.59	4.10	(.20)	1.19	.30	(5.29)
Total from investment operations	1.72	4.29	(.07)	1.29	.38	(5.16)
Distributions from net investment income	(.24)	(.15)	(.10)	(.09)	(.09)	(.11)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.27)	(.18)	(.14)	(.10)	(.09)	(.11)
Net asset value, end of period	$ 18.63	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80
Total Return B, C, D, E	10.19%	33.06%	(.62)%	10.70%	3.59%	(30.42)%
Ratios to Average Net Assets G, I
Expenses before reductions	.83% A	.84%	.86%	.88%	.95%	.92%
Expenses net of fee waivers, if any	.83% A	.84%	.86%	.88%	.95%	.92%
Expenses net of all reductions	.80% A	.84%	.85%	.87%	.93%	.91%
Net investment income	1.49% A	1.20%	.85%	.82%	.90%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,333	$ 127,100	$ 98,808	$ 110,672	$ 129,758	$ 124,522
Portfolio turnover rate H	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91
Income from Investment Operations
Net investment income (loss) E	.09	.12	.06	.05	.05	.08
Net realized and unrealized gain (loss)	1.59	4.08	(.19)	1.18	.32	(5.26)
Total from investment operations	1.68	4.20	(.13)	1.23	.37	(5.18)
Distributions from net investment income	(.17)	(.08)	(.05)	(.05)	(.02)	(.04)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.20)	(.11)	(.09)	(.06)	(.02)	(.04)
Net asset value, end of period	$ 18.56	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69
Total Return B, C, D	9.97%	32.46%	(1.05)%	10.25%	3.25%	(30.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.29%	1.29%	1.30%	1.33%	1.27%
Expenses net of fee waivers, if any	1.28% A	1.29%	1.29%	1.30%	1.33%	1.27%
Expenses net of all reductions	1.26% A	1.28%	1.28%	1.29%	1.32%	1.26%
Net investment income	1.04% A	.76%	.42%	.40%	.52%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,285	$ 14,874	$ 11,251	$ 12,051	$ 11,378	$ 12,444
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	(.01)	- J	- J
Net realized and unrealized gain (loss)	1.57	4.04	(.19)	1.17	.31	(5.21)
Total from investment operations	1.62	4.08	(.20)	1.16	.31	(5.21)
Distributions from net investment income	(.04)	- J	-	(.01)	-	-
Distributions from net realized gain	(.03)	(.03)	(.02)	(.01)	-	-
Total distributions	(.07)	(.03)	(.02)	(.02)	-	-
Net asset value, end of period	$ 18.42	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59
Total Return B, C, D	9.67%	31.87%	(1.57)%	9.72%	2.67%	(31.01)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.78%	1.78%	1.80%	1.83%	1.79%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.78%	1.80%	1.83%	1.79%
Expenses net of all reductions	1.74% A	1.77%	1.77%	1.79%	1.81%	1.78%
Net investment income	.55% A	.27%	(.07)%	(.10)%	.02%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 763	$ 826	$ 776	$ 1,060	$ 1,072	$ 853
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	(.01)	- I	- I
Net realized and unrealized gain (loss)	1.57	4.04	(.19)	1.16	.31	(5.21)
Total from investment operations	1.62	4.08	(.20)	1.15	.31	(5.21)
Distributions from net investment income	(.11)	(.03)	-	(.01)	-	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.14)	(.06)	(.03)	(.01) J	-	-
Net asset value, end of period	$ 18.31	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59
Total Return B, C, D	9.72%	31.89%	(1.58)%	9.69%	2.67%	(31.01)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.77%	1.78%	1.79%	1.82%	1.79%
Expenses net of fee waivers, if any	1.78% A	1.77%	1.78%	1.79%	1.82%	1.79%
Expenses net of all reductions	1.75% A	1.77%	1.77%	1.79%	1.81%	1.78%
Net investment income	.54% A	.27%	(.07)%	(.09)%	.03%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,829	$ 4,775	$ 3,030	$ 2,853	$ 2,501	$ 2,676
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56
Income from Investment Operations
Net investment income (loss) D	.15	.21	.15	.11	.10	.17
Net realized and unrealized gain (loss)	1.66	4.26	(.20)	1.24	.34	(5.45)
Total from investment operations	1.81	4.47	(.05)	1.35	.44	(5.28)
Distributions from net investment income	(.26)	(.18)	(.15)	(.10)	(.02)	(.13)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.29)	(.21)	(.19)	(.10) H	(.02)	(.13)
Net asset value, end of period	$ 19.36	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15
Total Return B, C	10.29%	33.17%	(.50)%	10.81%	3.75%	(30.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.75%	.74%	.78%	.79%	.69%
Expenses net of fee waivers, if any	.72% A	.75%	.74%	.78%	.79%	.69%
Expenses net of all reductions	.69% A	.75%	.73%	.77%	.77%	.69%
Net investment income	1.60% A	1.29%	.97%	.92%	1.06%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,406	$ 223,854	$ 179,641	$ 34,740	$ 1,344	$ 5,242
Portfolio turnover rate F	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 309,268,323
Gross unrealized depreciation	(79,727,746)
Net unrealized appreciation (depreciation) on securities and other investments	$ 229,540,577

Tax cost	$ 1,803,260,088

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (330,079,835)
2018	(24,002,417)
Total capital loss carryforward	$ 354,082,252)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $688,568,794 and $737,988,884, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 162,906	$ 2,477
Class T	.25%	.25%	39,020	207
Class B	.75%	.25%	3,765	2,829
Class C	.75%	.25%	27,475	8,519
			$ 233,166	$ 14,032

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,136
Class T*	3,482
Class B*	585
Class C	1,533
$ 15,736

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 297,510.04
Class A	70,204.11
Class T	24,433.31
Class B	1,120.30
Class C	8,242.30
Institutional Class	287,691.25
	$ 689,200

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,216 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,518 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $947,710. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $455,131, including $3,346 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $261,597 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012
From net investment income
Class O	$ 24,897,964	$ 18,723,551
Class A	1,798,281	1,121,461
Class T	150,677	65,856
Class B	1,909	61
Class C	33,936	6,521
Institutional Class	3,196,922	2,322,979
Total	$ 30,079,689	$ 22,240,429
From net realized gain
Class O	$ 2,538,844	$ 2,701,385
Class A	222,674	218,271
Class T	26,379	24,485
Class B	1,302	1,755
Class C	9,132	7,004
Institutional Class	375,630	378,463
Total	$ 3,173,961	$ 3,331,363

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Class O
Shares sold	2,007,398	5,580,617	$ 35,858,818	$ 88,605,028
Reinvestment of distributions	1,407,676	1,264,500	24,161,611	18,689,315
Shares redeemed	(6,416,599)	(15,507,291)	(114,212,739)	(246,649,704)
Net increase (decrease)	(3,001,525)	(8,662,174)	$ (54,192,310)	$ (139,355,361)
Class A
Shares sold	764,258	1,342,312	$ 13,445,890	$ 20,790,722
Reinvestment of distributions	115,483	87,570	1,947,628	1,272,398
Shares redeemed	(907,091)	(1,593,042)	(15,992,863)	(24,719,765)
Net increase (decrease)	(27,350)	(163,160)	$ (599,345)	$ (2,656,645)
Class T
Shares sold	103,904	179,769	$ 1,827,983	$ 2,774,619
Reinvestment of distributions	9,922	5,997	166,859	86,960
Shares redeemed	(53,269)	(181,294)	(930,541)	(2,782,012)
Net increase (decrease)	60,557	4,472	$ 1,064,301	$ 79,567
Class B
Shares sold	2,214	6,079	$ 38,689	$ 91,129
Reinvestment of distributions	175	118	2,922	1,690
Shares redeemed	(9,907)	(17,813)	(170,033)	(278,436)
Net increase (decrease)	(7,518)	(11,616)	$ (128,422)	$ (185,617)
Class C
Shares sold	121,259	132,216	$ 2,102,455	$ 2,016,265
Reinvestment of distributions	2,446	890	40,647	12,767
Shares redeemed	(34,329)	(85,848)	(585,674)	(1,317,709)
Net increase (decrease)	89,376	47,258	$ 1,557,428	$ 711,323
Institutional Class
Shares sold	430,425	116,008	$ 8,036,816	$ 1,928,321
Reinvestment of distributions	203,618	178,776	3,566,304	2,695,938
Shares redeemed	(399,710)	(978,426)	(7,516,492)	(15,514,514)
Net increase (decrease)	234,333	(683,642)	$ 4,086,628	$ (10,890,255)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Diversified Stock Fund -

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class O	.51%
Actual		$ 1,000.00	$ 1,103.80	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.83%
Actual		$ 1,000.00	$ 1,101.90	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.28%
Actual		$ 1,000.00	$ 1,099.70	$ 6.70
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.77%
Actual		$ 1,000.00	$ 1,096.70	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.78%
Actual		$ 1,000.00	$ 1,097.20	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,102.90	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.6	5.3
JPMorgan Chase & Co.	3.3	3.2
IBM Corp.	2.9	2.0
Wells Fargo & Co.	2.8	2.7
Google, Inc. Class A	2.2	2.4
Cisco Systems, Inc.	2.2	1.8
General Electric Co.	2.2	2.1
Comcast Corp. Class A	2.0	2.2
Chevron Corp.	1.8	3.1
Procter & Gamble Co.	1.6	1.8
	24.6
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.3	25.8
Financials	18.3	15.8
Energy	13.9	13.1
Health Care	12.4	13.2
Consumer Staples	9.9	8.5
Asset Allocation (% of fund's net assets)
As of March 31, 2013 *		As of September 30, 2012 **
	Stocks 95.8%		Stocks 95.4%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	9.3%	** Foreign investments	9.7%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.2%
Gentex Corp.	225,000	$ 4,502,250
Automobiles - 0.3%
Ford Motor Co.	500,000	6,575,000
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	150,000	2,608,500
Grand Canyon Education, Inc. (a)	175,000	4,443,250
Strayer Education, Inc. (d)	125,000	6,047,500
Weight Watchers International, Inc. (d)	125,000	5,263,750
		18,363,000
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	100,000	9,969,000
Texas Roadhouse, Inc. Class A	275,000	5,552,250
Yum! Brands, Inc.	50,000	3,597,000
		19,118,250
Leisure Equipment & Products - 0.3%
New Academy Holding Co. LLC unit (e)(f)	60,000	6,501,600
Media - 2.3%
Comcast Corp. Class A	975,000	40,959,750
Time Warner, Inc.	100,000	5,762,000
		46,721,750
Multiline Retail - 1.6%
Kohl's Corp.	150,000	6,919,500
Target Corp.	350,000	23,957,500
		30,877,000
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	75,000	3,465,000
Citi Trends, Inc. (a)	350,000	3,580,500
Lowe's Companies, Inc.	300,000	11,376,000
Staples, Inc.	325,000	4,364,750
		22,786,250
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	150,000	7,498,500
TOTAL CONSUMER DISCRETIONARY		162,943,600
CONSUMER STAPLES - 9.9%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	225,000	11,009,250
PepsiCo, Inc.	275,000	21,755,250
The Coca-Cola Co.	500,000	20,220,000
		52,984,500
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	300,000	16,497,000
Kroger Co.	350,000	11,599,000
Safeway, Inc.	175,000	4,611,250
Walgreen Co.	475,000	22,648,000
		55,355,250

	Shares	Value
Food Products - 0.6%
Kellogg Co.	200,000	$ 12,886,000
Household Products - 1.6%
Procter & Gamble Co.	425,000	32,750,500
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A (d)	75,000	3,315,000
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	125,000	13,381,250
Lorillard, Inc.	255,000	10,289,250
Philip Morris International, Inc.	175,000	16,224,250
		39,894,750
TOTAL CONSUMER STAPLES		197,186,000
ENERGY - 13.3%
Energy Equipment & Services - 2.9%
Halliburton Co.	425,000	17,174,250
Helmerich & Payne, Inc.	100,000	6,070,000
McDermott International, Inc. (a)	100,000	1,099,000
National Oilwell Varco, Inc.	212,500	15,034,375
Noble Corp.	225,000	8,583,750
Schlumberger Ltd.	100,000	7,489,000
Trinidad Drilling Ltd. (d)	500,000	3,622,582
		59,072,957
Oil, Gas & Consumable Fuels - 10.4%
Amyris, Inc. (a)(d)	1,000,000	3,080,000
Anadarko Petroleum Corp.	100,000	8,745,000
Apache Corp.	225,000	17,361,000
BP PLC sponsored ADR	200,000	8,470,000
Canadian Natural Resources Ltd.	650,000	20,840,183
Chevron Corp.	300,000	35,646,000
Clean Energy Fuels Corp. (a)(d)	275,000	3,575,000
Exxon Mobil Corp.	225,000	20,274,750
Hess Corp.	125,000	8,951,250
HollyFrontier Corp.	37,500	1,929,375
Occidental Petroleum Corp.	225,000	17,633,250
Peabody Energy Corp.	375,000	7,931,250
Royal Dutch Shell PLC Class A sponsored ADR	225,000	14,661,000
Scorpio Tankers, Inc. (a)	234,900	2,095,308
Suncor Energy, Inc.	625,000	18,728,159
The Williams Companies, Inc.	450,000	16,857,000
		206,778,525
TOTAL ENERGY		265,851,482
FINANCIALS - 18.3%
Capital Markets - 2.9%
Ashmore Group PLC	950,000	5,052,171
Charles Schwab Corp.	500,000	8,845,000
KKR & Co. LP	475,000	9,177,000
Manning & Napier, Inc.	150,000	2,481,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,000,000	$ 21,980,000
The Blackstone Group LP	550,000	10,879,000
		58,414,171
Commercial Banks - 3.8%
CIT Group, Inc. (a)	200,000	8,696,000
Erste Group Bank AG	100,000	2,785,460
Standard Chartered PLC (United Kingdom)	175,000	4,529,670
U.S. Bancorp	100,000	3,393,000
Wells Fargo & Co.	1,500,000	55,485,000
		74,889,130
Diversified Financial Services - 5.8%
Bank of America Corp.	1,000,000	12,180,000
Citigroup, Inc.	200,000	8,848,000
IntercontinentalExchange, Inc. (a)	25,000	4,076,750
JPMorgan Chase & Co.	1,400,000	66,444,000
KKR Financial Holdings LLC	2,200,000	24,354,000
		115,902,750
Insurance - 4.5%
AFLAC, Inc.	100,000	5,202,000
American International Group, Inc. (a)	200,000	7,764,000
Assured Guaranty Ltd.	200,000	4,122,000
CNO Financial Group, Inc.	500,000	5,725,000
Genworth Financial, Inc. Class A (a)	900,000	9,000,000
Hartford Financial Services Group, Inc.	125,000	3,225,000
MetLife, Inc.	825,000	31,366,500
Prudential Financial, Inc.	300,000	17,697,000
Torchmark Corp.	100,000	5,980,000
		90,081,500
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc. (d)	2,453,015	26,271,791
TOTAL FINANCIALS		365,559,342
HEALTH CARE - 12.4%
Biotechnology - 1.7%
Achillion Pharmaceuticals, Inc. (a)	163,865	1,432,180
Alnylam Pharmaceuticals, Inc. (a)	100,000	2,437,000
Amgen, Inc.	175,000	17,939,250
BioMarin Pharmaceutical, Inc. (a)	25,000	1,556,500
Dynavax Technologies Corp. (a)	950,000	2,109,000
Elan Corp. PLC sponsored ADR (a)	250,000	2,950,000
Gentium SpA sponsored ADR (a)	200,000	1,648,000
MEI Pharma, Inc. (a)(d)	288,300	2,488,029
Vertex Pharmaceuticals, Inc. (a)	40,000	2,199,200
		34,759,159
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	287,500	9,634,125
Haemonetics Corp. (a)	30,000	1,249,800
Mako Surgical Corp. (a)(d)	400,000	4,460,000

	Shares	Value
NxStage Medical, Inc. (a)	250,000	$ 2,820,000
St. Jude Medical, Inc.	75,000	3,033,000
		21,196,925
Health Care Providers & Services - 5.3%
Aetna, Inc.	250,000	12,780,000
Cardinal Health, Inc.	100,000	4,162,000
Catamaran Corp. (a)	100,000	5,299,011
Express Scripts Holding Co. (a)	150,000	8,647,500
HCA Holdings, Inc.	200,000	8,126,000
Health Management Associates, Inc. Class A (a)	200,000	2,574,000
Laboratory Corp. of America Holdings (a)	50,000	4,510,000
McKesson Corp.	100,000	10,796,000
MEDNAX, Inc. (a)	60,000	5,377,800
Qualicorp SA (a)	250,000	2,511,444
Quest Diagnostics, Inc.	35,000	1,975,750
UnitedHealth Group, Inc.	425,000	24,314,250
WellPoint, Inc.	225,000	14,901,750
		105,975,505
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	400,000	5,436,000
HMS Holdings Corp. (a)	100,000	2,715,000
MedAssets, Inc. (a)	325,000	6,256,250
		14,407,250
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	50,000	3,231,500
QIAGEN NV (a)	350,000	7,378,000
		10,609,500
Pharmaceuticals - 3.1%
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,555,200
Endo Health Solutions, Inc. (a)	175,000	5,383,000
Jazz Pharmaceuticals PLC (a)	50,000	2,795,500
Merck & Co., Inc.	700,000	30,961,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,000	4,960,000
ViroPharma, Inc. (a)	175,000	4,403,000
Warner Chilcott PLC	600,000	8,130,000
XenoPort, Inc. (a)	450,000	3,217,500
		61,405,200
TOTAL HEALTH CARE		248,353,539
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	75,000	5,651,250
The Boeing Co.	125,000	10,731,250
United Technologies Corp.	225,000	21,021,750
		37,404,250
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	175,000	10,405,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	25,000	$ 892,750
United Parcel Service, Inc. Class B	150,000	12,885,000
		24,183,250
Electrical Equipment - 0.2%
Babcock & Wilcox Co.	150,000	4,261,500
Industrial Conglomerates - 2.2%
General Electric Co.	1,850,000	42,772,000
Machinery - 0.3%
Stanley Black & Decker, Inc.	75,000	6,072,750
Professional Services - 1.1%
Acacia Research Corp. (a)	570,000	17,196,900
Towers Watson & Co.	65,000	4,505,800
		21,702,700
Road & Rail - 0.5%
CSX Corp.	425,000	10,467,750
TOTAL INDUSTRIALS		146,864,200
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.2%
Brocade Communications Systems, Inc. (a)	950,000	5,481,500
Cisco Systems, Inc.	2,075,000	43,388,250
Juniper Networks, Inc. (a)	300,000	5,562,000
QUALCOMM, Inc.	150,000	10,042,500
		64,474,250
Computers & Peripherals - 3.8%
3D Systems Corp. (a)(d)	52,500	1,692,600
Apple, Inc.	162,500	71,927,375
Fusion-io, Inc. (a)	83,800	1,371,806
Stratasys Ltd. (a)	10,000	742,200
		75,733,981
Electronic Equipment & Components - 0.1%
Fabrinet (a)	175,000	2,556,750
Internet Software & Services - 2.5%
Google, Inc. Class A (a)	55,000	43,671,650
VeriSign, Inc. (a)	150,000	7,092,000
		50,763,650
IT Services - 9.3%
Cognizant Technology Solutions Corp. Class A (a)	325,000	24,898,250
Fidelity National Information Services, Inc.	175,000	6,933,500
IBM Corp.	275,000	58,657,500
MasterCard, Inc. Class A	52,500	28,409,325

	Shares	Value
Paychex, Inc.	825,000	$ 28,932,750
The Western Union Co.	300,000	4,512,000
Unisys Corp. (a)	150,000	3,412,500
Visa, Inc. Class A	175,000	29,722,000
		185,477,825
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	825,000	11,121,000
Broadcom Corp. Class A	500,000	17,335,000
GT Advanced Technologies, Inc. (a)(d)	1,050,000	3,454,500
KLA-Tencor Corp.	100,000	5,274,000
Samsung Electronics Co. Ltd.	10,000	13,733,227
		50,917,727
Software - 1.8%
Concur Technologies, Inc. (a)	75,000	5,149,500
Electronic Arts, Inc. (a)	250,000	4,425,000
Nuance Communications, Inc. (a)	500,000	10,090,000
ServiceNow, Inc.	75,000	2,715,000
Splunk, Inc.	75,000	3,002,250
VMware, Inc. Class A (a)	105,000	8,282,400
Workday, Inc. Class A	28,000	1,725,640
		35,389,790
TOTAL INFORMATION TECHNOLOGY		465,313,973
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	37,500	3,322,341
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	650,000	31,947,500
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	250,000	7,102,500
TOTAL TELECOMMUNICATION SERVICES		39,050,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp.	200,000	6,262,000
TOTAL COMMON STOCKS (Cost $1,662,749,948)		1,900,706,477
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	49,505	9,835,988
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,729,224)		9,835,988
Convertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f)	$ 2,000,000	$ 1,409,380
TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		1,409,380
Other - 0.5%

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(g)(h)	6,666,667	6,666,667
Shares
EQTY ER Holdings, LLC (f)(g)(h)	3,333,333	3,333,333
TOTAL OTHER (Cost $10,000,000)		10,000,000
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.15% (b)	86,333,531	86,333,531
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	24,515,289	24,515,289
TOTAL MONEY MARKET FUNDS (Cost $110,848,820)		110,848,820
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,794,327,992)		2,032,800,665
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(38,164,332)
NET ASSETS - 100%		$ 1,994,636,333
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,910,980 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
(g) Affiliated company
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,854
Fidelity Securities Lending Cash Central Fund	455,131
Total	$ 512,985
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 6,666,667	$ -	$ -	$ 6,666,667
EQTY ER Holdings, LLC	-	3,333,333	-	-	3,333,333
Total	$ -	$ 10,000,000	$ -	$ -	$ 10,000,000
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 172,779,588	$ 166,277,988	$ -	$ 6,501,600
Consumer Staples	197,186,000	197,186,000	-	-
Energy	265,851,482	265,851,482	-	-
Financials	365,559,342	365,559,342	-	-
Health Care	248,353,539	248,353,539	-	-
Industrials	146,864,200	146,864,200	-	-
Information Technology	465,313,973	465,313,973	-	-
Materials	3,322,341	3,322,341	-	-
Telecommunication Services	39,050,000	39,050,000	-	-
Utilities	6,262,000	6,262,000	-	-
Corporate Bonds	1,409,380	-	1,409,380	-
Other/Energy	10,000,000	-	-	10,000,000
Money Market Funds	110,848,820	110,848,820	-	-
Total Investments in Securities:	$ 2,032,800,665	$ 2,014,889,685	$ 1,409,380	$ 16,501,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,921,426) - See accompanying schedule: Unaffiliated issuers (cost $1,673,479,172)	$ 1,911,951,845
Fidelity Central Funds (cost $110,848,820)	110,848,820
Other affiliated issuers (cost $10,000,000)	10,000,000
Total Investments (cost $1,794,327,992)		$ 2,032,800,665
Cash		893,751
Receivable for investments sold		13,223,517
Receivable for fund shares sold		474,192
Dividends receivable		2,337,297
Interest receivable		5,667
Distributions receivable from Fidelity Central Funds		101,771
Prepaid expenses		2,710
Other receivables		132,057
Total assets		2,049,971,627

Liabilities
Payable for investments purchased	$ 28,818,312
Payable for fund shares redeemed	932,491
Accrued management fee	703,457
Distribution and service plan fees payable	41,632
Other affiliated payables	220,964
Other payables and accrued expenses	103,149
Collateral on securities loaned, at value	24,515,289
Total liabilities		55,335,294

Net Assets		$ 1,994,636,333
Net Assets consist of:
Paid in capital		$ 2,021,370,172
Undistributed net investment income		4,683,915
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(269,890,263)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		238,472,509
Net Assets		$ 1,994,636,333

Statement of Assets and Liabilities - continued

March 31, 2013 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,585,021,125 ÷ 83,479,817 shares)	$ 18.99

Class A: Net Asset Value and redemption price per share ($137,332,544 ÷ 7,370,123 shares)	$ 18.63

Maximum offering price per share (100/94.25 of $18.63)	$ 19.77
Class T: Net Asset Value and redemption price per share ($17,284,906 ÷ 931,492 shares)	$ 18.56

Maximum offering price per share (100/96.50 of $18.56)	$ 19.23
Class B: Net Asset Value and offering price per share ($763,156 ÷ 41,433 shares)A	$ 18.42

Class C: Net Asset Value and offering price per share ($6,828,963 ÷ 373,059 shares)A	$ 18.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($247,405,639 ÷ 12,782,483 shares)	$ 19.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 21,250,018
Interest		30,028
Income from Fidelity Central Funds		512,985
Total income		21,793,031

Expenses
Management fee	$ 4,049,957
Transfer agent fees	689,200
Distribution and service plan fees	233,166
Accounting and security lending fees	292,808
Custodian fees and expenses	24,492
Independent trustees' compensation	6,191
Appreciation in deferred trustee compensation account	262
Registration fees	37,985
Audit	34,634
Legal	6,010
Miscellaneous	9,245
Total expenses before reductions	5,383,950
Expense reductions	(261,624)	5,122,326
Net investment income		16,670,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,546,872
Foreign currency transactions	(60,516)
Total net realized gain (loss)		101,486,356
Change in net unrealized appreciation (depreciation) on: Investment securities	70,779,082
Assets and liabilities in foreign currencies	9,470
Total change in net unrealized appreciation (depreciation)		70,788,552
Net gain (loss)		172,274,908
Net increase (decrease) in net assets resulting from operations		$ 188,945,613

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,670,705	$ 26,491,637
Net realized gain (loss)	101,486,356	125,558,201
Change in net unrealized appreciation (depreciation)	70,788,552	351,152,681
Net increase (decrease) in net assets resulting from operations	188,945,613	503,202,519
Distributions to shareholders from net investment income	(30,079,689)	(22,240,429)
Distributions to shareholders from net realized gain	(3,173,961)	(3,331,363)
Total distributions	(33,253,650)	(25,571,792)
Share transactions - net increase (decrease)	(48,211,720)	(152,296,988)
Total increase (decrease) in net assets	107,480,243	325,333,739

Net Assets
Beginning of period	1,887,156,090	1,561,822,351
End of period (including undistributed net investment income of $4,683,915 and undistributed net investment income of $18,092,899, respectively)	$ 1,994,636,333	$ 1,887,156,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44
Income from Investment Operations
Net investment income (loss) E	.16	.24	.18	.15	.13	.20
Net realized and unrealized gain (loss)	1.62	4.19	(.20)	1.21	.29	(5.41)
Total from investment operations	1.78	4.43	(.02)	1.36	.42	(5.21)
Distributions from net investment income	(.29)	(.20)	(.15)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.32)	(.23)	(.20) I	(.14) J	(.15)	(.17)
Net asset value, end of period	$ 18.99	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06
Total Return B, C, D	10.38%	33.55%	(.32)%	11.15%	4.04%	(30.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	.51% A	.51%	.51%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.51%	.51%	.49%
Expenses net of all reductions	.48% A	.51%	.50%	.50%	.50%	.48%
Net investment income	1.81% A	1.53%	1.20%	1.20%	1.34%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,585,021	$ 1,515,727	$ 1,268,316	$ 1,458,736	$ 1,708,710	$ 1,758,888
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share. JTotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07
Income from Investment Operations
Net investment income (loss) F	.13	.19	.13	.10	.08	.13
Net realized and unrealized gain (loss)	1.59	4.10	(.20)	1.19	.30	(5.29)
Total from investment operations	1.72	4.29	(.07)	1.29	.38	(5.16)
Distributions from net investment income	(.24)	(.15)	(.10)	(.09)	(.09)	(.11)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.27)	(.18)	(.14)	(.10)	(.09)	(.11)
Net asset value, end of period	$ 18.63	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80
Total Return B, C, D, E	10.19%	33.06%	(.62)%	10.70%	3.59%	(30.42)%
Ratios to Average Net Assets G, I
Expenses before reductions	.83% A	.84%	.86%	.88%	.95%	.92%
Expenses net of fee waivers, if any	.83% A	.84%	.86%	.88%	.95%	.92%
Expenses net of all reductions	.80% A	.84%	.85%	.87%	.93%	.91%
Net investment income	1.49% A	1.20%	.85%	.82%	.90%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,333	$ 127,100	$ 98,808	$ 110,672	$ 129,758	$ 124,522
Portfolio turnover rate H	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91
Income from Investment Operations
Net investment income (loss) E	.09	.12	.06	.05	.05	.08
Net realized and unrealized gain (loss)	1.59	4.08	(.19)	1.18	.32	(5.26)
Total from investment operations	1.68	4.20	(.13)	1.23	.37	(5.18)
Distributions from net investment income	(.17)	(.08)	(.05)	(.05)	(.02)	(.04)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.20)	(.11)	(.09)	(.06)	(.02)	(.04)
Net asset value, end of period	$ 18.56	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69
Total Return B, C, D	9.97%	32.46%	(1.05)%	10.25%	3.25%	(30.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.29%	1.29%	1.30%	1.33%	1.27%
Expenses net of fee waivers, if any	1.28% A	1.29%	1.29%	1.30%	1.33%	1.27%
Expenses net of all reductions	1.26% A	1.28%	1.28%	1.29%	1.32%	1.26%
Net investment income	1.04% A	.76%	.42%	.40%	.52%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,285	$ 14,874	$ 11,251	$ 12,051	$ 11,378	$ 12,444
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	(.01)	- J	- J
Net realized and unrealized gain (loss)	1.57	4.04	(.19)	1.17	.31	(5.21)
Total from investment operations	1.62	4.08	(.20)	1.16	.31	(5.21)
Distributions from net investment income	(.04)	- J	-	(.01)	-	-
Distributions from net realized gain	(.03)	(.03)	(.02)	(.01)	-	-
Total distributions	(.07)	(.03)	(.02)	(.02)	-	-
Net asset value, end of period	$ 18.42	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59
Total Return B, C, D	9.67%	31.87%	(1.57)%	9.72%	2.67%	(31.01)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.78%	1.78%	1.80%	1.83%	1.79%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.78%	1.80%	1.83%	1.79%
Expenses net of all reductions	1.74% A	1.77%	1.77%	1.79%	1.81%	1.78%
Net investment income	.55% A	.27%	(.07)%	(.10)%	.02%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 763	$ 826	$ 776	$ 1,060	$ 1,072	$ 853
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	(.01)	- I	- I
Net realized and unrealized gain (loss)	1.57	4.04	(.19)	1.16	.31	(5.21)
Total from investment operations	1.62	4.08	(.20)	1.15	.31	(5.21)
Distributions from net investment income	(.11)	(.03)	-	(.01)	-	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.14)	(.06)	(.03)	(.01) J	-	-
Net asset value, end of period	$ 18.31	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59
Total Return B, C, D	9.72%	31.89%	(1.58)%	9.69%	2.67%	(31.01)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.77%	1.78%	1.79%	1.82%	1.79%
Expenses net of fee waivers, if any	1.78% A	1.77%	1.78%	1.79%	1.82%	1.79%
Expenses net of all reductions	1.75% A	1.77%	1.77%	1.79%	1.81%	1.78%
Net investment income	.54% A	.27%	(.07)%	(.09)%	.03%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,829	$ 4,775	$ 3,030	$ 2,853	$ 2,501	$ 2,676
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56
Income from Investment Operations
Net investment income (loss) D	.15	.21	.15	.11	.10	.17
Net realized and unrealized gain (loss)	1.66	4.26	(.20)	1.24	.34	(5.45)
Total from investment operations	1.81	4.47	(.05)	1.35	.44	(5.28)
Distributions from net investment income	(.26)	(.18)	(.15)	(.10)	(.02)	(.13)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.29)	(.21)	(.19)	(.10) H	(.02)	(.13)
Net asset value, end of period	$ 19.36	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15
Total Return B, C	10.29%	33.17%	(.50)%	10.81%	3.75%	(30.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.75%	.74%	.78%	.79%	.69%
Expenses net of fee waivers, if any	.72% A	.75%	.74%	.78%	.79%	.69%
Expenses net of all reductions	.69% A	.75%	.73%	.77%	.77%	.69%
Net investment income	1.60% A	1.29%	.97%	.92%	1.06%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,406	$ 223,854	$ 179,641	$ 34,740	$ 1,344	$ 5,242
Portfolio turnover rate F	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 309,268,323
Gross unrealized depreciation	(79,727,746)
Net unrealized appreciation (depreciation) on securities and other investments	$ 229,540,577

Tax cost	$ 1,803,260,088

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (330,079,835)
2018	(24,002,417)
Total capital loss carryforward	$ 354,082,252)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $688,568,794 and $737,988,884, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 162,906	$ 2,477
Class T	.25%	.25%	39,020	207
Class B	.75%	.25%	3,765	2,829
Class C	.75%	.25%	27,475	8,519
			$ 233,166	$ 14,032

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,136
Class T*	3,482
Class B*	585
Class C	1,533
$ 15,736

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 297,510.04
Class A	70,204.11
Class T	24,433.31
Class B	1,120.30
Class C	8,242.30
Institutional Class	287,691.25
	$ 689,200

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,216 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,518 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $947,710. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $455,131, including $3,346 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $261,597 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012
From net investment income
Class O	$ 24,897,964	$ 18,723,551
Class A	1,798,281	1,121,461
Class T	150,677	65,856
Class B	1,909	61
Class C	33,936	6,521
Institutional Class	3,196,922	2,322,979
Total	$ 30,079,689	$ 22,240,429
From net realized gain
Class O	$ 2,538,844	$ 2,701,385
Class A	222,674	218,271
Class T	26,379	24,485
Class B	1,302	1,755
Class C	9,132	7,004
Institutional Class	375,630	378,463
Total	$ 3,173,961	$ 3,331,363

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Class O
Shares sold	2,007,398	5,580,617	$ 35,858,818	$ 88,605,028
Reinvestment of distributions	1,407,676	1,264,500	24,161,611	18,689,315
Shares redeemed	(6,416,599)	(15,507,291)	(114,212,739)	(246,649,704)
Net increase (decrease)	(3,001,525)	(8,662,174)	$ (54,192,310)	$ (139,355,361)
Class A
Shares sold	764,258	1,342,312	$ 13,445,890	$ 20,790,722
Reinvestment of distributions	115,483	87,570	1,947,628	1,272,398
Shares redeemed	(907,091)	(1,593,042)	(15,992,863)	(24,719,765)
Net increase (decrease)	(27,350)	(163,160)	$ (599,345)	$ (2,656,645)
Class T
Shares sold	103,904	179,769	$ 1,827,983	$ 2,774,619
Reinvestment of distributions	9,922	5,997	166,859	86,960
Shares redeemed	(53,269)	(181,294)	(930,541)	(2,782,012)
Net increase (decrease)	60,557	4,472	$ 1,064,301	$ 79,567
Class B
Shares sold	2,214	6,079	$ 38,689	$ 91,129
Reinvestment of distributions	175	118	2,922	1,690
Shares redeemed	(9,907)	(17,813)	(170,033)	(278,436)
Net increase (decrease)	(7,518)	(11,616)	$ (128,422)	$ (185,617)
Class C
Shares sold	121,259	132,216	$ 2,102,455	$ 2,016,265
Reinvestment of distributions	2,446	890	40,647	12,767
Shares redeemed	(34,329)	(85,848)	(585,674)	(1,317,709)
Net increase (decrease)	89,376	47,258	$ 1,557,428	$ 711,323
Institutional Class
Shares sold	430,425	116,008	$ 8,036,816	$ 1,928,321
Reinvestment of distributions	203,618	178,776	3,566,304	2,695,938
Shares redeemed	(399,710)	(978,426)	(7,516,492)	(15,514,514)
Net increase (decrease)	234,333	(683,642)	$ 4,086,628	$ (10,890,255)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Capital Development Fund -

Institutional Class

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class O	.60%
Actual		$ 1,000.00	$ 1,068.50	$ 3.09
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02
Class A	.93%
Actual		$ 1,000.00	$ 1,066.70	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
Class T	1.46%
Actual		$ 1,000.00	$ 1,064.10	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.34
Class B	1.90%
Actual		$ 1,000.00	$ 1,061.90	$ 9.77
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.90%
Actual		$ 1,000.00	$ 1,062.10	$ 9.77
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,067.20	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.9	2.3
Chevron Corp.	2.6	2.6
Wells Fargo & Co.	2.4	2.0
United Technologies Corp.	2.1	1.0
The Walt Disney Co.	2.0	1.3
Citigroup, Inc.	1.9	0.9
Berkshire Hathaway, Inc. Class A	1.8	0.3
Exxon Mobil Corp.	1.7	1.7
Visa, Inc. Class A	1.5	1.0
TJX Companies, Inc.	1.5	1.6
	21.4
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.2	19.8
Information Technology	17.7	21.0
Financials	14.0	9.9
Health Care	11.7	10.1
Energy	11.1	11.4
Asset Allocation (% of fund's net assets)
As of March 31, 2013*		As of September 30, 2012**
	Stocks 99.8%		Stocks 98.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	16.9%	** Foreign investments	19.9%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 20.2%
Automobiles - 0.4%
Kia Motors Corp.	135,000	$ 6,750,596
Tesla Motors, Inc. (a)	119,400	4,524,066
		11,274,662
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	8,568,650
Hotels, Restaurants & Leisure - 2.0%
Dunkin' Brands Group, Inc.	100,800	3,717,504
Interval Leisure Group, Inc.	200,000	4,348,000
Jubilant Foodworks Ltd. (a)	220,000	5,040,033
McDonald's Corp.	90,000	8,972,100
Sands China Ltd.	2,200,000	11,407,334
Starbucks Corp.	100,000	5,696,000
The Cheesecake Factory, Inc.	145,000	5,598,450
Tim Hortons, Inc. (Canada)	154,000	8,369,681
		53,149,102
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	146,100	38,934,189
priceline.com, Inc. (a)	9,600	6,604,128
		45,538,317
Leisure Equipment & Products - 0.7%
Bauer Performance Sports Ltd. (a)(e)	817,600	9,658,119
Polaris Industries, Inc.	100,000	9,249,000
		18,907,119
Media - 3.4%
Comcast Corp. Class A	670,000	28,146,700
Pandora Media, Inc. (a)(d)	328,000	4,644,480
The Walt Disney Co.	930,200	52,835,360
Time Warner, Inc.	100,000	5,762,000
		91,388,540
Multiline Retail - 2.2%
Dollar General Corp. (a)	166,400	8,416,512
Dollar Tree, Inc. (a)	120,000	5,811,600
Dollarama, Inc.	451,000	28,959,718
Target Corp.	256,000	17,523,200
		60,711,030
Specialty Retail - 5.4%
Ascena Retail Group, Inc. (a)	400,000	7,420,000
AutoZone, Inc. (a)	44,700	17,735,619
Destination Maternity Corp.	208,100	4,869,540
Gap, Inc.	150,000	5,310,000
Guess?, Inc.	221,000	5,487,430
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,125,180
New York & Co., Inc. (a)	1,349,187	5,518,175
PT ACE Hardware Indonesia Tbk	89,990,000	7,680,548
Ross Stores, Inc.	631,070	38,255,463
Sally Beauty Holdings, Inc. (a)	291,000	8,549,580

	Shares	Value
Tilly's, Inc. (a)	383,800	$ 4,881,936
TJX Companies, Inc.	872,900	40,808,075
		147,641,546
Textiles, Apparel & Luxury Goods - 4.1%
Brunello Cucinelli SpA	310,500	6,535,397
Fifth & Pacific Companies, Inc. (a)	412,800	7,793,664
Michael Kors Holdings Ltd. (a)	36,000	2,044,440
NIKE, Inc. Class B	405,000	23,899,050
PVH Corp.	224,165	23,943,064
Ralph Lauren Corp.	82,500	13,968,075
Samsonite International SA	2,307,600	5,767,105
Steven Madden Ltd. (a)	207,903	8,968,935
Vera Bradley, Inc. (a)(d)	115,762	2,735,456
VF Corp.	84,653	14,200,541
		109,855,727
TOTAL CONSUMER DISCRETIONARY		547,034,693
CONSUMER STAPLES - 8.7%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	83,846	8,302,675
Anheuser-Busch InBev SA NV:
ADR	65,000	6,470,750
(strip VVPR)	160,000	205
Beam, Inc.	230,000	14,614,200
Dr. Pepper Snapple Group, Inc.	352,400	16,545,180
Monster Beverage Corp. (a)	180,200	8,602,748
The Coca-Cola Co.	300,000	12,132,000
		66,667,758
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	332,000	18,256,680
Drogasil SA	433,666	4,629,061
Fresh Market, Inc. (a)	137,800	5,893,706
PriceSmart, Inc.	107,300	8,351,159
Wal-Mart Stores, Inc.	186,300	13,940,829
Whole Foods Market, Inc.	205,000	17,783,750
		68,855,185
Food Products - 0.6%
Mondelez International, Inc.	270,000	8,264,700
TreeHouse Foods, Inc. (a)	131,500	8,567,225
		16,831,925
Household Products - 0.9%
Colgate-Palmolive Co.	197,400	23,299,122
Tobacco - 2.2%
British American Tobacco PLC:
(United Kingdom)	200,000	10,718,200
sponsored ADR	60,000	6,423,000
Imperial Tobacco Group PLC	100,000	3,493,216
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	393,300	$ 15,869,655
Philip Morris International, Inc.	257,900	23,909,909
		60,413,980
TOTAL CONSUMER STAPLES		236,067,970
ENERGY - 11.1%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	102,000	6,650,400
Ensco PLC Class A	96,800	5,808,000
Halliburton Co.	622,900	25,171,389
Rowan Companies PLC (a)	142,900	5,052,944
Schlumberger Ltd.	40,000	2,995,600
Transocean Ltd. (United States)	150,000	7,794,000
		53,472,333
Oil, Gas & Consumable Fuels - 9.1%
Access Midstream Partners LP	195,900	7,908,483
Anadarko Petroleum Corp.	170,500	14,910,225
Apache Corp.	214,100	16,519,956
Canadian Natural Resources Ltd.	100,000	3,206,182
Chevron Corp.	598,600	71,125,652
Enterprise Products Partners LP	113,200	6,824,828
EPL Oil & Gas, Inc. (a)	801,100	21,477,491
Exxon Mobil Corp.	498,000	44,874,780
Hess Corp.	95,300	6,824,433
Noble Energy, Inc.	38,100	4,406,646
Occidental Petroleum Corp.	126,800	9,937,316
Tesoro Logistics LP	318,200	17,173,254
The Williams Companies, Inc.	415,558	15,566,803
Western Gas Equity Partners LP	197,300	6,751,606
		247,507,655
TOTAL ENERGY		300,979,988
FINANCIALS - 14.0%
Capital Markets - 1.2%
BlackRock, Inc. Class A	66,000	16,954,080
Virtus Investment Partners, Inc. (a)	75,000	13,971,000
		30,925,080
Commercial Banks - 3.5%
Barclays PLC sponsored ADR	730,000	12,964,800
BSB Bancorp, Inc. (a)	100,000	1,381,000
CIT Group, Inc. (a)	100,000	4,348,000
HDFC Bank Ltd.	573,925	6,593,863
HDFC Bank Ltd. sponsored ADR	100,000	3,742,000
Wells Fargo & Co.	1,772,650	65,570,324
		94,599,987
Consumer Finance - 1.6%
Capital One Financial Corp.	247,100	13,578,145

	Shares	Value
Discover Financial Services	505,400	$ 22,662,136
Element Financial Corp. (e)	900,000	7,973,618
		44,213,899
Diversified Financial Services - 2.8%
Bank of America Corp.	1,000,000	12,180,000
Citigroup, Inc.	1,172,900	51,889,096
JPMorgan Chase & Co.	247,800	11,760,588
		75,829,684
Insurance - 3.6%
ACE Ltd.	40,000	3,558,800
American International Group, Inc. (a)	190,200	7,383,564
Berkshire Hathaway, Inc. Class A (a)	312	48,759,360
Intact Financial Corp. (a)(e)	120,000	7,353,448
Lincoln National Corp.	303,400	9,893,874
MetLife, Inc.	430,000	16,348,600
Platinum Underwriters Holdings Ltd.	89,367	4,987,572
		98,285,218
Real Estate Investment Trusts - 0.9%
American Residential Properties, Inc. (e)	150,000	3,262,500
American Tower Corp.	195,000	14,999,400
Simon Property Group, Inc.	42,200	6,691,232
		24,953,132
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	590,000	7,427,737
Realogy Holdings Corp.	77,000	3,760,680
		11,188,417
TOTAL FINANCIALS		379,995,417
HEALTH CARE - 11.7%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	145,112	13,370,620
Amgen, Inc.	376,315	38,576,051
AVEO Pharmaceuticals, Inc. (a)	404,600	2,973,810
Dynavax Technologies Corp. (a)	2,844,511	6,314,814
Gilead Sciences, Inc. (a)	520,000	25,443,600
ImmunoGen, Inc. (a)	124,623	2,001,445
Merrimack Pharmaceuticals, Inc.	611,538	3,730,382
Theravance, Inc. (a)	125,000	2,952,500
		95,363,222
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	819,800	6,402,638
Insulet Corp. (a)	100,000	2,586,000
Sirona Dental Systems, Inc. (a)	180,000	13,271,400
		22,260,038
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc. (a)	280,000	7,806,400
Express Scripts Holding Co. (a)	282,000	16,257,300
Hanger, Inc. (a)	511,338	16,122,487
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MEDNAX, Inc. (a)	40,000	$ 3,585,200
Qualicorp SA (a)	804,000	8,076,803
		51,848,190
Pharmaceuticals - 5.5%
AbbVie, Inc.	350,000	14,273,000
Allergan, Inc.	292,400	32,640,612
Eli Lilly & Co.	200,000	11,358,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,616,550
Johnson & Johnson	190,000	15,490,700
Meda AB (A Shares)	500,000	5,927,216
Merck & Co., Inc.	845,000	37,374,350
PT Kalbe Farma Tbk	50,000,000	6,375,460
Shire PLC	400,000	12,179,911
ViroPharma, Inc. (a)	100,000	2,516,000
Zoetis, Inc. Class A	22,900	764,860
		148,516,659
TOTAL HEALTH CARE		317,988,109
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	389,367	29,338,803
Precision Castparts Corp.	16,000	3,033,920
Textron, Inc.	345,200	10,290,412
TransDigm Group, Inc.	20,000	3,058,400
United Technologies Corp.	601,500	56,198,145
		101,919,680
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	180,800	15,530,720
Building Products - 0.3%
Fortune Brands Home & Security, Inc. (a)	215,000	8,047,450
Commercial Services & Supplies - 0.5%
United Stationers, Inc.	361,400	13,968,110
Construction & Engineering - 1.0%
EMCOR Group, Inc.	308,400	13,073,076
Foster Wheeler AG (a)	330,000	7,540,500
Jacobs Engineering Group, Inc. (a)	98,600	5,545,264
		26,158,840
Electrical Equipment - 0.2%
Generac Holdings, Inc.	83,400	2,947,356
Hubbell, Inc. Class B	30,000	2,913,300
		5,860,656
Industrial Conglomerates - 0.6%
General Electric Co.	600,000	13,872,000
Max India Ltd.	800,000	3,293,037
		17,165,037

	Shares	Value
Machinery - 0.3%
Pall Corp.	129,000	$ 8,819,730
Professional Services - 0.5%
Nielsen Holdings B.V.	400,900	14,360,238
Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	122,000	15,917,586
Norfolk Southern Corp.	205,000	15,801,400
Union Pacific Corp.	213,500	30,404,535
		62,123,521
TOTAL INDUSTRIALS		273,953,982
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.9%
Motorola Solutions, Inc.	229,000	14,662,870
QUALCOMM, Inc.	565,800	37,880,310
		52,543,180
Computers & Peripherals - 1.0%
Apple, Inc.	47,000	20,803,610
EMC Corp. (a)	300,000	7,167,000
		27,970,610
Electronic Equipment & Components - 0.3%
SYNNEX Corp. (a)	212,900	7,877,300
Internet Software & Services - 6.0%
Angie's List, Inc. (a)(d)	483,900	9,561,864
Cornerstone OnDemand, Inc. (a)	215,902	7,362,258
Demandware, Inc.	139,172	3,528,010
Facebook, Inc. Class A	717,300	18,348,534
Google, Inc. Class A (a)	134,400	106,717,635
Mail.Ru Group Ltd. GDR (e)	241,200	6,681,240
Marin Software, Inc.	8,413	138,226
Open Text Corp. (a)	97,500	5,762,563
Rackspace Hosting, Inc. (a)	113,800	5,744,624
		163,844,954
IT Services - 3.7%
Accenture PLC Class A	361,200	27,440,364
Cardtronics, Inc. (a)	219,100	6,016,486
MasterCard, Inc. Class A	46,900	25,378,997
Visa, Inc. Class A	240,800	40,897,472
		99,733,319
Semiconductors & Semiconductor Equipment - 2.2%
ARM Holdings PLC	1,403,500	19,640,768
ARM Holdings PLC sponsored ADR	431,200	18,269,944
ASML Holding NV	115,000	7,821,150
Cymer, Inc. (a)	60,000	5,766,000
Samsung Electronics Co. Ltd.	6,000	8,239,936
		59,737,798
Software - 2.6%
MICROS Systems, Inc. (a)	280,400	12,761,004
Oracle Corp.	540,500	17,479,770
QLIK Technologies, Inc. (a)	300,000	7,749,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	90,100	$ 16,112,583
Solera Holdings, Inc.	181,900	10,610,227
VMware, Inc. Class A (a)	20,000	1,577,600
Workday, Inc. Class A (d)	46,700	2,878,121
		69,168,305
TOTAL INFORMATION TECHNOLOGY		480,875,466
MATERIALS - 5.0%
Chemicals - 2.3%
Albemarle Corp.	160,000	10,003,200
Ashland, Inc.	65,900	4,896,370
LyondellBasell Industries NV Class A	565	35,759
Monsanto Co.	289,000	30,527,070
Rockwood Holdings, Inc.	100,000	6,544,000
Sigma Aldrich Corp.	128,000	9,943,040
		61,949,439
Construction Materials - 0.3%
Vulcan Materials Co.	140,000	7,238,000
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd. (Canada)	333,600	13,684,217
Alamos Gold, Inc.	370,000	5,080,967
Allied Nevada Gold Corp. (a)	120,000	1,975,200
Carpenter Technology Corp.	160,300	7,901,187
Eldorado Gold Corp.	370,000	3,536,644
Franco-Nevada Corp.	201,000	9,174,947
Goldcorp, Inc.	455,700	15,332,801
Newcrest Mining Ltd.	255,091	5,325,039
Sabina Gold & Silver Corp. (a)	2,130,000	3,962,888
		65,973,890
TOTAL MATERIALS		135,161,329
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Telefonica SA sponsored ADR	600,000	8,106,000
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	119,400	8,599,188
TOTAL TELECOMMUNICATION SERVICES		16,705,188
UTILITIES - 0.7%
Electric Utilities - 0.1%
ITC Holdings Corp.	35,000	3,124,100
Gas Utilities - 0.3%
ONEOK, Inc.	100,000	4,767,000
Superior Plus Corp. (d)	190,000	2,225,722
		6,992,722

	Shares	Value
Multi-Utilities - 0.3%
Sempra Energy	100,000	$ 7,994,000
TOTAL UTILITIES		18,110,822
TOTAL COMMON STOCKS (Cost $2,160,800,215)		2,706,872,964
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.15% (b)	7,281,846	7,281,846
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	13,928,001	13,928,001
TOTAL MONEY MARKET FUNDS (Cost $21,209,847)		21,209,847
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $955,000)	$ 955,012	955,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,182,965,062)		2,729,037,811
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(17,585,900)
NET ASSETS - 100%		$ 2,711,451,911
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,928,925 or 1.3% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$955,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 955,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,323
Fidelity Securities Lending Cash Central Fund	492,256
Total	$ 521,579
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 547,034,693	$ 547,034,693	$ -	$ -
Consumer Staples	236,067,970	236,067,765	-	205
Energy	300,979,988	300,979,988	-	-
Financials	379,995,417	376,732,917	-	3,262,500
Health Care	317,988,109	317,988,109	-	-
Industrials	273,953,982	273,953,982	-	-
Information Technology	480,875,466	480,875,466	-	-
Materials	135,161,329	135,161,329	-	-
Telecommunication Services	16,705,188	16,705,188	-	-
Utilities	18,110,822	18,110,822	-	-
Money Market Funds	21,209,847	21,209,847	-	-
Cash Equivalents	955,000	-	955,000	-
Total Investments in Securities:	$ 2,729,037,811	$ 2,724,820,106	$ 955,000	$ 3,262,705

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 52,898,969
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.1%
Canada	5.2%
United Kingdom	3.4%
Brazil	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,537,081 and repurchase agreements of $955,000) - See accompanying schedule: Unaffiliated issuers (cost $2,161,755,215)	$ 2,707,827,964
Fidelity Central Funds (cost $21,209,847)	21,209,847
Total Investments (cost $2,182,965,062)		$ 2,729,037,811
Cash		168,305
Foreign currency held at value (cost $10,056)		10,056
Receivable for investments sold Regular delivery		4,414,040
Delayed delivery		425,062
Receivable for fund shares sold		266,836
Dividends receivable		2,601,355
Distributions receivable from Fidelity Central Funds		24,193
Prepaid expenses		3,433
Other receivables		669,606
Total assets		2,737,620,697

Liabilities
Payable for investments purchased	$ 7,808,574
Payable for fund shares redeemed	2,657,230
Accrued management fee	1,252,556
Distribution and service plan fees payable	71,253
Other affiliated payables	271,772
Other payables and accrued expenses	179,400
Collateral on securities loaned, at value	13,928,001
Total liabilities		26,168,786

Net Assets		$ 2,711,451,911
Net Assets consist of:
Paid in capital		$ 2,616,223,831
Undistributed net investment income		5,668,453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(456,374,481)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		545,934,108
Net Assets		$ 2,711,451,911

Statement of Assets and Liabilities - continued

March 31, 2013 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,374,344,311 ÷ 186,600,028 shares)	$ 12.72

Class A: Net Asset Value and redemption price per share ($333,612,159 ÷ 26,864,480 shares)	$ 12.42

Maximum offering price per share (100/94.25 of $12.42)	$ 13.18
Class T: Net Asset Value and redemption price per share ($1,211,324 ÷ 99,085 shares)	$ 12.23

Maximum offering price per share (100/96.50 of $12.23)	$ 12.67
Class B: Net Asset Value and offering price per share ($233,583 ÷ 19,451 shares)A	$ 12.01

Class C: Net Asset Value and offering price per share ($1,528,434 ÷ 127,599 shares)A	$ 11.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($522,100 ÷ 40,861 shares)	$ 12.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 21,246,307
Interest		262
Income from Fidelity Central Funds		521,579
Total income		21,768,148

Expenses
Management fee	$ 7,394,124
Transfer agent fees	196,521
Distribution and service plan fees	415,802
Accounting and security lending fees	397,184
Custodian fees and expenses	59,990
Independent trustees' compensation	8,752
Appreciation in deferred trustee compensation account	62
Registration fees	29,948
Audit	42,678
Legal	9,509
Interest	481
Miscellaneous	13,029
Total expenses before reductions	8,568,080
Expense reductions	(371,860)	8,196,220
Net investment income (loss)		13,571,928
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,583)	26,282,640
Foreign currency transactions	(24,797)
Total net realized gain (loss)		26,257,843
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $82,383)	136,027,694
Assets and liabilities in foreign currencies	(11,200)
Total change in net unrealized appreciation (depreciation)		136,016,494
Net gain (loss)		162,274,337
Net increase (decrease) in net assets resulting from operations		$ 175,846,265

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,571,928	$ 26,539,517
Net realized gain (loss)	26,257,843	118,712,660
Change in net unrealized appreciation (depreciation)	136,016,494	446,161,781
Net increase (decrease) in net assets resulting from operations	175,846,265	591,413,958
Distributions to shareholders from net investment income	(28,324,842)	(14,797,589)
Distributions to shareholders from net realized gain	-	(1,987,900)
Total distributions	(28,324,842)	(16,785,489)
Share transactions - net increase (decrease)	(147,783,940)	(299,875,605)
Total increase (decrease) in net assets	(262,517)	274,752,864

Net Assets
Beginning of period	2,711,714,428	2,436,961,564
End of period (including undistributed net investment income of $5,668,453 and undistributed net investment income of $20,421,367, respectively)	$ 2,711,451,911	$ 2,711,714,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37
Income from Investment Operations
Net investment income (loss) E	.06	.12	.05	.04	.09	.08
Net realized and unrealized gain (loss)	.75	2.32	.18	.93	(.95)	(2.86)
Total from investment operations	.81	2.44	.23	.97	(.86)	(2.78)
Distributions from net investment income	(.13)	(.06)	(.05)	(.07)	(.09)	(.11)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(1.91)
Total distributions	(.13)	(.07)	(.06)	(.08)	(.10) J	(2.02) I
Net asset value, end of period	$ 12.72	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57
Total Return B,C,D	6.85%	25.38%	2.33%	11.31%	(8.77)%	(22.45)%
Ratios to Average Net Assets F,H
Expenses before reductions	.60% A	.61%	.61%	.61%	.61%	.59%
Expenses net of fee waivers, if any	.60% A	.61%	.61%	.61%	.61%	.59%
Expenses net of all reductions	.57% A	.60%	.59%	.60%	.60%	.58%
Net investment income (loss)	1.06% A	1.05%	.48%	.44%	1.33%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,374,344	$ 2,382,741	$ 2,150,649	$ 2,509,669	$ 3,278,390	$ 3,785,291
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $1.907 and distributions from net realized gain of $.112 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04
Income from Investment Operations
Net investment income (loss) F	.04	.08	.01	.01	.06	.03
Net realized and unrealized gain (loss)	.73	2.28	.17	.90	(.93)	(2.78)
Total from investment operations	.77	2.36	.18	.91	(.87)	(2.75)
Distributions from net investment income	(.09)	(.03)	(.01)	(.04)	(.05)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(1.91)
Total distributions	(.09)	(.04)	(.02)	(.04) L	(.06) K	(1.97) J
Net asset value, end of period	$ 12.42	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32
Total Return B,C,D,E	6.67%	25.06%	1.91%	10.94%	(9.18)%	(22.73)%
Ratios to Average Net Assets G,I
Expenses before reductions	.93% A	.94%	.95%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	.93% A	.94%	.95%	.98%	1.02%	.99%
Expenses net of all reductions	.91% A	.94%	.94%	.97%	1.01%	.97%
Net investment income (loss)	.73% A	.71%	.13%	.07%	.92%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,612	$ 325,967	$ 284,072	$ 315,290	$ 380,175	$ 379,162
Portfolio turnover rate H	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.97 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91
Income from Investment Operations
Net investment income (loss) E	.01	.02	(.04)	(.04)	.03	(.02)
Net realized and unrealized gain (loss)	.73	2.25	.17	.90	(.93)	(2.76)
Total from investment operations	.74	2.27	.13	.86	(.90)	(2.78)
Distributions from net investment income	(.06)	-	-	-	(.03)	(.01)
Distributions from net realized gain	-	-	-	-	(.01)	(1.91)
Total distributions	(.06)	-	-	-	(.03) J	(1.91) I
Net asset value, end of period	$ 12.23	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22
Total Return B,C,D	6.41%	24.46%	1.42%	10.37%	(9.65)%	(23.06)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.46%	1.45%	1.47%	1.48%	1.42%
Expenses net of fee waivers, if any	1.46% A	1.46%	1.45%	1.47%	1.48%	1.42%
Expenses net of all reductions	1.43% A	1.45%	1.43%	1.46%	1.47%	1.40%
Net investment income (loss)	.21% A	.20%	(.37)%	(.43)%	.47%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,211	$ 1,007	$ 739	$ 760	$ 978	$ 1,013
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.09)	(.08)	- J	(.08)
Net realized and unrealized gain (loss)	.71	2.21	.17	.90	(.92)	(2.74)
Total from investment operations	.70	2.18	.08	.82	(.92)	(2.82)
Distributions from net investment income	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.86)
Total distributions	-	-	-	-	-	(1.86) K
Net asset value, end of period	$ 12.01	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15
Total Return B,C,D	6.19%	23.88%	.88%	9.96%	(10.05)%	(23.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.90%	1.91%	1.92%	1.94%	1.90%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.91%	1.92%	1.94%	1.90%
Expenses net of all reductions	1.87% A	1.90%	1.89%	1.91%	1.93%	1.88%
Net investment income (loss)	(.23)% A	(.25)%	(.82)%	(.88)%	-% H	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 234	$ 235	$ 296	$ 368	$ 384	$ 399
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.08)	(.07)	- I	(.08)
Net realized and unrealized gain (loss)	.71	2.19	.17	.88	(.92)	(2.73)
Total from investment operations	.70	2.17	.09	.81	(.92)	(2.81)
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	(.01)	(1.88)
Total distributions	-	-	-	-	(.03) K	(1.88) J
Net asset value, end of period	$ 11.98	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16
Total Return B,C,D	6.21%	23.82%	1.00%	9.87%	(10.00)%	(23.39)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.90% A	1.87%	1.87%	1.90%	1.93%	1.90%
Expenses net of fee waivers, if any	1.90% A	1.87%	1.87%	1.90%	1.93%	1.90%
Expenses net of all reductions	1.87% A	1.87%	1.85%	1.89%	1.92%	1.89%
Net investment income (loss)	(.24)% A	(.22)%	(.79)%	(.85)%	.01%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,528	$ 1,380	$ 1,007	$ 904	$ 1,042	$ 522
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33
Income from Investment Operations
Net investment income (loss) D	.05	.09	.02	.02	.08	.06
Net realized and unrealized gain (loss)	.75	2.34	.18	.93	(.96)	(2.84)
Total from investment operations	.80	2.43	.20	.95	(.88)	(2.78)
Distributions from net investment income	(.11)	(.04)	(.02)	-	(.07)	(.09)
Distributions from net realized gain	-	(.01)	(.01)	-	(.01)	(1.91)
Total distributions	(.11)	(.05)	(.03)	-	(.08) I	(2.00) H
Net asset value, end of period	$ 12.78	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55
Total Return B,C	6.72%	25.10%	2.04%	11.06%	(8.99)%	(22.48)%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	.87%	.88%	.87%	.81%	.74%
Expenses net of fee waivers, if any	.84% A	.87%	.88%	.87%	.81%	.74%
Expenses net of all reductions	.81% A	.86%	.86%	.87%	.79%	.73%
Net investment income (loss)	.83% A	.79%	.21%	.17%	1.14%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 522	$ 385	$ 199	$ 144	$ 83	$ 1,720
Portfolio turnover rate F	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. I Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 617,639,234
Gross unrealized depreciation	(82,905,324)
Net unrealized appreciation (depreciation) on securities and other investments	$ 534,733,910

Tax cost	$ 2,194,303,901

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (74,826,062)
2018	(394,048,039)
Total capital loss carryforward	$ (468,874,101)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $794,433,490 and $915,818,154, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 405,127	$ 9,158
Class T	.25%	.25%	2,718	17
Class B	.75%	.25%	1,129	847
Class C	.75%	.25%	6,828	1,324
			$ 415,802	$ 11,346

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,736
Class T	440
Class B*	157
Class C*	80
$ 2,413

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. . FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,762	.00**
Class A	138,779.09
Class T	1,946.36
Class B	339.30
Class C	2,063.30
Institutional Class	632.24
	$ 196,521

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,170 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,881,167.37%		$ 481

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,975 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $354,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $492,256, including $10,764 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $371,860 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012
From net investment income
Class O	$ 25,734,142	$ 13,990,243
Class A	2,580,313	806,408
Class T	5,219	-
Institutional Class	5,168	938
Total	$ 28,324,842	$ 14,797,589
From net realized gain
Class O	$ -	$ 1,748,781
Class A	-	238,936
Institutional Class	-	183
Total	$ -	$ 1,987,900

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Class O
Shares sold	3,863,797	10,434,346	$ 46,716,736	$ 114,058,494
Reinvestment of distributions	2,051,606	1,358,755	23,901,239	14,049,563
Shares redeemed	(17,158,065)	(36,427,298)	(207,808,636)	(402,171,333)
Net increase (decrease)	(11,242,662)	(24,634,197)	$ (137,190,661)	$ (274,063,276)
Class A
Shares sold	1,425,522	3,750,361	$ 16,843,003	$ 39,921,997
Reinvestment of distributions	209,197	83,408	2,380,704	842,414
Shares redeemed	(2,543,287)	(6,218,363)	(30,106,962)	(66,774,764)
Net increase (decrease)	(908,568)	(2,384,594)	$ (10,883,255)	$ (26,010,353)
Class T
Shares sold	16,862	21,141	$ 194,444	$ 229,057
Reinvestment of distributions	457	-	5,123	-
Shares redeemed	(5,489)	(13,462)	(63,591)	(143,670)
Net increase (decrease)	11,830	7,679	$ 135,976	$ 85,387
Class B
Shares sold	4,399	85	$ 49,477	$ 898
Shares redeemed	(5,688)	(11,767)	(64,066)	(127,919)
Net increase (decrease)	(1,289)	(11,682)	$ (14,589)	$ (127,021)
Class C
Shares sold	19,728	24,280	$ 229,811	$ 259,405
Shares redeemed	(14,407)	(12,559)	(164,038)	(129,432)
Net increase (decrease)	5,321	11,721	$ 65,773	$ 129,973
Institutional Class
Shares sold	21,643	42,525	$ 260,350	$ 464,491
Reinvestment of distributions	421	98	4,928	1,016
Shares redeemed	(13,046)	(31,313)	(162,462)	(355,822)
Net increase (decrease)	9,018	11,310	$ 102,816	$ 109,685

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Capital Development Fund -

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class O	.60%
Actual		$ 1,000.00	$ 1,068.50	$ 3.09
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02
Class A	.93%
Actual		$ 1,000.00	$ 1,066.70	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
Class T	1.46%
Actual		$ 1,000.00	$ 1,064.10	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.34
Class B	1.90%
Actual		$ 1,000.00	$ 1,061.90	$ 9.77
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.90%
Actual		$ 1,000.00	$ 1,062.10	$ 9.77
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,067.20	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.9	2.3
Chevron Corp.	2.6	2.6
Wells Fargo & Co.	2.4	2.0
United Technologies Corp.	2.1	1.0
The Walt Disney Co.	2.0	1.3
Citigroup, Inc.	1.9	0.9
Berkshire Hathaway, Inc. Class A	1.8	0.3
Exxon Mobil Corp.	1.7	1.7
Visa, Inc. Class A	1.5	1.0
TJX Companies, Inc.	1.5	1.6
	21.4
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.2	19.8
Information Technology	17.7	21.0
Financials	14.0	9.9
Health Care	11.7	10.1
Energy	11.1	11.4
Asset Allocation (% of fund's net assets)
As of March 31, 2013*		As of September 30, 2012**
	Stocks 99.8%		Stocks 98.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	16.9%	** Foreign investments	19.9%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 20.2%
Automobiles - 0.4%
Kia Motors Corp.	135,000	$ 6,750,596
Tesla Motors, Inc. (a)	119,400	4,524,066
		11,274,662
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	8,568,650
Hotels, Restaurants & Leisure - 2.0%
Dunkin' Brands Group, Inc.	100,800	3,717,504
Interval Leisure Group, Inc.	200,000	4,348,000
Jubilant Foodworks Ltd. (a)	220,000	5,040,033
McDonald's Corp.	90,000	8,972,100
Sands China Ltd.	2,200,000	11,407,334
Starbucks Corp.	100,000	5,696,000
The Cheesecake Factory, Inc.	145,000	5,598,450
Tim Hortons, Inc. (Canada)	154,000	8,369,681
		53,149,102
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	146,100	38,934,189
priceline.com, Inc. (a)	9,600	6,604,128
		45,538,317
Leisure Equipment & Products - 0.7%
Bauer Performance Sports Ltd. (a)(e)	817,600	9,658,119
Polaris Industries, Inc.	100,000	9,249,000
		18,907,119
Media - 3.4%
Comcast Corp. Class A	670,000	28,146,700
Pandora Media, Inc. (a)(d)	328,000	4,644,480
The Walt Disney Co.	930,200	52,835,360
Time Warner, Inc.	100,000	5,762,000
		91,388,540
Multiline Retail - 2.2%
Dollar General Corp. (a)	166,400	8,416,512
Dollar Tree, Inc. (a)	120,000	5,811,600
Dollarama, Inc.	451,000	28,959,718
Target Corp.	256,000	17,523,200
		60,711,030
Specialty Retail - 5.4%
Ascena Retail Group, Inc. (a)	400,000	7,420,000
AutoZone, Inc. (a)	44,700	17,735,619
Destination Maternity Corp.	208,100	4,869,540
Gap, Inc.	150,000	5,310,000
Guess?, Inc.	221,000	5,487,430
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,125,180
New York & Co., Inc. (a)	1,349,187	5,518,175
PT ACE Hardware Indonesia Tbk	89,990,000	7,680,548
Ross Stores, Inc.	631,070	38,255,463
Sally Beauty Holdings, Inc. (a)	291,000	8,549,580

	Shares	Value
Tilly's, Inc. (a)	383,800	$ 4,881,936
TJX Companies, Inc.	872,900	40,808,075
		147,641,546
Textiles, Apparel & Luxury Goods - 4.1%
Brunello Cucinelli SpA	310,500	6,535,397
Fifth & Pacific Companies, Inc. (a)	412,800	7,793,664
Michael Kors Holdings Ltd. (a)	36,000	2,044,440
NIKE, Inc. Class B	405,000	23,899,050
PVH Corp.	224,165	23,943,064
Ralph Lauren Corp.	82,500	13,968,075
Samsonite International SA	2,307,600	5,767,105
Steven Madden Ltd. (a)	207,903	8,968,935
Vera Bradley, Inc. (a)(d)	115,762	2,735,456
VF Corp.	84,653	14,200,541
		109,855,727
TOTAL CONSUMER DISCRETIONARY		547,034,693
CONSUMER STAPLES - 8.7%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	83,846	8,302,675
Anheuser-Busch InBev SA NV:
ADR	65,000	6,470,750
(strip VVPR)	160,000	205
Beam, Inc.	230,000	14,614,200
Dr. Pepper Snapple Group, Inc.	352,400	16,545,180
Monster Beverage Corp. (a)	180,200	8,602,748
The Coca-Cola Co.	300,000	12,132,000
		66,667,758
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	332,000	18,256,680
Drogasil SA	433,666	4,629,061
Fresh Market, Inc. (a)	137,800	5,893,706
PriceSmart, Inc.	107,300	8,351,159
Wal-Mart Stores, Inc.	186,300	13,940,829
Whole Foods Market, Inc.	205,000	17,783,750
		68,855,185
Food Products - 0.6%
Mondelez International, Inc.	270,000	8,264,700
TreeHouse Foods, Inc. (a)	131,500	8,567,225
		16,831,925
Household Products - 0.9%
Colgate-Palmolive Co.	197,400	23,299,122
Tobacco - 2.2%
British American Tobacco PLC:
(United Kingdom)	200,000	10,718,200
sponsored ADR	60,000	6,423,000
Imperial Tobacco Group PLC	100,000	3,493,216
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	393,300	$ 15,869,655
Philip Morris International, Inc.	257,900	23,909,909
		60,413,980
TOTAL CONSUMER STAPLES		236,067,970
ENERGY - 11.1%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	102,000	6,650,400
Ensco PLC Class A	96,800	5,808,000
Halliburton Co.	622,900	25,171,389
Rowan Companies PLC (a)	142,900	5,052,944
Schlumberger Ltd.	40,000	2,995,600
Transocean Ltd. (United States)	150,000	7,794,000
		53,472,333
Oil, Gas & Consumable Fuels - 9.1%
Access Midstream Partners LP	195,900	7,908,483
Anadarko Petroleum Corp.	170,500	14,910,225
Apache Corp.	214,100	16,519,956
Canadian Natural Resources Ltd.	100,000	3,206,182
Chevron Corp.	598,600	71,125,652
Enterprise Products Partners LP	113,200	6,824,828
EPL Oil & Gas, Inc. (a)	801,100	21,477,491
Exxon Mobil Corp.	498,000	44,874,780
Hess Corp.	95,300	6,824,433
Noble Energy, Inc.	38,100	4,406,646
Occidental Petroleum Corp.	126,800	9,937,316
Tesoro Logistics LP	318,200	17,173,254
The Williams Companies, Inc.	415,558	15,566,803
Western Gas Equity Partners LP	197,300	6,751,606
		247,507,655
TOTAL ENERGY		300,979,988
FINANCIALS - 14.0%
Capital Markets - 1.2%
BlackRock, Inc. Class A	66,000	16,954,080
Virtus Investment Partners, Inc. (a)	75,000	13,971,000
		30,925,080
Commercial Banks - 3.5%
Barclays PLC sponsored ADR	730,000	12,964,800
BSB Bancorp, Inc. (a)	100,000	1,381,000
CIT Group, Inc. (a)	100,000	4,348,000
HDFC Bank Ltd.	573,925	6,593,863
HDFC Bank Ltd. sponsored ADR	100,000	3,742,000
Wells Fargo & Co.	1,772,650	65,570,324
		94,599,987
Consumer Finance - 1.6%
Capital One Financial Corp.	247,100	13,578,145

	Shares	Value
Discover Financial Services	505,400	$ 22,662,136
Element Financial Corp. (e)	900,000	7,973,618
		44,213,899
Diversified Financial Services - 2.8%
Bank of America Corp.	1,000,000	12,180,000
Citigroup, Inc.	1,172,900	51,889,096
JPMorgan Chase & Co.	247,800	11,760,588
		75,829,684
Insurance - 3.6%
ACE Ltd.	40,000	3,558,800
American International Group, Inc. (a)	190,200	7,383,564
Berkshire Hathaway, Inc. Class A (a)	312	48,759,360
Intact Financial Corp. (a)(e)	120,000	7,353,448
Lincoln National Corp.	303,400	9,893,874
MetLife, Inc.	430,000	16,348,600
Platinum Underwriters Holdings Ltd.	89,367	4,987,572
		98,285,218
Real Estate Investment Trusts - 0.9%
American Residential Properties, Inc. (e)	150,000	3,262,500
American Tower Corp.	195,000	14,999,400
Simon Property Group, Inc.	42,200	6,691,232
		24,953,132
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	590,000	7,427,737
Realogy Holdings Corp.	77,000	3,760,680
		11,188,417
TOTAL FINANCIALS		379,995,417
HEALTH CARE - 11.7%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	145,112	13,370,620
Amgen, Inc.	376,315	38,576,051
AVEO Pharmaceuticals, Inc. (a)	404,600	2,973,810
Dynavax Technologies Corp. (a)	2,844,511	6,314,814
Gilead Sciences, Inc. (a)	520,000	25,443,600
ImmunoGen, Inc. (a)	124,623	2,001,445
Merrimack Pharmaceuticals, Inc.	611,538	3,730,382
Theravance, Inc. (a)	125,000	2,952,500
		95,363,222
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	819,800	6,402,638
Insulet Corp. (a)	100,000	2,586,000
Sirona Dental Systems, Inc. (a)	180,000	13,271,400
		22,260,038
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc. (a)	280,000	7,806,400
Express Scripts Holding Co. (a)	282,000	16,257,300
Hanger, Inc. (a)	511,338	16,122,487
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MEDNAX, Inc. (a)	40,000	$ 3,585,200
Qualicorp SA (a)	804,000	8,076,803
		51,848,190
Pharmaceuticals - 5.5%
AbbVie, Inc.	350,000	14,273,000
Allergan, Inc.	292,400	32,640,612
Eli Lilly & Co.	200,000	11,358,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,616,550
Johnson & Johnson	190,000	15,490,700
Meda AB (A Shares)	500,000	5,927,216
Merck & Co., Inc.	845,000	37,374,350
PT Kalbe Farma Tbk	50,000,000	6,375,460
Shire PLC	400,000	12,179,911
ViroPharma, Inc. (a)	100,000	2,516,000
Zoetis, Inc. Class A	22,900	764,860
		148,516,659
TOTAL HEALTH CARE		317,988,109
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	389,367	29,338,803
Precision Castparts Corp.	16,000	3,033,920
Textron, Inc.	345,200	10,290,412
TransDigm Group, Inc.	20,000	3,058,400
United Technologies Corp.	601,500	56,198,145
		101,919,680
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	180,800	15,530,720
Building Products - 0.3%
Fortune Brands Home & Security, Inc. (a)	215,000	8,047,450
Commercial Services & Supplies - 0.5%
United Stationers, Inc.	361,400	13,968,110
Construction & Engineering - 1.0%
EMCOR Group, Inc.	308,400	13,073,076
Foster Wheeler AG (a)	330,000	7,540,500
Jacobs Engineering Group, Inc. (a)	98,600	5,545,264
		26,158,840
Electrical Equipment - 0.2%
Generac Holdings, Inc.	83,400	2,947,356
Hubbell, Inc. Class B	30,000	2,913,300
		5,860,656
Industrial Conglomerates - 0.6%
General Electric Co.	600,000	13,872,000
Max India Ltd.	800,000	3,293,037
		17,165,037

	Shares	Value
Machinery - 0.3%
Pall Corp.	129,000	$ 8,819,730
Professional Services - 0.5%
Nielsen Holdings B.V.	400,900	14,360,238
Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	122,000	15,917,586
Norfolk Southern Corp.	205,000	15,801,400
Union Pacific Corp.	213,500	30,404,535
		62,123,521
TOTAL INDUSTRIALS		273,953,982
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.9%
Motorola Solutions, Inc.	229,000	14,662,870
QUALCOMM, Inc.	565,800	37,880,310
		52,543,180
Computers & Peripherals - 1.0%
Apple, Inc.	47,000	20,803,610
EMC Corp. (a)	300,000	7,167,000
		27,970,610
Electronic Equipment & Components - 0.3%
SYNNEX Corp. (a)	212,900	7,877,300
Internet Software & Services - 6.0%
Angie's List, Inc. (a)(d)	483,900	9,561,864
Cornerstone OnDemand, Inc. (a)	215,902	7,362,258
Demandware, Inc.	139,172	3,528,010
Facebook, Inc. Class A	717,300	18,348,534
Google, Inc. Class A (a)	134,400	106,717,635
Mail.Ru Group Ltd. GDR (e)	241,200	6,681,240
Marin Software, Inc.	8,413	138,226
Open Text Corp. (a)	97,500	5,762,563
Rackspace Hosting, Inc. (a)	113,800	5,744,624
		163,844,954
IT Services - 3.7%
Accenture PLC Class A	361,200	27,440,364
Cardtronics, Inc. (a)	219,100	6,016,486
MasterCard, Inc. Class A	46,900	25,378,997
Visa, Inc. Class A	240,800	40,897,472
		99,733,319
Semiconductors & Semiconductor Equipment - 2.2%
ARM Holdings PLC	1,403,500	19,640,768
ARM Holdings PLC sponsored ADR	431,200	18,269,944
ASML Holding NV	115,000	7,821,150
Cymer, Inc. (a)	60,000	5,766,000
Samsung Electronics Co. Ltd.	6,000	8,239,936
		59,737,798
Software - 2.6%
MICROS Systems, Inc. (a)	280,400	12,761,004
Oracle Corp.	540,500	17,479,770
QLIK Technologies, Inc. (a)	300,000	7,749,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	90,100	$ 16,112,583
Solera Holdings, Inc.	181,900	10,610,227
VMware, Inc. Class A (a)	20,000	1,577,600
Workday, Inc. Class A (d)	46,700	2,878,121
		69,168,305
TOTAL INFORMATION TECHNOLOGY		480,875,466
MATERIALS - 5.0%
Chemicals - 2.3%
Albemarle Corp.	160,000	10,003,200
Ashland, Inc.	65,900	4,896,370
LyondellBasell Industries NV Class A	565	35,759
Monsanto Co.	289,000	30,527,070
Rockwood Holdings, Inc.	100,000	6,544,000
Sigma Aldrich Corp.	128,000	9,943,040
		61,949,439
Construction Materials - 0.3%
Vulcan Materials Co.	140,000	7,238,000
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd. (Canada)	333,600	13,684,217
Alamos Gold, Inc.	370,000	5,080,967
Allied Nevada Gold Corp. (a)	120,000	1,975,200
Carpenter Technology Corp.	160,300	7,901,187
Eldorado Gold Corp.	370,000	3,536,644
Franco-Nevada Corp.	201,000	9,174,947
Goldcorp, Inc.	455,700	15,332,801
Newcrest Mining Ltd.	255,091	5,325,039
Sabina Gold & Silver Corp. (a)	2,130,000	3,962,888
		65,973,890
TOTAL MATERIALS		135,161,329
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Telefonica SA sponsored ADR	600,000	8,106,000
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	119,400	8,599,188
TOTAL TELECOMMUNICATION SERVICES		16,705,188
UTILITIES - 0.7%
Electric Utilities - 0.1%
ITC Holdings Corp.	35,000	3,124,100
Gas Utilities - 0.3%
ONEOK, Inc.	100,000	4,767,000
Superior Plus Corp. (d)	190,000	2,225,722
		6,992,722

	Shares	Value
Multi-Utilities - 0.3%
Sempra Energy	100,000	$ 7,994,000
TOTAL UTILITIES		18,110,822
TOTAL COMMON STOCKS (Cost $2,160,800,215)		2,706,872,964
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.15% (b)	7,281,846	7,281,846
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	13,928,001	13,928,001
TOTAL MONEY MARKET FUNDS (Cost $21,209,847)		21,209,847
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $955,000)	$ 955,012	955,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,182,965,062)		2,729,037,811
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(17,585,900)
NET ASSETS - 100%		$ 2,711,451,911
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,928,925 or 1.3% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$955,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 955,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,323
Fidelity Securities Lending Cash Central Fund	492,256
Total	$ 521,579
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 547,034,693	$ 547,034,693	$ -	$ -
Consumer Staples	236,067,970	236,067,765	-	205
Energy	300,979,988	300,979,988	-	-
Financials	379,995,417	376,732,917	-	3,262,500
Health Care	317,988,109	317,988,109	-	-
Industrials	273,953,982	273,953,982	-	-
Information Technology	480,875,466	480,875,466	-	-
Materials	135,161,329	135,161,329	-	-
Telecommunication Services	16,705,188	16,705,188	-	-
Utilities	18,110,822	18,110,822	-	-
Money Market Funds	21,209,847	21,209,847	-	-
Cash Equivalents	955,000	-	955,000	-
Total Investments in Securities:	$ 2,729,037,811	$ 2,724,820,106	$ 955,000	$ 3,262,705

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 52,898,969
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.1%
Canada	5.2%
United Kingdom	3.4%
Brazil	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,537,081 and repurchase agreements of $955,000) - See accompanying schedule: Unaffiliated issuers (cost $2,161,755,215)	$ 2,707,827,964
Fidelity Central Funds (cost $21,209,847)	21,209,847
Total Investments (cost $2,182,965,062)		$ 2,729,037,811
Cash		168,305
Foreign currency held at value (cost $10,056)		10,056
Receivable for investments sold Regular delivery		4,414,040
Delayed delivery		425,062
Receivable for fund shares sold		266,836
Dividends receivable		2,601,355
Distributions receivable from Fidelity Central Funds		24,193
Prepaid expenses		3,433
Other receivables		669,606
Total assets		2,737,620,697

Liabilities
Payable for investments purchased	$ 7,808,574
Payable for fund shares redeemed	2,657,230
Accrued management fee	1,252,556
Distribution and service plan fees payable	71,253
Other affiliated payables	271,772
Other payables and accrued expenses	179,400
Collateral on securities loaned, at value	13,928,001
Total liabilities		26,168,786

Net Assets		$ 2,711,451,911
Net Assets consist of:
Paid in capital		$ 2,616,223,831
Undistributed net investment income		5,668,453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(456,374,481)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		545,934,108
Net Assets		$ 2,711,451,911

Statement of Assets and Liabilities - continued

March 31, 2013 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,374,344,311 ÷ 186,600,028 shares)	$ 12.72

Class A: Net Asset Value and redemption price per share ($333,612,159 ÷ 26,864,480 shares)	$ 12.42

Maximum offering price per share (100/94.25 of $12.42)	$ 13.18
Class T: Net Asset Value and redemption price per share ($1,211,324 ÷ 99,085 shares)	$ 12.23

Maximum offering price per share (100/96.50 of $12.23)	$ 12.67
Class B: Net Asset Value and offering price per share ($233,583 ÷ 19,451 shares)A	$ 12.01

Class C: Net Asset Value and offering price per share ($1,528,434 ÷ 127,599 shares)A	$ 11.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($522,100 ÷ 40,861 shares)	$ 12.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 21,246,307
Interest		262
Income from Fidelity Central Funds		521,579
Total income		21,768,148

Expenses
Management fee	$ 7,394,124
Transfer agent fees	196,521
Distribution and service plan fees	415,802
Accounting and security lending fees	397,184
Custodian fees and expenses	59,990
Independent trustees' compensation	8,752
Appreciation in deferred trustee compensation account	62
Registration fees	29,948
Audit	42,678
Legal	9,509
Interest	481
Miscellaneous	13,029
Total expenses before reductions	8,568,080
Expense reductions	(371,860)	8,196,220
Net investment income (loss)		13,571,928
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,583)	26,282,640
Foreign currency transactions	(24,797)
Total net realized gain (loss)		26,257,843
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $82,383)	136,027,694
Assets and liabilities in foreign currencies	(11,200)
Total change in net unrealized appreciation (depreciation)		136,016,494
Net gain (loss)		162,274,337
Net increase (decrease) in net assets resulting from operations		$ 175,846,265

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,571,928	$ 26,539,517
Net realized gain (loss)	26,257,843	118,712,660
Change in net unrealized appreciation (depreciation)	136,016,494	446,161,781
Net increase (decrease) in net assets resulting from operations	175,846,265	591,413,958
Distributions to shareholders from net investment income	(28,324,842)	(14,797,589)
Distributions to shareholders from net realized gain	-	(1,987,900)
Total distributions	(28,324,842)	(16,785,489)
Share transactions - net increase (decrease)	(147,783,940)	(299,875,605)
Total increase (decrease) in net assets	(262,517)	274,752,864

Net Assets
Beginning of period	2,711,714,428	2,436,961,564
End of period (including undistributed net investment income of $5,668,453 and undistributed net investment income of $20,421,367, respectively)	$ 2,711,451,911	$ 2,711,714,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37
Income from Investment Operations
Net investment income (loss) E	.06	.12	.05	.04	.09	.08
Net realized and unrealized gain (loss)	.75	2.32	.18	.93	(.95)	(2.86)
Total from investment operations	.81	2.44	.23	.97	(.86)	(2.78)
Distributions from net investment income	(.13)	(.06)	(.05)	(.07)	(.09)	(.11)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(1.91)
Total distributions	(.13)	(.07)	(.06)	(.08)	(.10) J	(2.02) I
Net asset value, end of period	$ 12.72	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57
Total Return B,C,D	6.85%	25.38%	2.33%	11.31%	(8.77)%	(22.45)%
Ratios to Average Net Assets F,H
Expenses before reductions	.60% A	.61%	.61%	.61%	.61%	.59%
Expenses net of fee waivers, if any	.60% A	.61%	.61%	.61%	.61%	.59%
Expenses net of all reductions	.57% A	.60%	.59%	.60%	.60%	.58%
Net investment income (loss)	1.06% A	1.05%	.48%	.44%	1.33%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,374,344	$ 2,382,741	$ 2,150,649	$ 2,509,669	$ 3,278,390	$ 3,785,291
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $1.907 and distributions from net realized gain of $.112 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04
Income from Investment Operations
Net investment income (loss) F	.04	.08	.01	.01	.06	.03
Net realized and unrealized gain (loss)	.73	2.28	.17	.90	(.93)	(2.78)
Total from investment operations	.77	2.36	.18	.91	(.87)	(2.75)
Distributions from net investment income	(.09)	(.03)	(.01)	(.04)	(.05)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(1.91)
Total distributions	(.09)	(.04)	(.02)	(.04) L	(.06) K	(1.97) J
Net asset value, end of period	$ 12.42	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32
Total Return B,C,D,E	6.67%	25.06%	1.91%	10.94%	(9.18)%	(22.73)%
Ratios to Average Net Assets G,I
Expenses before reductions	.93% A	.94%	.95%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	.93% A	.94%	.95%	.98%	1.02%	.99%
Expenses net of all reductions	.91% A	.94%	.94%	.97%	1.01%	.97%
Net investment income (loss)	.73% A	.71%	.13%	.07%	.92%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,612	$ 325,967	$ 284,072	$ 315,290	$ 380,175	$ 379,162
Portfolio turnover rate H	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.97 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91
Income from Investment Operations
Net investment income (loss) E	.01	.02	(.04)	(.04)	.03	(.02)
Net realized and unrealized gain (loss)	.73	2.25	.17	.90	(.93)	(2.76)
Total from investment operations	.74	2.27	.13	.86	(.90)	(2.78)
Distributions from net investment income	(.06)	-	-	-	(.03)	(.01)
Distributions from net realized gain	-	-	-	-	(.01)	(1.91)
Total distributions	(.06)	-	-	-	(.03) J	(1.91) I
Net asset value, end of period	$ 12.23	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22
Total Return B,C,D	6.41%	24.46%	1.42%	10.37%	(9.65)%	(23.06)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.46%	1.45%	1.47%	1.48%	1.42%
Expenses net of fee waivers, if any	1.46% A	1.46%	1.45%	1.47%	1.48%	1.42%
Expenses net of all reductions	1.43% A	1.45%	1.43%	1.46%	1.47%	1.40%
Net investment income (loss)	.21% A	.20%	(.37)%	(.43)%	.47%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,211	$ 1,007	$ 739	$ 760	$ 978	$ 1,013
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.09)	(.08)	- J	(.08)
Net realized and unrealized gain (loss)	.71	2.21	.17	.90	(.92)	(2.74)
Total from investment operations	.70	2.18	.08	.82	(.92)	(2.82)
Distributions from net investment income	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.86)
Total distributions	-	-	-	-	-	(1.86) K
Net asset value, end of period	$ 12.01	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15
Total Return B,C,D	6.19%	23.88%	.88%	9.96%	(10.05)%	(23.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.90%	1.91%	1.92%	1.94%	1.90%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.91%	1.92%	1.94%	1.90%
Expenses net of all reductions	1.87% A	1.90%	1.89%	1.91%	1.93%	1.88%
Net investment income (loss)	(.23)% A	(.25)%	(.82)%	(.88)%	-% H	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 234	$ 235	$ 296	$ 368	$ 384	$ 399
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.08)	(.07)	- I	(.08)
Net realized and unrealized gain (loss)	.71	2.19	.17	.88	(.92)	(2.73)
Total from investment operations	.70	2.17	.09	.81	(.92)	(2.81)
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	(.01)	(1.88)
Total distributions	-	-	-	-	(.03) K	(1.88) J
Net asset value, end of period	$ 11.98	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16
Total Return B,C,D	6.21%	23.82%	1.00%	9.87%	(10.00)%	(23.39)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.90% A	1.87%	1.87%	1.90%	1.93%	1.90%
Expenses net of fee waivers, if any	1.90% A	1.87%	1.87%	1.90%	1.93%	1.90%
Expenses net of all reductions	1.87% A	1.87%	1.85%	1.89%	1.92%	1.89%
Net investment income (loss)	(.24)% A	(.22)%	(.79)%	(.85)%	.01%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,528	$ 1,380	$ 1,007	$ 904	$ 1,042	$ 522
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33
Income from Investment Operations
Net investment income (loss) D	.05	.09	.02	.02	.08	.06
Net realized and unrealized gain (loss)	.75	2.34	.18	.93	(.96)	(2.84)
Total from investment operations	.80	2.43	.20	.95	(.88)	(2.78)
Distributions from net investment income	(.11)	(.04)	(.02)	-	(.07)	(.09)
Distributions from net realized gain	-	(.01)	(.01)	-	(.01)	(1.91)
Total distributions	(.11)	(.05)	(.03)	-	(.08) I	(2.00) H
Net asset value, end of period	$ 12.78	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55
Total Return B,C	6.72%	25.10%	2.04%	11.06%	(8.99)%	(22.48)%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	.87%	.88%	.87%	.81%	.74%
Expenses net of fee waivers, if any	.84% A	.87%	.88%	.87%	.81%	.74%
Expenses net of all reductions	.81% A	.86%	.86%	.87%	.79%	.73%
Net investment income (loss)	.83% A	.79%	.21%	.17%	1.14%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 522	$ 385	$ 199	$ 144	$ 83	$ 1,720
Portfolio turnover rate F	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. I Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 617,639,234
Gross unrealized depreciation	(82,905,324)
Net unrealized appreciation (depreciation) on securities and other investments	$ 534,733,910

Tax cost	$ 2,194,303,901

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (74,826,062)
2018	(394,048,039)
Total capital loss carryforward	$ (468,874,101)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $794,433,490 and $915,818,154, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 405,127	$ 9,158
Class T	.25%	.25%	2,718	17
Class B	.75%	.25%	1,129	847
Class C	.75%	.25%	6,828	1,324
			$ 415,802	$ 11,346

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,736
Class T	440
Class B*	157
Class C*	80
$ 2,413

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. . FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,762	.00**
Class A	138,779.09
Class T	1,946.36
Class B	339.30
Class C	2,063.30
Institutional Class	632.24
	$ 196,521

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,170 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,881,167.37%		$ 481

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,975 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $354,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $492,256, including $10,764 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $371,860 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012
From net investment income
Class O	$ 25,734,142	$ 13,990,243
Class A	2,580,313	806,408
Class T	5,219	-
Institutional Class	5,168	938
Total	$ 28,324,842	$ 14,797,589
From net realized gain
Class O	$ -	$ 1,748,781
Class A	-	238,936
Institutional Class	-	183
Total	$ -	$ 1,987,900

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Class O
Shares sold	3,863,797	10,434,346	$ 46,716,736	$ 114,058,494
Reinvestment of distributions	2,051,606	1,358,755	23,901,239	14,049,563
Shares redeemed	(17,158,065)	(36,427,298)	(207,808,636)	(402,171,333)
Net increase (decrease)	(11,242,662)	(24,634,197)	$ (137,190,661)	$ (274,063,276)
Class A
Shares sold	1,425,522	3,750,361	$ 16,843,003	$ 39,921,997
Reinvestment of distributions	209,197	83,408	2,380,704	842,414
Shares redeemed	(2,543,287)	(6,218,363)	(30,106,962)	(66,774,764)
Net increase (decrease)	(908,568)	(2,384,594)	$ (10,883,255)	$ (26,010,353)
Class T
Shares sold	16,862	21,141	$ 194,444	$ 229,057
Reinvestment of distributions	457	-	5,123	-
Shares redeemed	(5,489)	(13,462)	(63,591)	(143,670)
Net increase (decrease)	11,830	7,679	$ 135,976	$ 85,387
Class B
Shares sold	4,399	85	$ 49,477	$ 898
Shares redeemed	(5,688)	(11,767)	(64,066)	(127,919)
Net increase (decrease)	(1,289)	(11,682)	$ (14,589)	$ (127,021)
Class C
Shares sold	19,728	24,280	$ 229,811	$ 259,405
Shares redeemed	(14,407)	(12,559)	(164,038)	(129,432)
Net increase (decrease)	5,321	11,721	$ 65,773	$ 129,973
Institutional Class
Shares sold	21,643	42,525	$ 260,350	$ 464,491
Reinvestment of distributions	421	98	4,928	1,016
Shares redeemed	(13,046)	(31,313)	(162,462)	(355,822)
Net increase (decrease)	9,018	11,310	$ 102,816	$ 109,685

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Capital Development Fund -

Class A

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class O	.60%
Actual		$ 1,000.00	$ 1,068.50	$ 3.09
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02
Class A	.93%
Actual		$ 1,000.00	$ 1,066.70	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
Class T	1.46%
Actual		$ 1,000.00	$ 1,064.10	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.34
Class B	1.90%
Actual		$ 1,000.00	$ 1,061.90	$ 9.77
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.90%
Actual		$ 1,000.00	$ 1,062.10	$ 9.77
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,067.20	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.9	2.3
Chevron Corp.	2.6	2.6
Wells Fargo & Co.	2.4	2.0
United Technologies Corp.	2.1	1.0
The Walt Disney Co.	2.0	1.3
Citigroup, Inc.	1.9	0.9
Berkshire Hathaway, Inc. Class A	1.8	0.3
Exxon Mobil Corp.	1.7	1.7
Visa, Inc. Class A	1.5	1.0
TJX Companies, Inc.	1.5	1.6
	21.4
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.2	19.8
Information Technology	17.7	21.0
Financials	14.0	9.9
Health Care	11.7	10.1
Energy	11.1	11.4
Asset Allocation (% of fund's net assets)
As of March 31, 2013*		As of September 30, 2012**
	Stocks 99.8%		Stocks 98.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	16.9%	** Foreign investments	19.9%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 20.2%
Automobiles - 0.4%
Kia Motors Corp.	135,000	$ 6,750,596
Tesla Motors, Inc. (a)	119,400	4,524,066
		11,274,662
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	8,568,650
Hotels, Restaurants & Leisure - 2.0%
Dunkin' Brands Group, Inc.	100,800	3,717,504
Interval Leisure Group, Inc.	200,000	4,348,000
Jubilant Foodworks Ltd. (a)	220,000	5,040,033
McDonald's Corp.	90,000	8,972,100
Sands China Ltd.	2,200,000	11,407,334
Starbucks Corp.	100,000	5,696,000
The Cheesecake Factory, Inc.	145,000	5,598,450
Tim Hortons, Inc. (Canada)	154,000	8,369,681
		53,149,102
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	146,100	38,934,189
priceline.com, Inc. (a)	9,600	6,604,128
		45,538,317
Leisure Equipment & Products - 0.7%
Bauer Performance Sports Ltd. (a)(e)	817,600	9,658,119
Polaris Industries, Inc.	100,000	9,249,000
		18,907,119
Media - 3.4%
Comcast Corp. Class A	670,000	28,146,700
Pandora Media, Inc. (a)(d)	328,000	4,644,480
The Walt Disney Co.	930,200	52,835,360
Time Warner, Inc.	100,000	5,762,000
		91,388,540
Multiline Retail - 2.2%
Dollar General Corp. (a)	166,400	8,416,512
Dollar Tree, Inc. (a)	120,000	5,811,600
Dollarama, Inc.	451,000	28,959,718
Target Corp.	256,000	17,523,200
		60,711,030
Specialty Retail - 5.4%
Ascena Retail Group, Inc. (a)	400,000	7,420,000
AutoZone, Inc. (a)	44,700	17,735,619
Destination Maternity Corp.	208,100	4,869,540
Gap, Inc.	150,000	5,310,000
Guess?, Inc.	221,000	5,487,430
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,125,180
New York & Co., Inc. (a)	1,349,187	5,518,175
PT ACE Hardware Indonesia Tbk	89,990,000	7,680,548
Ross Stores, Inc.	631,070	38,255,463
Sally Beauty Holdings, Inc. (a)	291,000	8,549,580

	Shares	Value
Tilly's, Inc. (a)	383,800	$ 4,881,936
TJX Companies, Inc.	872,900	40,808,075
		147,641,546
Textiles, Apparel & Luxury Goods - 4.1%
Brunello Cucinelli SpA	310,500	6,535,397
Fifth & Pacific Companies, Inc. (a)	412,800	7,793,664
Michael Kors Holdings Ltd. (a)	36,000	2,044,440
NIKE, Inc. Class B	405,000	23,899,050
PVH Corp.	224,165	23,943,064
Ralph Lauren Corp.	82,500	13,968,075
Samsonite International SA	2,307,600	5,767,105
Steven Madden Ltd. (a)	207,903	8,968,935
Vera Bradley, Inc. (a)(d)	115,762	2,735,456
VF Corp.	84,653	14,200,541
		109,855,727
TOTAL CONSUMER DISCRETIONARY		547,034,693
CONSUMER STAPLES - 8.7%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	83,846	8,302,675
Anheuser-Busch InBev SA NV:
ADR	65,000	6,470,750
(strip VVPR)	160,000	205
Beam, Inc.	230,000	14,614,200
Dr. Pepper Snapple Group, Inc.	352,400	16,545,180
Monster Beverage Corp. (a)	180,200	8,602,748
The Coca-Cola Co.	300,000	12,132,000
		66,667,758
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	332,000	18,256,680
Drogasil SA	433,666	4,629,061
Fresh Market, Inc. (a)	137,800	5,893,706
PriceSmart, Inc.	107,300	8,351,159
Wal-Mart Stores, Inc.	186,300	13,940,829
Whole Foods Market, Inc.	205,000	17,783,750
		68,855,185
Food Products - 0.6%
Mondelez International, Inc.	270,000	8,264,700
TreeHouse Foods, Inc. (a)	131,500	8,567,225
		16,831,925
Household Products - 0.9%
Colgate-Palmolive Co.	197,400	23,299,122
Tobacco - 2.2%
British American Tobacco PLC:
(United Kingdom)	200,000	10,718,200
sponsored ADR	60,000	6,423,000
Imperial Tobacco Group PLC	100,000	3,493,216
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	393,300	$ 15,869,655
Philip Morris International, Inc.	257,900	23,909,909
		60,413,980
TOTAL CONSUMER STAPLES		236,067,970
ENERGY - 11.1%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	102,000	6,650,400
Ensco PLC Class A	96,800	5,808,000
Halliburton Co.	622,900	25,171,389
Rowan Companies PLC (a)	142,900	5,052,944
Schlumberger Ltd.	40,000	2,995,600
Transocean Ltd. (United States)	150,000	7,794,000
		53,472,333
Oil, Gas & Consumable Fuels - 9.1%
Access Midstream Partners LP	195,900	7,908,483
Anadarko Petroleum Corp.	170,500	14,910,225
Apache Corp.	214,100	16,519,956
Canadian Natural Resources Ltd.	100,000	3,206,182
Chevron Corp.	598,600	71,125,652
Enterprise Products Partners LP	113,200	6,824,828
EPL Oil & Gas, Inc. (a)	801,100	21,477,491
Exxon Mobil Corp.	498,000	44,874,780
Hess Corp.	95,300	6,824,433
Noble Energy, Inc.	38,100	4,406,646
Occidental Petroleum Corp.	126,800	9,937,316
Tesoro Logistics LP	318,200	17,173,254
The Williams Companies, Inc.	415,558	15,566,803
Western Gas Equity Partners LP	197,300	6,751,606
		247,507,655
TOTAL ENERGY		300,979,988
FINANCIALS - 14.0%
Capital Markets - 1.2%
BlackRock, Inc. Class A	66,000	16,954,080
Virtus Investment Partners, Inc. (a)	75,000	13,971,000
		30,925,080
Commercial Banks - 3.5%
Barclays PLC sponsored ADR	730,000	12,964,800
BSB Bancorp, Inc. (a)	100,000	1,381,000
CIT Group, Inc. (a)	100,000	4,348,000
HDFC Bank Ltd.	573,925	6,593,863
HDFC Bank Ltd. sponsored ADR	100,000	3,742,000
Wells Fargo & Co.	1,772,650	65,570,324
		94,599,987
Consumer Finance - 1.6%
Capital One Financial Corp.	247,100	13,578,145

	Shares	Value
Discover Financial Services	505,400	$ 22,662,136
Element Financial Corp. (e)	900,000	7,973,618
		44,213,899
Diversified Financial Services - 2.8%
Bank of America Corp.	1,000,000	12,180,000
Citigroup, Inc.	1,172,900	51,889,096
JPMorgan Chase & Co.	247,800	11,760,588
		75,829,684
Insurance - 3.6%
ACE Ltd.	40,000	3,558,800
American International Group, Inc. (a)	190,200	7,383,564
Berkshire Hathaway, Inc. Class A (a)	312	48,759,360
Intact Financial Corp. (a)(e)	120,000	7,353,448
Lincoln National Corp.	303,400	9,893,874
MetLife, Inc.	430,000	16,348,600
Platinum Underwriters Holdings Ltd.	89,367	4,987,572
		98,285,218
Real Estate Investment Trusts - 0.9%
American Residential Properties, Inc. (e)	150,000	3,262,500
American Tower Corp.	195,000	14,999,400
Simon Property Group, Inc.	42,200	6,691,232
		24,953,132
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	590,000	7,427,737
Realogy Holdings Corp.	77,000	3,760,680
		11,188,417
TOTAL FINANCIALS		379,995,417
HEALTH CARE - 11.7%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	145,112	13,370,620
Amgen, Inc.	376,315	38,576,051
AVEO Pharmaceuticals, Inc. (a)	404,600	2,973,810
Dynavax Technologies Corp. (a)	2,844,511	6,314,814
Gilead Sciences, Inc. (a)	520,000	25,443,600
ImmunoGen, Inc. (a)	124,623	2,001,445
Merrimack Pharmaceuticals, Inc.	611,538	3,730,382
Theravance, Inc. (a)	125,000	2,952,500
		95,363,222
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	819,800	6,402,638
Insulet Corp. (a)	100,000	2,586,000
Sirona Dental Systems, Inc. (a)	180,000	13,271,400
		22,260,038
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc. (a)	280,000	7,806,400
Express Scripts Holding Co. (a)	282,000	16,257,300
Hanger, Inc. (a)	511,338	16,122,487
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MEDNAX, Inc. (a)	40,000	$ 3,585,200
Qualicorp SA (a)	804,000	8,076,803
		51,848,190
Pharmaceuticals - 5.5%
AbbVie, Inc.	350,000	14,273,000
Allergan, Inc.	292,400	32,640,612
Eli Lilly & Co.	200,000	11,358,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,616,550
Johnson & Johnson	190,000	15,490,700
Meda AB (A Shares)	500,000	5,927,216
Merck & Co., Inc.	845,000	37,374,350
PT Kalbe Farma Tbk	50,000,000	6,375,460
Shire PLC	400,000	12,179,911
ViroPharma, Inc. (a)	100,000	2,516,000
Zoetis, Inc. Class A	22,900	764,860
		148,516,659
TOTAL HEALTH CARE		317,988,109
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	389,367	29,338,803
Precision Castparts Corp.	16,000	3,033,920
Textron, Inc.	345,200	10,290,412
TransDigm Group, Inc.	20,000	3,058,400
United Technologies Corp.	601,500	56,198,145
		101,919,680
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	180,800	15,530,720
Building Products - 0.3%
Fortune Brands Home & Security, Inc. (a)	215,000	8,047,450
Commercial Services & Supplies - 0.5%
United Stationers, Inc.	361,400	13,968,110
Construction & Engineering - 1.0%
EMCOR Group, Inc.	308,400	13,073,076
Foster Wheeler AG (a)	330,000	7,540,500
Jacobs Engineering Group, Inc. (a)	98,600	5,545,264
		26,158,840
Electrical Equipment - 0.2%
Generac Holdings, Inc.	83,400	2,947,356
Hubbell, Inc. Class B	30,000	2,913,300
		5,860,656
Industrial Conglomerates - 0.6%
General Electric Co.	600,000	13,872,000
Max India Ltd.	800,000	3,293,037
		17,165,037

	Shares	Value
Machinery - 0.3%
Pall Corp.	129,000	$ 8,819,730
Professional Services - 0.5%
Nielsen Holdings B.V.	400,900	14,360,238
Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	122,000	15,917,586
Norfolk Southern Corp.	205,000	15,801,400
Union Pacific Corp.	213,500	30,404,535
		62,123,521
TOTAL INDUSTRIALS		273,953,982
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.9%
Motorola Solutions, Inc.	229,000	14,662,870
QUALCOMM, Inc.	565,800	37,880,310
		52,543,180
Computers & Peripherals - 1.0%
Apple, Inc.	47,000	20,803,610
EMC Corp. (a)	300,000	7,167,000
		27,970,610
Electronic Equipment & Components - 0.3%
SYNNEX Corp. (a)	212,900	7,877,300
Internet Software & Services - 6.0%
Angie's List, Inc. (a)(d)	483,900	9,561,864
Cornerstone OnDemand, Inc. (a)	215,902	7,362,258
Demandware, Inc.	139,172	3,528,010
Facebook, Inc. Class A	717,300	18,348,534
Google, Inc. Class A (a)	134,400	106,717,635
Mail.Ru Group Ltd. GDR (e)	241,200	6,681,240
Marin Software, Inc.	8,413	138,226
Open Text Corp. (a)	97,500	5,762,563
Rackspace Hosting, Inc. (a)	113,800	5,744,624
		163,844,954
IT Services - 3.7%
Accenture PLC Class A	361,200	27,440,364
Cardtronics, Inc. (a)	219,100	6,016,486
MasterCard, Inc. Class A	46,900	25,378,997
Visa, Inc. Class A	240,800	40,897,472
		99,733,319
Semiconductors & Semiconductor Equipment - 2.2%
ARM Holdings PLC	1,403,500	19,640,768
ARM Holdings PLC sponsored ADR	431,200	18,269,944
ASML Holding NV	115,000	7,821,150
Cymer, Inc. (a)	60,000	5,766,000
Samsung Electronics Co. Ltd.	6,000	8,239,936
		59,737,798
Software - 2.6%
MICROS Systems, Inc. (a)	280,400	12,761,004
Oracle Corp.	540,500	17,479,770
QLIK Technologies, Inc. (a)	300,000	7,749,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	90,100	$ 16,112,583
Solera Holdings, Inc.	181,900	10,610,227
VMware, Inc. Class A (a)	20,000	1,577,600
Workday, Inc. Class A (d)	46,700	2,878,121
		69,168,305
TOTAL INFORMATION TECHNOLOGY		480,875,466
MATERIALS - 5.0%
Chemicals - 2.3%
Albemarle Corp.	160,000	10,003,200
Ashland, Inc.	65,900	4,896,370
LyondellBasell Industries NV Class A	565	35,759
Monsanto Co.	289,000	30,527,070
Rockwood Holdings, Inc.	100,000	6,544,000
Sigma Aldrich Corp.	128,000	9,943,040
		61,949,439
Construction Materials - 0.3%
Vulcan Materials Co.	140,000	7,238,000
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd. (Canada)	333,600	13,684,217
Alamos Gold, Inc.	370,000	5,080,967
Allied Nevada Gold Corp. (a)	120,000	1,975,200
Carpenter Technology Corp.	160,300	7,901,187
Eldorado Gold Corp.	370,000	3,536,644
Franco-Nevada Corp.	201,000	9,174,947
Goldcorp, Inc.	455,700	15,332,801
Newcrest Mining Ltd.	255,091	5,325,039
Sabina Gold & Silver Corp. (a)	2,130,000	3,962,888
		65,973,890
TOTAL MATERIALS		135,161,329
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Telefonica SA sponsored ADR	600,000	8,106,000
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	119,400	8,599,188
TOTAL TELECOMMUNICATION SERVICES		16,705,188
UTILITIES - 0.7%
Electric Utilities - 0.1%
ITC Holdings Corp.	35,000	3,124,100
Gas Utilities - 0.3%
ONEOK, Inc.	100,000	4,767,000
Superior Plus Corp. (d)	190,000	2,225,722
		6,992,722

	Shares	Value
Multi-Utilities - 0.3%
Sempra Energy	100,000	$ 7,994,000
TOTAL UTILITIES		18,110,822
TOTAL COMMON STOCKS (Cost $2,160,800,215)		2,706,872,964
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.15% (b)	7,281,846	7,281,846
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	13,928,001	13,928,001
TOTAL MONEY MARKET FUNDS (Cost $21,209,847)		21,209,847
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $955,000)	$ 955,012	955,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,182,965,062)		2,729,037,811
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(17,585,900)
NET ASSETS - 100%		$ 2,711,451,911
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,928,925 or 1.3% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$955,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 955,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,323
Fidelity Securities Lending Cash Central Fund	492,256
Total	$ 521,579
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 547,034,693	$ 547,034,693	$ -	$ -
Consumer Staples	236,067,970	236,067,765	-	205
Energy	300,979,988	300,979,988	-	-
Financials	379,995,417	376,732,917	-	3,262,500
Health Care	317,988,109	317,988,109	-	-
Industrials	273,953,982	273,953,982	-	-
Information Technology	480,875,466	480,875,466	-	-
Materials	135,161,329	135,161,329	-	-
Telecommunication Services	16,705,188	16,705,188	-	-
Utilities	18,110,822	18,110,822	-	-
Money Market Funds	21,209,847	21,209,847	-	-
Cash Equivalents	955,000	-	955,000	-
Total Investments in Securities:	$ 2,729,037,811	$ 2,724,820,106	$ 955,000	$ 3,262,705

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 52,898,969
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.1%
Canada	5.2%
United Kingdom	3.4%
Brazil	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,537,081 and repurchase agreements of $955,000) - See accompanying schedule: Unaffiliated issuers (cost $2,161,755,215)	$ 2,707,827,964
Fidelity Central Funds (cost $21,209,847)	21,209,847
Total Investments (cost $2,182,965,062)		$ 2,729,037,811
Cash		168,305
Foreign currency held at value (cost $10,056)		10,056
Receivable for investments sold Regular delivery		4,414,040
Delayed delivery		425,062
Receivable for fund shares sold		266,836
Dividends receivable		2,601,355
Distributions receivable from Fidelity Central Funds		24,193
Prepaid expenses		3,433
Other receivables		669,606
Total assets		2,737,620,697

Liabilities
Payable for investments purchased	$ 7,808,574
Payable for fund shares redeemed	2,657,230
Accrued management fee	1,252,556
Distribution and service plan fees payable	71,253
Other affiliated payables	271,772
Other payables and accrued expenses	179,400
Collateral on securities loaned, at value	13,928,001
Total liabilities		26,168,786

Net Assets		$ 2,711,451,911
Net Assets consist of:
Paid in capital		$ 2,616,223,831
Undistributed net investment income		5,668,453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(456,374,481)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		545,934,108
Net Assets		$ 2,711,451,911

Statement of Assets and Liabilities - continued

March 31, 2013 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,374,344,311 ÷ 186,600,028 shares)	$ 12.72

Class A: Net Asset Value and redemption price per share ($333,612,159 ÷ 26,864,480 shares)	$ 12.42

Maximum offering price per share (100/94.25 of $12.42)	$ 13.18
Class T: Net Asset Value and redemption price per share ($1,211,324 ÷ 99,085 shares)	$ 12.23

Maximum offering price per share (100/96.50 of $12.23)	$ 12.67
Class B: Net Asset Value and offering price per share ($233,583 ÷ 19,451 shares)A	$ 12.01

Class C: Net Asset Value and offering price per share ($1,528,434 ÷ 127,599 shares)A	$ 11.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($522,100 ÷ 40,861 shares)	$ 12.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 21,246,307
Interest		262
Income from Fidelity Central Funds		521,579
Total income		21,768,148

Expenses
Management fee	$ 7,394,124
Transfer agent fees	196,521
Distribution and service plan fees	415,802
Accounting and security lending fees	397,184
Custodian fees and expenses	59,990
Independent trustees' compensation	8,752
Appreciation in deferred trustee compensation account	62
Registration fees	29,948
Audit	42,678
Legal	9,509
Interest	481
Miscellaneous	13,029
Total expenses before reductions	8,568,080
Expense reductions	(371,860)	8,196,220
Net investment income (loss)		13,571,928
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,583)	26,282,640
Foreign currency transactions	(24,797)
Total net realized gain (loss)		26,257,843
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $82,383)	136,027,694
Assets and liabilities in foreign currencies	(11,200)
Total change in net unrealized appreciation (depreciation)		136,016,494
Net gain (loss)		162,274,337
Net increase (decrease) in net assets resulting from operations		$ 175,846,265

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,571,928	$ 26,539,517
Net realized gain (loss)	26,257,843	118,712,660
Change in net unrealized appreciation (depreciation)	136,016,494	446,161,781
Net increase (decrease) in net assets resulting from operations	175,846,265	591,413,958
Distributions to shareholders from net investment income	(28,324,842)	(14,797,589)
Distributions to shareholders from net realized gain	-	(1,987,900)
Total distributions	(28,324,842)	(16,785,489)
Share transactions - net increase (decrease)	(147,783,940)	(299,875,605)
Total increase (decrease) in net assets	(262,517)	274,752,864

Net Assets
Beginning of period	2,711,714,428	2,436,961,564
End of period (including undistributed net investment income of $5,668,453 and undistributed net investment income of $20,421,367, respectively)	$ 2,711,451,911	$ 2,711,714,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37
Income from Investment Operations
Net investment income (loss) E	.06	.12	.05	.04	.09	.08
Net realized and unrealized gain (loss)	.75	2.32	.18	.93	(.95)	(2.86)
Total from investment operations	.81	2.44	.23	.97	(.86)	(2.78)
Distributions from net investment income	(.13)	(.06)	(.05)	(.07)	(.09)	(.11)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(1.91)
Total distributions	(.13)	(.07)	(.06)	(.08)	(.10) J	(2.02) I
Net asset value, end of period	$ 12.72	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57
Total Return B,C,D	6.85%	25.38%	2.33%	11.31%	(8.77)%	(22.45)%
Ratios to Average Net Assets F,H
Expenses before reductions	.60% A	.61%	.61%	.61%	.61%	.59%
Expenses net of fee waivers, if any	.60% A	.61%	.61%	.61%	.61%	.59%
Expenses net of all reductions	.57% A	.60%	.59%	.60%	.60%	.58%
Net investment income (loss)	1.06% A	1.05%	.48%	.44%	1.33%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,374,344	$ 2,382,741	$ 2,150,649	$ 2,509,669	$ 3,278,390	$ 3,785,291
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $1.907 and distributions from net realized gain of $.112 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04
Income from Investment Operations
Net investment income (loss) F	.04	.08	.01	.01	.06	.03
Net realized and unrealized gain (loss)	.73	2.28	.17	.90	(.93)	(2.78)
Total from investment operations	.77	2.36	.18	.91	(.87)	(2.75)
Distributions from net investment income	(.09)	(.03)	(.01)	(.04)	(.05)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(1.91)
Total distributions	(.09)	(.04)	(.02)	(.04) L	(.06) K	(1.97) J
Net asset value, end of period	$ 12.42	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32
Total Return B,C,D,E	6.67%	25.06%	1.91%	10.94%	(9.18)%	(22.73)%
Ratios to Average Net Assets G,I
Expenses before reductions	.93% A	.94%	.95%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	.93% A	.94%	.95%	.98%	1.02%	.99%
Expenses net of all reductions	.91% A	.94%	.94%	.97%	1.01%	.97%
Net investment income (loss)	.73% A	.71%	.13%	.07%	.92%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,612	$ 325,967	$ 284,072	$ 315,290	$ 380,175	$ 379,162
Portfolio turnover rate H	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.97 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91
Income from Investment Operations
Net investment income (loss) E	.01	.02	(.04)	(.04)	.03	(.02)
Net realized and unrealized gain (loss)	.73	2.25	.17	.90	(.93)	(2.76)
Total from investment operations	.74	2.27	.13	.86	(.90)	(2.78)
Distributions from net investment income	(.06)	-	-	-	(.03)	(.01)
Distributions from net realized gain	-	-	-	-	(.01)	(1.91)
Total distributions	(.06)	-	-	-	(.03) J	(1.91) I
Net asset value, end of period	$ 12.23	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22
Total Return B,C,D	6.41%	24.46%	1.42%	10.37%	(9.65)%	(23.06)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.46%	1.45%	1.47%	1.48%	1.42%
Expenses net of fee waivers, if any	1.46% A	1.46%	1.45%	1.47%	1.48%	1.42%
Expenses net of all reductions	1.43% A	1.45%	1.43%	1.46%	1.47%	1.40%
Net investment income (loss)	.21% A	.20%	(.37)%	(.43)%	.47%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,211	$ 1,007	$ 739	$ 760	$ 978	$ 1,013
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.09)	(.08)	- J	(.08)
Net realized and unrealized gain (loss)	.71	2.21	.17	.90	(.92)	(2.74)
Total from investment operations	.70	2.18	.08	.82	(.92)	(2.82)
Distributions from net investment income	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.86)
Total distributions	-	-	-	-	-	(1.86) K
Net asset value, end of period	$ 12.01	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15
Total Return B,C,D	6.19%	23.88%	.88%	9.96%	(10.05)%	(23.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.90%	1.91%	1.92%	1.94%	1.90%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.91%	1.92%	1.94%	1.90%
Expenses net of all reductions	1.87% A	1.90%	1.89%	1.91%	1.93%	1.88%
Net investment income (loss)	(.23)% A	(.25)%	(.82)%	(.88)%	-% H	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 234	$ 235	$ 296	$ 368	$ 384	$ 399
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.08)	(.07)	- I	(.08)
Net realized and unrealized gain (loss)	.71	2.19	.17	.88	(.92)	(2.73)
Total from investment operations	.70	2.17	.09	.81	(.92)	(2.81)
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	(.01)	(1.88)
Total distributions	-	-	-	-	(.03) K	(1.88) J
Net asset value, end of period	$ 11.98	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16
Total Return B,C,D	6.21%	23.82%	1.00%	9.87%	(10.00)%	(23.39)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.90% A	1.87%	1.87%	1.90%	1.93%	1.90%
Expenses net of fee waivers, if any	1.90% A	1.87%	1.87%	1.90%	1.93%	1.90%
Expenses net of all reductions	1.87% A	1.87%	1.85%	1.89%	1.92%	1.89%
Net investment income (loss)	(.24)% A	(.22)%	(.79)%	(.85)%	.01%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,528	$ 1,380	$ 1,007	$ 904	$ 1,042	$ 522
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33
Income from Investment Operations
Net investment income (loss) D	.05	.09	.02	.02	.08	.06
Net realized and unrealized gain (loss)	.75	2.34	.18	.93	(.96)	(2.84)
Total from investment operations	.80	2.43	.20	.95	(.88)	(2.78)
Distributions from net investment income	(.11)	(.04)	(.02)	-	(.07)	(.09)
Distributions from net realized gain	-	(.01)	(.01)	-	(.01)	(1.91)
Total distributions	(.11)	(.05)	(.03)	-	(.08) I	(2.00) H
Net asset value, end of period	$ 12.78	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55
Total Return B,C	6.72%	25.10%	2.04%	11.06%	(8.99)%	(22.48)%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	.87%	.88%	.87%	.81%	.74%
Expenses net of fee waivers, if any	.84% A	.87%	.88%	.87%	.81%	.74%
Expenses net of all reductions	.81% A	.86%	.86%	.87%	.79%	.73%
Net investment income (loss)	.83% A	.79%	.21%	.17%	1.14%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 522	$ 385	$ 199	$ 144	$ 83	$ 1,720
Portfolio turnover rate F	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. I Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 617,639,234
Gross unrealized depreciation	(82,905,324)
Net unrealized appreciation (depreciation) on securities and other investments	$ 534,733,910

Tax cost	$ 2,194,303,901

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (74,826,062)
2018	(394,048,039)
Total capital loss carryforward	$ (468,874,101)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $794,433,490 and $915,818,154, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 405,127	$ 9,158
Class T	.25%	.25%	2,718	17
Class B	.75%	.25%	1,129	847
Class C	.75%	.25%	6,828	1,324
			$ 415,802	$ 11,346

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,736
Class T	440
Class B*	157
Class C*	80
$ 2,413

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. . FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,762	.00**
Class A	138,779.09
Class T	1,946.36
Class B	339.30
Class C	2,063.30
Institutional Class	632.24
	$ 196,521

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,170 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,881,167.37%		$ 481

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,975 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $354,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $492,256, including $10,764 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $371,860 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012
From net investment income
Class O	$ 25,734,142	$ 13,990,243
Class A	2,580,313	806,408
Class T	5,219	-
Institutional Class	5,168	938
Total	$ 28,324,842	$ 14,797,589
From net realized gain
Class O	$ -	$ 1,748,781
Class A	-	238,936
Institutional Class	-	183
Total	$ -	$ 1,987,900

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Class O
Shares sold	3,863,797	10,434,346	$ 46,716,736	$ 114,058,494
Reinvestment of distributions	2,051,606	1,358,755	23,901,239	14,049,563
Shares redeemed	(17,158,065)	(36,427,298)	(207,808,636)	(402,171,333)
Net increase (decrease)	(11,242,662)	(24,634,197)	$ (137,190,661)	$ (274,063,276)
Class A
Shares sold	1,425,522	3,750,361	$ 16,843,003	$ 39,921,997
Reinvestment of distributions	209,197	83,408	2,380,704	842,414
Shares redeemed	(2,543,287)	(6,218,363)	(30,106,962)	(66,774,764)
Net increase (decrease)	(908,568)	(2,384,594)	$ (10,883,255)	$ (26,010,353)
Class T
Shares sold	16,862	21,141	$ 194,444	$ 229,057
Reinvestment of distributions	457	-	5,123	-
Shares redeemed	(5,489)	(13,462)	(63,591)	(143,670)
Net increase (decrease)	11,830	7,679	$ 135,976	$ 85,387
Class B
Shares sold	4,399	85	$ 49,477	$ 898
Shares redeemed	(5,688)	(11,767)	(64,066)	(127,919)
Net increase (decrease)	(1,289)	(11,682)	$ (14,589)	$ (127,021)
Class C
Shares sold	19,728	24,280	$ 229,811	$ 259,405
Shares redeemed	(14,407)	(12,559)	(164,038)	(129,432)
Net increase (decrease)	5,321	11,721	$ 65,773	$ 129,973
Institutional Class
Shares sold	21,643	42,525	$ 260,350	$ 464,491
Reinvestment of distributions	421	98	4,928	1,016
Shares redeemed	(13,046)	(31,313)	(162,462)	(355,822)
Net increase (decrease)	9,018	11,310	$ 102,816	$ 109,685

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Capital Development Fund -

Class O

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class O	.60%
Actual		$ 1,000.00	$ 1,068.50	$ 3.09
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02
Class A	.93%
Actual		$ 1,000.00	$ 1,066.70	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
Class T	1.46%
Actual		$ 1,000.00	$ 1,064.10	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.34
Class B	1.90%
Actual		$ 1,000.00	$ 1,061.90	$ 9.77
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.90%
Actual		$ 1,000.00	$ 1,062.10	$ 9.77
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,067.20	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.9	2.3
Chevron Corp.	2.6	2.6
Wells Fargo & Co.	2.4	2.0
United Technologies Corp.	2.1	1.0
The Walt Disney Co.	2.0	1.3
Citigroup, Inc.	1.9	0.9
Berkshire Hathaway, Inc. Class A	1.8	0.3
Exxon Mobil Corp.	1.7	1.7
Visa, Inc. Class A	1.5	1.0
TJX Companies, Inc.	1.5	1.6
	21.4
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.2	19.8
Information Technology	17.7	21.0
Financials	14.0	9.9
Health Care	11.7	10.1
Energy	11.1	11.4
Asset Allocation (% of fund's net assets)
As of March 31, 2013*		As of September 30, 2012**
	Stocks 99.8%		Stocks 98.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	16.9%	** Foreign investments	19.9%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 20.2%
Automobiles - 0.4%
Kia Motors Corp.	135,000	$ 6,750,596
Tesla Motors, Inc. (a)	119,400	4,524,066
		11,274,662
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	8,568,650
Hotels, Restaurants & Leisure - 2.0%
Dunkin' Brands Group, Inc.	100,800	3,717,504
Interval Leisure Group, Inc.	200,000	4,348,000
Jubilant Foodworks Ltd. (a)	220,000	5,040,033
McDonald's Corp.	90,000	8,972,100
Sands China Ltd.	2,200,000	11,407,334
Starbucks Corp.	100,000	5,696,000
The Cheesecake Factory, Inc.	145,000	5,598,450
Tim Hortons, Inc. (Canada)	154,000	8,369,681
		53,149,102
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	146,100	38,934,189
priceline.com, Inc. (a)	9,600	6,604,128
		45,538,317
Leisure Equipment & Products - 0.7%
Bauer Performance Sports Ltd. (a)(e)	817,600	9,658,119
Polaris Industries, Inc.	100,000	9,249,000
		18,907,119
Media - 3.4%
Comcast Corp. Class A	670,000	28,146,700
Pandora Media, Inc. (a)(d)	328,000	4,644,480
The Walt Disney Co.	930,200	52,835,360
Time Warner, Inc.	100,000	5,762,000
		91,388,540
Multiline Retail - 2.2%
Dollar General Corp. (a)	166,400	8,416,512
Dollar Tree, Inc. (a)	120,000	5,811,600
Dollarama, Inc.	451,000	28,959,718
Target Corp.	256,000	17,523,200
		60,711,030
Specialty Retail - 5.4%
Ascena Retail Group, Inc. (a)	400,000	7,420,000
AutoZone, Inc. (a)	44,700	17,735,619
Destination Maternity Corp.	208,100	4,869,540
Gap, Inc.	150,000	5,310,000
Guess?, Inc.	221,000	5,487,430
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,125,180
New York & Co., Inc. (a)	1,349,187	5,518,175
PT ACE Hardware Indonesia Tbk	89,990,000	7,680,548
Ross Stores, Inc.	631,070	38,255,463
Sally Beauty Holdings, Inc. (a)	291,000	8,549,580

	Shares	Value
Tilly's, Inc. (a)	383,800	$ 4,881,936
TJX Companies, Inc.	872,900	40,808,075
		147,641,546
Textiles, Apparel & Luxury Goods - 4.1%
Brunello Cucinelli SpA	310,500	6,535,397
Fifth & Pacific Companies, Inc. (a)	412,800	7,793,664
Michael Kors Holdings Ltd. (a)	36,000	2,044,440
NIKE, Inc. Class B	405,000	23,899,050
PVH Corp.	224,165	23,943,064
Ralph Lauren Corp.	82,500	13,968,075
Samsonite International SA	2,307,600	5,767,105
Steven Madden Ltd. (a)	207,903	8,968,935
Vera Bradley, Inc. (a)(d)	115,762	2,735,456
VF Corp.	84,653	14,200,541
		109,855,727
TOTAL CONSUMER DISCRETIONARY		547,034,693
CONSUMER STAPLES - 8.7%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	83,846	8,302,675
Anheuser-Busch InBev SA NV:
ADR	65,000	6,470,750
(strip VVPR)	160,000	205
Beam, Inc.	230,000	14,614,200
Dr. Pepper Snapple Group, Inc.	352,400	16,545,180
Monster Beverage Corp. (a)	180,200	8,602,748
The Coca-Cola Co.	300,000	12,132,000
		66,667,758
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	332,000	18,256,680
Drogasil SA	433,666	4,629,061
Fresh Market, Inc. (a)	137,800	5,893,706
PriceSmart, Inc.	107,300	8,351,159
Wal-Mart Stores, Inc.	186,300	13,940,829
Whole Foods Market, Inc.	205,000	17,783,750
		68,855,185
Food Products - 0.6%
Mondelez International, Inc.	270,000	8,264,700
TreeHouse Foods, Inc. (a)	131,500	8,567,225
		16,831,925
Household Products - 0.9%
Colgate-Palmolive Co.	197,400	23,299,122
Tobacco - 2.2%
British American Tobacco PLC:
(United Kingdom)	200,000	10,718,200
sponsored ADR	60,000	6,423,000
Imperial Tobacco Group PLC	100,000	3,493,216
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	393,300	$ 15,869,655
Philip Morris International, Inc.	257,900	23,909,909
		60,413,980
TOTAL CONSUMER STAPLES		236,067,970
ENERGY - 11.1%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	102,000	6,650,400
Ensco PLC Class A	96,800	5,808,000
Halliburton Co.	622,900	25,171,389
Rowan Companies PLC (a)	142,900	5,052,944
Schlumberger Ltd.	40,000	2,995,600
Transocean Ltd. (United States)	150,000	7,794,000
		53,472,333
Oil, Gas & Consumable Fuels - 9.1%
Access Midstream Partners LP	195,900	7,908,483
Anadarko Petroleum Corp.	170,500	14,910,225
Apache Corp.	214,100	16,519,956
Canadian Natural Resources Ltd.	100,000	3,206,182
Chevron Corp.	598,600	71,125,652
Enterprise Products Partners LP	113,200	6,824,828
EPL Oil & Gas, Inc. (a)	801,100	21,477,491
Exxon Mobil Corp.	498,000	44,874,780
Hess Corp.	95,300	6,824,433
Noble Energy, Inc.	38,100	4,406,646
Occidental Petroleum Corp.	126,800	9,937,316
Tesoro Logistics LP	318,200	17,173,254
The Williams Companies, Inc.	415,558	15,566,803
Western Gas Equity Partners LP	197,300	6,751,606
		247,507,655
TOTAL ENERGY		300,979,988
FINANCIALS - 14.0%
Capital Markets - 1.2%
BlackRock, Inc. Class A	66,000	16,954,080
Virtus Investment Partners, Inc. (a)	75,000	13,971,000
		30,925,080
Commercial Banks - 3.5%
Barclays PLC sponsored ADR	730,000	12,964,800
BSB Bancorp, Inc. (a)	100,000	1,381,000
CIT Group, Inc. (a)	100,000	4,348,000
HDFC Bank Ltd.	573,925	6,593,863
HDFC Bank Ltd. sponsored ADR	100,000	3,742,000
Wells Fargo & Co.	1,772,650	65,570,324
		94,599,987
Consumer Finance - 1.6%
Capital One Financial Corp.	247,100	13,578,145

	Shares	Value
Discover Financial Services	505,400	$ 22,662,136
Element Financial Corp. (e)	900,000	7,973,618
		44,213,899
Diversified Financial Services - 2.8%
Bank of America Corp.	1,000,000	12,180,000
Citigroup, Inc.	1,172,900	51,889,096
JPMorgan Chase & Co.	247,800	11,760,588
		75,829,684
Insurance - 3.6%
ACE Ltd.	40,000	3,558,800
American International Group, Inc. (a)	190,200	7,383,564
Berkshire Hathaway, Inc. Class A (a)	312	48,759,360
Intact Financial Corp. (a)(e)	120,000	7,353,448
Lincoln National Corp.	303,400	9,893,874
MetLife, Inc.	430,000	16,348,600
Platinum Underwriters Holdings Ltd.	89,367	4,987,572
		98,285,218
Real Estate Investment Trusts - 0.9%
American Residential Properties, Inc. (e)	150,000	3,262,500
American Tower Corp.	195,000	14,999,400
Simon Property Group, Inc.	42,200	6,691,232
		24,953,132
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	590,000	7,427,737
Realogy Holdings Corp.	77,000	3,760,680
		11,188,417
TOTAL FINANCIALS		379,995,417
HEALTH CARE - 11.7%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	145,112	13,370,620
Amgen, Inc.	376,315	38,576,051
AVEO Pharmaceuticals, Inc. (a)	404,600	2,973,810
Dynavax Technologies Corp. (a)	2,844,511	6,314,814
Gilead Sciences, Inc. (a)	520,000	25,443,600
ImmunoGen, Inc. (a)	124,623	2,001,445
Merrimack Pharmaceuticals, Inc.	611,538	3,730,382
Theravance, Inc. (a)	125,000	2,952,500
		95,363,222
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	819,800	6,402,638
Insulet Corp. (a)	100,000	2,586,000
Sirona Dental Systems, Inc. (a)	180,000	13,271,400
		22,260,038
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc. (a)	280,000	7,806,400
Express Scripts Holding Co. (a)	282,000	16,257,300
Hanger, Inc. (a)	511,338	16,122,487
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MEDNAX, Inc. (a)	40,000	$ 3,585,200
Qualicorp SA (a)	804,000	8,076,803
		51,848,190
Pharmaceuticals - 5.5%
AbbVie, Inc.	350,000	14,273,000
Allergan, Inc.	292,400	32,640,612
Eli Lilly & Co.	200,000	11,358,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,616,550
Johnson & Johnson	190,000	15,490,700
Meda AB (A Shares)	500,000	5,927,216
Merck & Co., Inc.	845,000	37,374,350
PT Kalbe Farma Tbk	50,000,000	6,375,460
Shire PLC	400,000	12,179,911
ViroPharma, Inc. (a)	100,000	2,516,000
Zoetis, Inc. Class A	22,900	764,860
		148,516,659
TOTAL HEALTH CARE		317,988,109
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	389,367	29,338,803
Precision Castparts Corp.	16,000	3,033,920
Textron, Inc.	345,200	10,290,412
TransDigm Group, Inc.	20,000	3,058,400
United Technologies Corp.	601,500	56,198,145
		101,919,680
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	180,800	15,530,720
Building Products - 0.3%
Fortune Brands Home & Security, Inc. (a)	215,000	8,047,450
Commercial Services & Supplies - 0.5%
United Stationers, Inc.	361,400	13,968,110
Construction & Engineering - 1.0%
EMCOR Group, Inc.	308,400	13,073,076
Foster Wheeler AG (a)	330,000	7,540,500
Jacobs Engineering Group, Inc. (a)	98,600	5,545,264
		26,158,840
Electrical Equipment - 0.2%
Generac Holdings, Inc.	83,400	2,947,356
Hubbell, Inc. Class B	30,000	2,913,300
		5,860,656
Industrial Conglomerates - 0.6%
General Electric Co.	600,000	13,872,000
Max India Ltd.	800,000	3,293,037
		17,165,037

	Shares	Value
Machinery - 0.3%
Pall Corp.	129,000	$ 8,819,730
Professional Services - 0.5%
Nielsen Holdings B.V.	400,900	14,360,238
Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	122,000	15,917,586
Norfolk Southern Corp.	205,000	15,801,400
Union Pacific Corp.	213,500	30,404,535
		62,123,521
TOTAL INDUSTRIALS		273,953,982
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.9%
Motorola Solutions, Inc.	229,000	14,662,870
QUALCOMM, Inc.	565,800	37,880,310
		52,543,180
Computers & Peripherals - 1.0%
Apple, Inc.	47,000	20,803,610
EMC Corp. (a)	300,000	7,167,000
		27,970,610
Electronic Equipment & Components - 0.3%
SYNNEX Corp. (a)	212,900	7,877,300
Internet Software & Services - 6.0%
Angie's List, Inc. (a)(d)	483,900	9,561,864
Cornerstone OnDemand, Inc. (a)	215,902	7,362,258
Demandware, Inc.	139,172	3,528,010
Facebook, Inc. Class A	717,300	18,348,534
Google, Inc. Class A (a)	134,400	106,717,635
Mail.Ru Group Ltd. GDR (e)	241,200	6,681,240
Marin Software, Inc.	8,413	138,226
Open Text Corp. (a)	97,500	5,762,563
Rackspace Hosting, Inc. (a)	113,800	5,744,624
		163,844,954
IT Services - 3.7%
Accenture PLC Class A	361,200	27,440,364
Cardtronics, Inc. (a)	219,100	6,016,486
MasterCard, Inc. Class A	46,900	25,378,997
Visa, Inc. Class A	240,800	40,897,472
		99,733,319
Semiconductors & Semiconductor Equipment - 2.2%
ARM Holdings PLC	1,403,500	19,640,768
ARM Holdings PLC sponsored ADR	431,200	18,269,944
ASML Holding NV	115,000	7,821,150
Cymer, Inc. (a)	60,000	5,766,000
Samsung Electronics Co. Ltd.	6,000	8,239,936
		59,737,798
Software - 2.6%
MICROS Systems, Inc. (a)	280,400	12,761,004
Oracle Corp.	540,500	17,479,770
QLIK Technologies, Inc. (a)	300,000	7,749,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	90,100	$ 16,112,583
Solera Holdings, Inc.	181,900	10,610,227
VMware, Inc. Class A (a)	20,000	1,577,600
Workday, Inc. Class A (d)	46,700	2,878,121
		69,168,305
TOTAL INFORMATION TECHNOLOGY		480,875,466
MATERIALS - 5.0%
Chemicals - 2.3%
Albemarle Corp.	160,000	10,003,200
Ashland, Inc.	65,900	4,896,370
LyondellBasell Industries NV Class A	565	35,759
Monsanto Co.	289,000	30,527,070
Rockwood Holdings, Inc.	100,000	6,544,000
Sigma Aldrich Corp.	128,000	9,943,040
		61,949,439
Construction Materials - 0.3%
Vulcan Materials Co.	140,000	7,238,000
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd. (Canada)	333,600	13,684,217
Alamos Gold, Inc.	370,000	5,080,967
Allied Nevada Gold Corp. (a)	120,000	1,975,200
Carpenter Technology Corp.	160,300	7,901,187
Eldorado Gold Corp.	370,000	3,536,644
Franco-Nevada Corp.	201,000	9,174,947
Goldcorp, Inc.	455,700	15,332,801
Newcrest Mining Ltd.	255,091	5,325,039
Sabina Gold & Silver Corp. (a)	2,130,000	3,962,888
		65,973,890
TOTAL MATERIALS		135,161,329
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Telefonica SA sponsored ADR	600,000	8,106,000
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	119,400	8,599,188
TOTAL TELECOMMUNICATION SERVICES		16,705,188
UTILITIES - 0.7%
Electric Utilities - 0.1%
ITC Holdings Corp.	35,000	3,124,100
Gas Utilities - 0.3%
ONEOK, Inc.	100,000	4,767,000
Superior Plus Corp. (d)	190,000	2,225,722
		6,992,722

	Shares	Value
Multi-Utilities - 0.3%
Sempra Energy	100,000	$ 7,994,000
TOTAL UTILITIES		18,110,822
TOTAL COMMON STOCKS (Cost $2,160,800,215)		2,706,872,964
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.15% (b)	7,281,846	7,281,846
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	13,928,001	13,928,001
TOTAL MONEY MARKET FUNDS (Cost $21,209,847)		21,209,847
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $955,000)	$ 955,012	955,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,182,965,062)		2,729,037,811
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(17,585,900)
NET ASSETS - 100%		$ 2,711,451,911
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,928,925 or 1.3% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$955,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 955,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,323
Fidelity Securities Lending Cash Central Fund	492,256
Total	$ 521,579
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 547,034,693	$ 547,034,693	$ -	$ -
Consumer Staples	236,067,970	236,067,765	-	205
Energy	300,979,988	300,979,988	-	-
Financials	379,995,417	376,732,917	-	3,262,500
Health Care	317,988,109	317,988,109	-	-
Industrials	273,953,982	273,953,982	-	-
Information Technology	480,875,466	480,875,466	-	-
Materials	135,161,329	135,161,329	-	-
Telecommunication Services	16,705,188	16,705,188	-	-
Utilities	18,110,822	18,110,822	-	-
Money Market Funds	21,209,847	21,209,847	-	-
Cash Equivalents	955,000	-	955,000	-
Total Investments in Securities:	$ 2,729,037,811	$ 2,724,820,106	$ 955,000	$ 3,262,705

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 52,898,969
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.1%
Canada	5.2%
United Kingdom	3.4%
Brazil	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,537,081 and repurchase agreements of $955,000) - See accompanying schedule: Unaffiliated issuers (cost $2,161,755,215)	$ 2,707,827,964
Fidelity Central Funds (cost $21,209,847)	21,209,847
Total Investments (cost $2,182,965,062)		$ 2,729,037,811
Cash		168,305
Foreign currency held at value (cost $10,056)		10,056
Receivable for investments sold Regular delivery		4,414,040
Delayed delivery		425,062
Receivable for fund shares sold		266,836
Dividends receivable		2,601,355
Distributions receivable from Fidelity Central Funds		24,193
Prepaid expenses		3,433
Other receivables		669,606
Total assets		2,737,620,697

Liabilities
Payable for investments purchased	$ 7,808,574
Payable for fund shares redeemed	2,657,230
Accrued management fee	1,252,556
Distribution and service plan fees payable	71,253
Other affiliated payables	271,772
Other payables and accrued expenses	179,400
Collateral on securities loaned, at value	13,928,001
Total liabilities		26,168,786

Net Assets		$ 2,711,451,911
Net Assets consist of:
Paid in capital		$ 2,616,223,831
Undistributed net investment income		5,668,453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(456,374,481)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		545,934,108
Net Assets		$ 2,711,451,911

Statement of Assets and Liabilities - continued

March 31, 2013 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,374,344,311 ÷ 186,600,028 shares)	$ 12.72

Class A: Net Asset Value and redemption price per share ($333,612,159 ÷ 26,864,480 shares)	$ 12.42

Maximum offering price per share (100/94.25 of $12.42)	$ 13.18
Class T: Net Asset Value and redemption price per share ($1,211,324 ÷ 99,085 shares)	$ 12.23

Maximum offering price per share (100/96.50 of $12.23)	$ 12.67
Class B: Net Asset Value and offering price per share ($233,583 ÷ 19,451 shares)A	$ 12.01

Class C: Net Asset Value and offering price per share ($1,528,434 ÷ 127,599 shares)A	$ 11.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($522,100 ÷ 40,861 shares)	$ 12.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 21,246,307
Interest		262
Income from Fidelity Central Funds		521,579
Total income		21,768,148

Expenses
Management fee	$ 7,394,124
Transfer agent fees	196,521
Distribution and service plan fees	415,802
Accounting and security lending fees	397,184
Custodian fees and expenses	59,990
Independent trustees' compensation	8,752
Appreciation in deferred trustee compensation account	62
Registration fees	29,948
Audit	42,678
Legal	9,509
Interest	481
Miscellaneous	13,029
Total expenses before reductions	8,568,080
Expense reductions	(371,860)	8,196,220
Net investment income (loss)		13,571,928
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,583)	26,282,640
Foreign currency transactions	(24,797)
Total net realized gain (loss)		26,257,843
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $82,383)	136,027,694
Assets and liabilities in foreign currencies	(11,200)
Total change in net unrealized appreciation (depreciation)		136,016,494
Net gain (loss)		162,274,337
Net increase (decrease) in net assets resulting from operations		$ 175,846,265

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,571,928	$ 26,539,517
Net realized gain (loss)	26,257,843	118,712,660
Change in net unrealized appreciation (depreciation)	136,016,494	446,161,781
Net increase (decrease) in net assets resulting from operations	175,846,265	591,413,958
Distributions to shareholders from net investment income	(28,324,842)	(14,797,589)
Distributions to shareholders from net realized gain	-	(1,987,900)
Total distributions	(28,324,842)	(16,785,489)
Share transactions - net increase (decrease)	(147,783,940)	(299,875,605)
Total increase (decrease) in net assets	(262,517)	274,752,864

Net Assets
Beginning of period	2,711,714,428	2,436,961,564
End of period (including undistributed net investment income of $5,668,453 and undistributed net investment income of $20,421,367, respectively)	$ 2,711,451,911	$ 2,711,714,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37
Income from Investment Operations
Net investment income (loss) E	.06	.12	.05	.04	.09	.08
Net realized and unrealized gain (loss)	.75	2.32	.18	.93	(.95)	(2.86)
Total from investment operations	.81	2.44	.23	.97	(.86)	(2.78)
Distributions from net investment income	(.13)	(.06)	(.05)	(.07)	(.09)	(.11)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(1.91)
Total distributions	(.13)	(.07)	(.06)	(.08)	(.10) J	(2.02) I
Net asset value, end of period	$ 12.72	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57
Total Return B,C,D	6.85%	25.38%	2.33%	11.31%	(8.77)%	(22.45)%
Ratios to Average Net Assets F,H
Expenses before reductions	.60% A	.61%	.61%	.61%	.61%	.59%
Expenses net of fee waivers, if any	.60% A	.61%	.61%	.61%	.61%	.59%
Expenses net of all reductions	.57% A	.60%	.59%	.60%	.60%	.58%
Net investment income (loss)	1.06% A	1.05%	.48%	.44%	1.33%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,374,344	$ 2,382,741	$ 2,150,649	$ 2,509,669	$ 3,278,390	$ 3,785,291
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $1.907 and distributions from net realized gain of $.112 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04
Income from Investment Operations
Net investment income (loss) F	.04	.08	.01	.01	.06	.03
Net realized and unrealized gain (loss)	.73	2.28	.17	.90	(.93)	(2.78)
Total from investment operations	.77	2.36	.18	.91	(.87)	(2.75)
Distributions from net investment income	(.09)	(.03)	(.01)	(.04)	(.05)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(1.91)
Total distributions	(.09)	(.04)	(.02)	(.04) L	(.06) K	(1.97) J
Net asset value, end of period	$ 12.42	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32
Total Return B,C,D,E	6.67%	25.06%	1.91%	10.94%	(9.18)%	(22.73)%
Ratios to Average Net Assets G,I
Expenses before reductions	.93% A	.94%	.95%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	.93% A	.94%	.95%	.98%	1.02%	.99%
Expenses net of all reductions	.91% A	.94%	.94%	.97%	1.01%	.97%
Net investment income (loss)	.73% A	.71%	.13%	.07%	.92%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,612	$ 325,967	$ 284,072	$ 315,290	$ 380,175	$ 379,162
Portfolio turnover rate H	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.97 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91
Income from Investment Operations
Net investment income (loss) E	.01	.02	(.04)	(.04)	.03	(.02)
Net realized and unrealized gain (loss)	.73	2.25	.17	.90	(.93)	(2.76)
Total from investment operations	.74	2.27	.13	.86	(.90)	(2.78)
Distributions from net investment income	(.06)	-	-	-	(.03)	(.01)
Distributions from net realized gain	-	-	-	-	(.01)	(1.91)
Total distributions	(.06)	-	-	-	(.03) J	(1.91) I
Net asset value, end of period	$ 12.23	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22
Total Return B,C,D	6.41%	24.46%	1.42%	10.37%	(9.65)%	(23.06)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.46%	1.45%	1.47%	1.48%	1.42%
Expenses net of fee waivers, if any	1.46% A	1.46%	1.45%	1.47%	1.48%	1.42%
Expenses net of all reductions	1.43% A	1.45%	1.43%	1.46%	1.47%	1.40%
Net investment income (loss)	.21% A	.20%	(.37)%	(.43)%	.47%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,211	$ 1,007	$ 739	$ 760	$ 978	$ 1,013
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.09)	(.08)	- J	(.08)
Net realized and unrealized gain (loss)	.71	2.21	.17	.90	(.92)	(2.74)
Total from investment operations	.70	2.18	.08	.82	(.92)	(2.82)
Distributions from net investment income	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.86)
Total distributions	-	-	-	-	-	(1.86) K
Net asset value, end of period	$ 12.01	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15
Total Return B,C,D	6.19%	23.88%	.88%	9.96%	(10.05)%	(23.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.90%	1.91%	1.92%	1.94%	1.90%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.91%	1.92%	1.94%	1.90%
Expenses net of all reductions	1.87% A	1.90%	1.89%	1.91%	1.93%	1.88%
Net investment income (loss)	(.23)% A	(.25)%	(.82)%	(.88)%	-% H	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 234	$ 235	$ 296	$ 368	$ 384	$ 399
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.08)	(.07)	- I	(.08)
Net realized and unrealized gain (loss)	.71	2.19	.17	.88	(.92)	(2.73)
Total from investment operations	.70	2.17	.09	.81	(.92)	(2.81)
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	(.01)	(1.88)
Total distributions	-	-	-	-	(.03) K	(1.88) J
Net asset value, end of period	$ 11.98	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16
Total Return B,C,D	6.21%	23.82%	1.00%	9.87%	(10.00)%	(23.39)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.90% A	1.87%	1.87%	1.90%	1.93%	1.90%
Expenses net of fee waivers, if any	1.90% A	1.87%	1.87%	1.90%	1.93%	1.90%
Expenses net of all reductions	1.87% A	1.87%	1.85%	1.89%	1.92%	1.89%
Net investment income (loss)	(.24)% A	(.22)%	(.79)%	(.85)%	.01%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,528	$ 1,380	$ 1,007	$ 904	$ 1,042	$ 522
Portfolio turnover rate G	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33
Income from Investment Operations
Net investment income (loss) D	.05	.09	.02	.02	.08	.06
Net realized and unrealized gain (loss)	.75	2.34	.18	.93	(.96)	(2.84)
Total from investment operations	.80	2.43	.20	.95	(.88)	(2.78)
Distributions from net investment income	(.11)	(.04)	(.02)	-	(.07)	(.09)
Distributions from net realized gain	-	(.01)	(.01)	-	(.01)	(1.91)
Total distributions	(.11)	(.05)	(.03)	-	(.08) I	(2.00) H
Net asset value, end of period	$ 12.78	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55
Total Return B,C	6.72%	25.10%	2.04%	11.06%	(8.99)%	(22.48)%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	.87%	.88%	.87%	.81%	.74%
Expenses net of fee waivers, if any	.84% A	.87%	.88%	.87%	.81%	.74%
Expenses net of all reductions	.81% A	.86%	.86%	.87%	.79%	.73%
Net investment income (loss)	.83% A	.79%	.21%	.17%	1.14%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 522	$ 385	$ 199	$ 144	$ 83	$ 1,720
Portfolio turnover rate F	60% A	43%	118%	62%	152%	283%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. I Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 617,639,234
Gross unrealized depreciation	(82,905,324)
Net unrealized appreciation (depreciation) on securities and other investments	$ 534,733,910

Tax cost	$ 2,194,303,901

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (74,826,062)
2018	(394,048,039)
Total capital loss carryforward	$ (468,874,101)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $794,433,490 and $915,818,154, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 405,127	$ 9,158
Class T	.25%	.25%	2,718	17
Class B	.75%	.25%	1,129	847
Class C	.75%	.25%	6,828	1,324
			$ 415,802	$ 11,346

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,736
Class T	440
Class B*	157
Class C*	80
$ 2,413

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. . FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,762	.00**
Class A	138,779.09
Class T	1,946.36
Class B	339.30
Class C	2,063.30
Institutional Class	632.24
	$ 196,521

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,170 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,881,167.37%		$ 481

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,975 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $354,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $492,256, including $10,764 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $371,860 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012
From net investment income
Class O	$ 25,734,142	$ 13,990,243
Class A	2,580,313	806,408
Class T	5,219	-
Institutional Class	5,168	938
Total	$ 28,324,842	$ 14,797,589
From net realized gain
Class O	$ -	$ 1,748,781
Class A	-	238,936
Institutional Class	-	183
Total	$ -	$ 1,987,900

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Class O
Shares sold	3,863,797	10,434,346	$ 46,716,736	$ 114,058,494
Reinvestment of distributions	2,051,606	1,358,755	23,901,239	14,049,563
Shares redeemed	(17,158,065)	(36,427,298)	(207,808,636)	(402,171,333)
Net increase (decrease)	(11,242,662)	(24,634,197)	$ (137,190,661)	$ (274,063,276)
Class A
Shares sold	1,425,522	3,750,361	$ 16,843,003	$ 39,921,997
Reinvestment of distributions	209,197	83,408	2,380,704	842,414
Shares redeemed	(2,543,287)	(6,218,363)	(30,106,962)	(66,774,764)
Net increase (decrease)	(908,568)	(2,384,594)	$ (10,883,255)	$ (26,010,353)
Class T
Shares sold	16,862	21,141	$ 194,444	$ 229,057
Reinvestment of distributions	457	-	5,123	-
Shares redeemed	(5,489)	(13,462)	(63,591)	(143,670)
Net increase (decrease)	11,830	7,679	$ 135,976	$ 85,387
Class B
Shares sold	4,399	85	$ 49,477	$ 898
Shares redeemed	(5,688)	(11,767)	(64,066)	(127,919)
Net increase (decrease)	(1,289)	(11,682)	$ (14,589)	$ (127,021)
Class C
Shares sold	19,728	24,280	$ 229,811	$ 259,405
Shares redeemed	(14,407)	(12,559)	(164,038)	(129,432)
Net increase (decrease)	5,321	11,721	$ 65,773	$ 129,973
Institutional Class
Shares sold	21,643	42,525	$ 260,350	$ 464,491
Reinvestment of distributions	421	98	4,928	1,016
Shares redeemed	(13,046)	(31,313)	(162,462)	(355,822)
Net increase (decrease)	9,018	11,310	$ 102,816	$ 109,685

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Diversified Stock Fund -

Class A

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class O	.51%
Actual		$ 1,000.00	$ 1,103.80	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.83%
Actual		$ 1,000.00	$ 1,101.90	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.28%
Actual		$ 1,000.00	$ 1,099.70	$ 6.70
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.77%
Actual		$ 1,000.00	$ 1,096.70	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.78%
Actual		$ 1,000.00	$ 1,097.20	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,102.90	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.6	5.3
JPMorgan Chase & Co.	3.3	3.2
IBM Corp.	2.9	2.0
Wells Fargo & Co.	2.8	2.7
Google, Inc. Class A	2.2	2.4
Cisco Systems, Inc.	2.2	1.8
General Electric Co.	2.2	2.1
Comcast Corp. Class A	2.0	2.2
Chevron Corp.	1.8	3.1
Procter & Gamble Co.	1.6	1.8
	24.6
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.3	25.8
Financials	18.3	15.8
Energy	13.9	13.1
Health Care	12.4	13.2
Consumer Staples	9.9	8.5
Asset Allocation (% of fund's net assets)
As of March 31, 2013 *		As of September 30, 2012 **
	Stocks 95.8%		Stocks 95.4%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	9.3%	** Foreign investments	9.7%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.2%
Gentex Corp.	225,000	$ 4,502,250
Automobiles - 0.3%
Ford Motor Co.	500,000	6,575,000
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	150,000	2,608,500
Grand Canyon Education, Inc. (a)	175,000	4,443,250
Strayer Education, Inc. (d)	125,000	6,047,500
Weight Watchers International, Inc. (d)	125,000	5,263,750
		18,363,000
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	100,000	9,969,000
Texas Roadhouse, Inc. Class A	275,000	5,552,250
Yum! Brands, Inc.	50,000	3,597,000
		19,118,250
Leisure Equipment & Products - 0.3%
New Academy Holding Co. LLC unit (e)(f)	60,000	6,501,600
Media - 2.3%
Comcast Corp. Class A	975,000	40,959,750
Time Warner, Inc.	100,000	5,762,000
		46,721,750
Multiline Retail - 1.6%
Kohl's Corp.	150,000	6,919,500
Target Corp.	350,000	23,957,500
		30,877,000
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	75,000	3,465,000
Citi Trends, Inc. (a)	350,000	3,580,500
Lowe's Companies, Inc.	300,000	11,376,000
Staples, Inc.	325,000	4,364,750
		22,786,250
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	150,000	7,498,500
TOTAL CONSUMER DISCRETIONARY		162,943,600
CONSUMER STAPLES - 9.9%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	225,000	11,009,250
PepsiCo, Inc.	275,000	21,755,250
The Coca-Cola Co.	500,000	20,220,000
		52,984,500
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	300,000	16,497,000
Kroger Co.	350,000	11,599,000
Safeway, Inc.	175,000	4,611,250
Walgreen Co.	475,000	22,648,000
		55,355,250

	Shares	Value
Food Products - 0.6%
Kellogg Co.	200,000	$ 12,886,000
Household Products - 1.6%
Procter & Gamble Co.	425,000	32,750,500
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A (d)	75,000	3,315,000
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	125,000	13,381,250
Lorillard, Inc.	255,000	10,289,250
Philip Morris International, Inc.	175,000	16,224,250
		39,894,750
TOTAL CONSUMER STAPLES		197,186,000
ENERGY - 13.3%
Energy Equipment & Services - 2.9%
Halliburton Co.	425,000	17,174,250
Helmerich & Payne, Inc.	100,000	6,070,000
McDermott International, Inc. (a)	100,000	1,099,000
National Oilwell Varco, Inc.	212,500	15,034,375
Noble Corp.	225,000	8,583,750
Schlumberger Ltd.	100,000	7,489,000
Trinidad Drilling Ltd. (d)	500,000	3,622,582
		59,072,957
Oil, Gas & Consumable Fuels - 10.4%
Amyris, Inc. (a)(d)	1,000,000	3,080,000
Anadarko Petroleum Corp.	100,000	8,745,000
Apache Corp.	225,000	17,361,000
BP PLC sponsored ADR	200,000	8,470,000
Canadian Natural Resources Ltd.	650,000	20,840,183
Chevron Corp.	300,000	35,646,000
Clean Energy Fuels Corp. (a)(d)	275,000	3,575,000
Exxon Mobil Corp.	225,000	20,274,750
Hess Corp.	125,000	8,951,250
HollyFrontier Corp.	37,500	1,929,375
Occidental Petroleum Corp.	225,000	17,633,250
Peabody Energy Corp.	375,000	7,931,250
Royal Dutch Shell PLC Class A sponsored ADR	225,000	14,661,000
Scorpio Tankers, Inc. (a)	234,900	2,095,308
Suncor Energy, Inc.	625,000	18,728,159
The Williams Companies, Inc.	450,000	16,857,000
		206,778,525
TOTAL ENERGY		265,851,482
FINANCIALS - 18.3%
Capital Markets - 2.9%
Ashmore Group PLC	950,000	5,052,171
Charles Schwab Corp.	500,000	8,845,000
KKR & Co. LP	475,000	9,177,000
Manning & Napier, Inc.	150,000	2,481,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,000,000	$ 21,980,000
The Blackstone Group LP	550,000	10,879,000
		58,414,171
Commercial Banks - 3.8%
CIT Group, Inc. (a)	200,000	8,696,000
Erste Group Bank AG	100,000	2,785,460
Standard Chartered PLC (United Kingdom)	175,000	4,529,670
U.S. Bancorp	100,000	3,393,000
Wells Fargo & Co.	1,500,000	55,485,000
		74,889,130
Diversified Financial Services - 5.8%
Bank of America Corp.	1,000,000	12,180,000
Citigroup, Inc.	200,000	8,848,000
IntercontinentalExchange, Inc. (a)	25,000	4,076,750
JPMorgan Chase & Co.	1,400,000	66,444,000
KKR Financial Holdings LLC	2,200,000	24,354,000
		115,902,750
Insurance - 4.5%
AFLAC, Inc.	100,000	5,202,000
American International Group, Inc. (a)	200,000	7,764,000
Assured Guaranty Ltd.	200,000	4,122,000
CNO Financial Group, Inc.	500,000	5,725,000
Genworth Financial, Inc. Class A (a)	900,000	9,000,000
Hartford Financial Services Group, Inc.	125,000	3,225,000
MetLife, Inc.	825,000	31,366,500
Prudential Financial, Inc.	300,000	17,697,000
Torchmark Corp.	100,000	5,980,000
		90,081,500
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc. (d)	2,453,015	26,271,791
TOTAL FINANCIALS		365,559,342
HEALTH CARE - 12.4%
Biotechnology - 1.7%
Achillion Pharmaceuticals, Inc. (a)	163,865	1,432,180
Alnylam Pharmaceuticals, Inc. (a)	100,000	2,437,000
Amgen, Inc.	175,000	17,939,250
BioMarin Pharmaceutical, Inc. (a)	25,000	1,556,500
Dynavax Technologies Corp. (a)	950,000	2,109,000
Elan Corp. PLC sponsored ADR (a)	250,000	2,950,000
Gentium SpA sponsored ADR (a)	200,000	1,648,000
MEI Pharma, Inc. (a)(d)	288,300	2,488,029
Vertex Pharmaceuticals, Inc. (a)	40,000	2,199,200
		34,759,159
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	287,500	9,634,125
Haemonetics Corp. (a)	30,000	1,249,800
Mako Surgical Corp. (a)(d)	400,000	4,460,000

	Shares	Value
NxStage Medical, Inc. (a)	250,000	$ 2,820,000
St. Jude Medical, Inc.	75,000	3,033,000
		21,196,925
Health Care Providers & Services - 5.3%
Aetna, Inc.	250,000	12,780,000
Cardinal Health, Inc.	100,000	4,162,000
Catamaran Corp. (a)	100,000	5,299,011
Express Scripts Holding Co. (a)	150,000	8,647,500
HCA Holdings, Inc.	200,000	8,126,000
Health Management Associates, Inc. Class A (a)	200,000	2,574,000
Laboratory Corp. of America Holdings (a)	50,000	4,510,000
McKesson Corp.	100,000	10,796,000
MEDNAX, Inc. (a)	60,000	5,377,800
Qualicorp SA (a)	250,000	2,511,444
Quest Diagnostics, Inc.	35,000	1,975,750
UnitedHealth Group, Inc.	425,000	24,314,250
WellPoint, Inc.	225,000	14,901,750
		105,975,505
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	400,000	5,436,000
HMS Holdings Corp. (a)	100,000	2,715,000
MedAssets, Inc. (a)	325,000	6,256,250
		14,407,250
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	50,000	3,231,500
QIAGEN NV (a)	350,000	7,378,000
		10,609,500
Pharmaceuticals - 3.1%
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,555,200
Endo Health Solutions, Inc. (a)	175,000	5,383,000
Jazz Pharmaceuticals PLC (a)	50,000	2,795,500
Merck & Co., Inc.	700,000	30,961,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,000	4,960,000
ViroPharma, Inc. (a)	175,000	4,403,000
Warner Chilcott PLC	600,000	8,130,000
XenoPort, Inc. (a)	450,000	3,217,500
		61,405,200
TOTAL HEALTH CARE		248,353,539
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	75,000	5,651,250
The Boeing Co.	125,000	10,731,250
United Technologies Corp.	225,000	21,021,750
		37,404,250
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	175,000	10,405,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	25,000	$ 892,750
United Parcel Service, Inc. Class B	150,000	12,885,000
		24,183,250
Electrical Equipment - 0.2%
Babcock & Wilcox Co.	150,000	4,261,500
Industrial Conglomerates - 2.2%
General Electric Co.	1,850,000	42,772,000
Machinery - 0.3%
Stanley Black & Decker, Inc.	75,000	6,072,750
Professional Services - 1.1%
Acacia Research Corp. (a)	570,000	17,196,900
Towers Watson & Co.	65,000	4,505,800
		21,702,700
Road & Rail - 0.5%
CSX Corp.	425,000	10,467,750
TOTAL INDUSTRIALS		146,864,200
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.2%
Brocade Communications Systems, Inc. (a)	950,000	5,481,500
Cisco Systems, Inc.	2,075,000	43,388,250
Juniper Networks, Inc. (a)	300,000	5,562,000
QUALCOMM, Inc.	150,000	10,042,500
		64,474,250
Computers & Peripherals - 3.8%
3D Systems Corp. (a)(d)	52,500	1,692,600
Apple, Inc.	162,500	71,927,375
Fusion-io, Inc. (a)	83,800	1,371,806
Stratasys Ltd. (a)	10,000	742,200
		75,733,981
Electronic Equipment & Components - 0.1%
Fabrinet (a)	175,000	2,556,750
Internet Software & Services - 2.5%
Google, Inc. Class A (a)	55,000	43,671,650
VeriSign, Inc. (a)	150,000	7,092,000
		50,763,650
IT Services - 9.3%
Cognizant Technology Solutions Corp. Class A (a)	325,000	24,898,250
Fidelity National Information Services, Inc.	175,000	6,933,500
IBM Corp.	275,000	58,657,500
MasterCard, Inc. Class A	52,500	28,409,325

	Shares	Value
Paychex, Inc.	825,000	$ 28,932,750
The Western Union Co.	300,000	4,512,000
Unisys Corp. (a)	150,000	3,412,500
Visa, Inc. Class A	175,000	29,722,000
		185,477,825
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	825,000	11,121,000
Broadcom Corp. Class A	500,000	17,335,000
GT Advanced Technologies, Inc. (a)(d)	1,050,000	3,454,500
KLA-Tencor Corp.	100,000	5,274,000
Samsung Electronics Co. Ltd.	10,000	13,733,227
		50,917,727
Software - 1.8%
Concur Technologies, Inc. (a)	75,000	5,149,500
Electronic Arts, Inc. (a)	250,000	4,425,000
Nuance Communications, Inc. (a)	500,000	10,090,000
ServiceNow, Inc.	75,000	2,715,000
Splunk, Inc.	75,000	3,002,250
VMware, Inc. Class A (a)	105,000	8,282,400
Workday, Inc. Class A	28,000	1,725,640
		35,389,790
TOTAL INFORMATION TECHNOLOGY		465,313,973
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	37,500	3,322,341
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	650,000	31,947,500
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	250,000	7,102,500
TOTAL TELECOMMUNICATION SERVICES		39,050,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp.	200,000	6,262,000
TOTAL COMMON STOCKS (Cost $1,662,749,948)		1,900,706,477
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	49,505	9,835,988
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,729,224)		9,835,988
Convertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f)	$ 2,000,000	$ 1,409,380
TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		1,409,380
Other - 0.5%

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(g)(h)	6,666,667	6,666,667
Shares
EQTY ER Holdings, LLC (f)(g)(h)	3,333,333	3,333,333
TOTAL OTHER (Cost $10,000,000)		10,000,000
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.15% (b)	86,333,531	86,333,531
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	24,515,289	24,515,289
TOTAL MONEY MARKET FUNDS (Cost $110,848,820)		110,848,820
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,794,327,992)		2,032,800,665
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(38,164,332)
NET ASSETS - 100%		$ 1,994,636,333
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,910,980 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
(g) Affiliated company
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,854
Fidelity Securities Lending Cash Central Fund	455,131
Total	$ 512,985
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 6,666,667	$ -	$ -	$ 6,666,667
EQTY ER Holdings, LLC	-	3,333,333	-	-	3,333,333
Total	$ -	$ 10,000,000	$ -	$ -	$ 10,000,000
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 172,779,588	$ 166,277,988	$ -	$ 6,501,600
Consumer Staples	197,186,000	197,186,000	-	-
Energy	265,851,482	265,851,482	-	-
Financials	365,559,342	365,559,342	-	-
Health Care	248,353,539	248,353,539	-	-
Industrials	146,864,200	146,864,200	-	-
Information Technology	465,313,973	465,313,973	-	-
Materials	3,322,341	3,322,341	-	-
Telecommunication Services	39,050,000	39,050,000	-	-
Utilities	6,262,000	6,262,000	-	-
Corporate Bonds	1,409,380	-	1,409,380	-
Other/Energy	10,000,000	-	-	10,000,000
Money Market Funds	110,848,820	110,848,820	-	-
Total Investments in Securities:	$ 2,032,800,665	$ 2,014,889,685	$ 1,409,380	$ 16,501,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,921,426) - See accompanying schedule: Unaffiliated issuers (cost $1,673,479,172)	$ 1,911,951,845
Fidelity Central Funds (cost $110,848,820)	110,848,820
Other affiliated issuers (cost $10,000,000)	10,000,000
Total Investments (cost $1,794,327,992)		$ 2,032,800,665
Cash		893,751
Receivable for investments sold		13,223,517
Receivable for fund shares sold		474,192
Dividends receivable		2,337,297
Interest receivable		5,667
Distributions receivable from Fidelity Central Funds		101,771
Prepaid expenses		2,710
Other receivables		132,057
Total assets		2,049,971,627

Liabilities
Payable for investments purchased	$ 28,818,312
Payable for fund shares redeemed	932,491
Accrued management fee	703,457
Distribution and service plan fees payable	41,632
Other affiliated payables	220,964
Other payables and accrued expenses	103,149
Collateral on securities loaned, at value	24,515,289
Total liabilities		55,335,294

Net Assets		$ 1,994,636,333
Net Assets consist of:
Paid in capital		$ 2,021,370,172
Undistributed net investment income		4,683,915
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(269,890,263)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		238,472,509
Net Assets		$ 1,994,636,333

Statement of Assets and Liabilities - continued

March 31, 2013 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,585,021,125 ÷ 83,479,817 shares)	$ 18.99

Class A: Net Asset Value and redemption price per share ($137,332,544 ÷ 7,370,123 shares)	$ 18.63

Maximum offering price per share (100/94.25 of $18.63)	$ 19.77
Class T: Net Asset Value and redemption price per share ($17,284,906 ÷ 931,492 shares)	$ 18.56

Maximum offering price per share (100/96.50 of $18.56)	$ 19.23
Class B: Net Asset Value and offering price per share ($763,156 ÷ 41,433 shares)A	$ 18.42

Class C: Net Asset Value and offering price per share ($6,828,963 ÷ 373,059 shares)A	$ 18.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($247,405,639 ÷ 12,782,483 shares)	$ 19.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 21,250,018
Interest		30,028
Income from Fidelity Central Funds		512,985
Total income		21,793,031

Expenses
Management fee	$ 4,049,957
Transfer agent fees	689,200
Distribution and service plan fees	233,166
Accounting and security lending fees	292,808
Custodian fees and expenses	24,492
Independent trustees' compensation	6,191
Appreciation in deferred trustee compensation account	262
Registration fees	37,985
Audit	34,634
Legal	6,010
Miscellaneous	9,245
Total expenses before reductions	5,383,950
Expense reductions	(261,624)	5,122,326
Net investment income		16,670,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,546,872
Foreign currency transactions	(60,516)
Total net realized gain (loss)		101,486,356
Change in net unrealized appreciation (depreciation) on: Investment securities	70,779,082
Assets and liabilities in foreign currencies	9,470
Total change in net unrealized appreciation (depreciation)		70,788,552
Net gain (loss)		172,274,908
Net increase (decrease) in net assets resulting from operations		$ 188,945,613

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,670,705	$ 26,491,637
Net realized gain (loss)	101,486,356	125,558,201
Change in net unrealized appreciation (depreciation)	70,788,552	351,152,681
Net increase (decrease) in net assets resulting from operations	188,945,613	503,202,519
Distributions to shareholders from net investment income	(30,079,689)	(22,240,429)
Distributions to shareholders from net realized gain	(3,173,961)	(3,331,363)
Total distributions	(33,253,650)	(25,571,792)
Share transactions - net increase (decrease)	(48,211,720)	(152,296,988)
Total increase (decrease) in net assets	107,480,243	325,333,739

Net Assets
Beginning of period	1,887,156,090	1,561,822,351
End of period (including undistributed net investment income of $4,683,915 and undistributed net investment income of $18,092,899, respectively)	$ 1,994,636,333	$ 1,887,156,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44
Income from Investment Operations
Net investment income (loss) E	.16	.24	.18	.15	.13	.20
Net realized and unrealized gain (loss)	1.62	4.19	(.20)	1.21	.29	(5.41)
Total from investment operations	1.78	4.43	(.02)	1.36	.42	(5.21)
Distributions from net investment income	(.29)	(.20)	(.15)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.32)	(.23)	(.20) I	(.14) J	(.15)	(.17)
Net asset value, end of period	$ 18.99	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06
Total Return B, C, D	10.38%	33.55%	(.32)%	11.15%	4.04%	(30.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	.51% A	.51%	.51%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.51%	.51%	.49%
Expenses net of all reductions	.48% A	.51%	.50%	.50%	.50%	.48%
Net investment income	1.81% A	1.53%	1.20%	1.20%	1.34%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,585,021	$ 1,515,727	$ 1,268,316	$ 1,458,736	$ 1,708,710	$ 1,758,888
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share. JTotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07
Income from Investment Operations
Net investment income (loss) F	.13	.19	.13	.10	.08	.13
Net realized and unrealized gain (loss)	1.59	4.10	(.20)	1.19	.30	(5.29)
Total from investment operations	1.72	4.29	(.07)	1.29	.38	(5.16)
Distributions from net investment income	(.24)	(.15)	(.10)	(.09)	(.09)	(.11)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.27)	(.18)	(.14)	(.10)	(.09)	(.11)
Net asset value, end of period	$ 18.63	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80
Total Return B, C, D, E	10.19%	33.06%	(.62)%	10.70%	3.59%	(30.42)%
Ratios to Average Net Assets G, I
Expenses before reductions	.83% A	.84%	.86%	.88%	.95%	.92%
Expenses net of fee waivers, if any	.83% A	.84%	.86%	.88%	.95%	.92%
Expenses net of all reductions	.80% A	.84%	.85%	.87%	.93%	.91%
Net investment income	1.49% A	1.20%	.85%	.82%	.90%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,333	$ 127,100	$ 98,808	$ 110,672	$ 129,758	$ 124,522
Portfolio turnover rate H	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91
Income from Investment Operations
Net investment income (loss) E	.09	.12	.06	.05	.05	.08
Net realized and unrealized gain (loss)	1.59	4.08	(.19)	1.18	.32	(5.26)
Total from investment operations	1.68	4.20	(.13)	1.23	.37	(5.18)
Distributions from net investment income	(.17)	(.08)	(.05)	(.05)	(.02)	(.04)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.20)	(.11)	(.09)	(.06)	(.02)	(.04)
Net asset value, end of period	$ 18.56	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69
Total Return B, C, D	9.97%	32.46%	(1.05)%	10.25%	3.25%	(30.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.29%	1.29%	1.30%	1.33%	1.27%
Expenses net of fee waivers, if any	1.28% A	1.29%	1.29%	1.30%	1.33%	1.27%
Expenses net of all reductions	1.26% A	1.28%	1.28%	1.29%	1.32%	1.26%
Net investment income	1.04% A	.76%	.42%	.40%	.52%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,285	$ 14,874	$ 11,251	$ 12,051	$ 11,378	$ 12,444
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	(.01)	- J	- J
Net realized and unrealized gain (loss)	1.57	4.04	(.19)	1.17	.31	(5.21)
Total from investment operations	1.62	4.08	(.20)	1.16	.31	(5.21)
Distributions from net investment income	(.04)	- J	-	(.01)	-	-
Distributions from net realized gain	(.03)	(.03)	(.02)	(.01)	-	-
Total distributions	(.07)	(.03)	(.02)	(.02)	-	-
Net asset value, end of period	$ 18.42	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59
Total Return B, C, D	9.67%	31.87%	(1.57)%	9.72%	2.67%	(31.01)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.78%	1.78%	1.80%	1.83%	1.79%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.78%	1.80%	1.83%	1.79%
Expenses net of all reductions	1.74% A	1.77%	1.77%	1.79%	1.81%	1.78%
Net investment income	.55% A	.27%	(.07)%	(.10)%	.02%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 763	$ 826	$ 776	$ 1,060	$ 1,072	$ 853
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	(.01)	- I	- I
Net realized and unrealized gain (loss)	1.57	4.04	(.19)	1.16	.31	(5.21)
Total from investment operations	1.62	4.08	(.20)	1.15	.31	(5.21)
Distributions from net investment income	(.11)	(.03)	-	(.01)	-	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.14)	(.06)	(.03)	(.01) J	-	-
Net asset value, end of period	$ 18.31	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59
Total Return B, C, D	9.72%	31.89%	(1.58)%	9.69%	2.67%	(31.01)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.77%	1.78%	1.79%	1.82%	1.79%
Expenses net of fee waivers, if any	1.78% A	1.77%	1.78%	1.79%	1.82%	1.79%
Expenses net of all reductions	1.75% A	1.77%	1.77%	1.79%	1.81%	1.78%
Net investment income	.54% A	.27%	(.07)%	(.09)%	.03%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,829	$ 4,775	$ 3,030	$ 2,853	$ 2,501	$ 2,676
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56
Income from Investment Operations
Net investment income (loss) D	.15	.21	.15	.11	.10	.17
Net realized and unrealized gain (loss)	1.66	4.26	(.20)	1.24	.34	(5.45)
Total from investment operations	1.81	4.47	(.05)	1.35	.44	(5.28)
Distributions from net investment income	(.26)	(.18)	(.15)	(.10)	(.02)	(.13)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.29)	(.21)	(.19)	(.10) H	(.02)	(.13)
Net asset value, end of period	$ 19.36	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15
Total Return B, C	10.29%	33.17%	(.50)%	10.81%	3.75%	(30.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.75%	.74%	.78%	.79%	.69%
Expenses net of fee waivers, if any	.72% A	.75%	.74%	.78%	.79%	.69%
Expenses net of all reductions	.69% A	.75%	.73%	.77%	.77%	.69%
Net investment income	1.60% A	1.29%	.97%	.92%	1.06%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,406	$ 223,854	$ 179,641	$ 34,740	$ 1,344	$ 5,242
Portfolio turnover rate F	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 309,268,323
Gross unrealized depreciation	(79,727,746)
Net unrealized appreciation (depreciation) on securities and other investments	$ 229,540,577

Tax cost	$ 1,803,260,088

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (330,079,835)
2018	(24,002,417)
Total capital loss carryforward	$ 354,082,252)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $688,568,794 and $737,988,884, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 162,906	$ 2,477
Class T	.25%	.25%	39,020	207
Class B	.75%	.25%	3,765	2,829
Class C	.75%	.25%	27,475	8,519
			$ 233,166	$ 14,032

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,136
Class T*	3,482
Class B*	585
Class C	1,533
$ 15,736

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 297,510.04
Class A	70,204.11
Class T	24,433.31
Class B	1,120.30
Class C	8,242.30
Institutional Class	287,691.25
	$ 689,200

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,216 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,518 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $947,710. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $455,131, including $3,346 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $261,597 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012
From net investment income
Class O	$ 24,897,964	$ 18,723,551
Class A	1,798,281	1,121,461
Class T	150,677	65,856
Class B	1,909	61
Class C	33,936	6,521
Institutional Class	3,196,922	2,322,979
Total	$ 30,079,689	$ 22,240,429
From net realized gain
Class O	$ 2,538,844	$ 2,701,385
Class A	222,674	218,271
Class T	26,379	24,485
Class B	1,302	1,755
Class C	9,132	7,004
Institutional Class	375,630	378,463
Total	$ 3,173,961	$ 3,331,363

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Class O
Shares sold	2,007,398	5,580,617	$ 35,858,818	$ 88,605,028
Reinvestment of distributions	1,407,676	1,264,500	24,161,611	18,689,315
Shares redeemed	(6,416,599)	(15,507,291)	(114,212,739)	(246,649,704)
Net increase (decrease)	(3,001,525)	(8,662,174)	$ (54,192,310)	$ (139,355,361)
Class A
Shares sold	764,258	1,342,312	$ 13,445,890	$ 20,790,722
Reinvestment of distributions	115,483	87,570	1,947,628	1,272,398
Shares redeemed	(907,091)	(1,593,042)	(15,992,863)	(24,719,765)
Net increase (decrease)	(27,350)	(163,160)	$ (599,345)	$ (2,656,645)
Class T
Shares sold	103,904	179,769	$ 1,827,983	$ 2,774,619
Reinvestment of distributions	9,922	5,997	166,859	86,960
Shares redeemed	(53,269)	(181,294)	(930,541)	(2,782,012)
Net increase (decrease)	60,557	4,472	$ 1,064,301	$ 79,567
Class B
Shares sold	2,214	6,079	$ 38,689	$ 91,129
Reinvestment of distributions	175	118	2,922	1,690
Shares redeemed	(9,907)	(17,813)	(170,033)	(278,436)
Net increase (decrease)	(7,518)	(11,616)	$ (128,422)	$ (185,617)
Class C
Shares sold	121,259	132,216	$ 2,102,455	$ 2,016,265
Reinvestment of distributions	2,446	890	40,647	12,767
Shares redeemed	(34,329)	(85,848)	(585,674)	(1,317,709)
Net increase (decrease)	89,376	47,258	$ 1,557,428	$ 711,323
Institutional Class
Shares sold	430,425	116,008	$ 8,036,816	$ 1,928,321
Reinvestment of distributions	203,618	178,776	3,566,304	2,695,938
Shares redeemed	(399,710)	(978,426)	(7,516,492)	(15,514,514)
Net increase (decrease)	234,333	(683,642)	$ 4,086,628	$ (10,890,255)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Diversified Stock Fund -

Class O

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class O	.51%
Actual		$ 1,000.00	$ 1,103.80	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.83%
Actual		$ 1,000.00	$ 1,101.90	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.28%
Actual		$ 1,000.00	$ 1,099.70	$ 6.70
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.77%
Actual		$ 1,000.00	$ 1,096.70	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.78%
Actual		$ 1,000.00	$ 1,097.20	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,102.90	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.6	5.3
JPMorgan Chase & Co.	3.3	3.2
IBM Corp.	2.9	2.0
Wells Fargo & Co.	2.8	2.7
Google, Inc. Class A	2.2	2.4
Cisco Systems, Inc.	2.2	1.8
General Electric Co.	2.2	2.1
Comcast Corp. Class A	2.0	2.2
Chevron Corp.	1.8	3.1
Procter & Gamble Co.	1.6	1.8
	24.6
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.3	25.8
Financials	18.3	15.8
Energy	13.9	13.1
Health Care	12.4	13.2
Consumer Staples	9.9	8.5
Asset Allocation (% of fund's net assets)
As of March 31, 2013 *		As of September 30, 2012 **
	Stocks 95.8%		Stocks 95.4%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	9.3%	** Foreign investments	9.7%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.2%
Gentex Corp.	225,000	$ 4,502,250
Automobiles - 0.3%
Ford Motor Co.	500,000	6,575,000
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	150,000	2,608,500
Grand Canyon Education, Inc. (a)	175,000	4,443,250
Strayer Education, Inc. (d)	125,000	6,047,500
Weight Watchers International, Inc. (d)	125,000	5,263,750
		18,363,000
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	100,000	9,969,000
Texas Roadhouse, Inc. Class A	275,000	5,552,250
Yum! Brands, Inc.	50,000	3,597,000
		19,118,250
Leisure Equipment & Products - 0.3%
New Academy Holding Co. LLC unit (e)(f)	60,000	6,501,600
Media - 2.3%
Comcast Corp. Class A	975,000	40,959,750
Time Warner, Inc.	100,000	5,762,000
		46,721,750
Multiline Retail - 1.6%
Kohl's Corp.	150,000	6,919,500
Target Corp.	350,000	23,957,500
		30,877,000
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	75,000	3,465,000
Citi Trends, Inc. (a)	350,000	3,580,500
Lowe's Companies, Inc.	300,000	11,376,000
Staples, Inc.	325,000	4,364,750
		22,786,250
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	150,000	7,498,500
TOTAL CONSUMER DISCRETIONARY		162,943,600
CONSUMER STAPLES - 9.9%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	225,000	11,009,250
PepsiCo, Inc.	275,000	21,755,250
The Coca-Cola Co.	500,000	20,220,000
		52,984,500
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	300,000	16,497,000
Kroger Co.	350,000	11,599,000
Safeway, Inc.	175,000	4,611,250
Walgreen Co.	475,000	22,648,000
		55,355,250

	Shares	Value
Food Products - 0.6%
Kellogg Co.	200,000	$ 12,886,000
Household Products - 1.6%
Procter & Gamble Co.	425,000	32,750,500
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A (d)	75,000	3,315,000
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	125,000	13,381,250
Lorillard, Inc.	255,000	10,289,250
Philip Morris International, Inc.	175,000	16,224,250
		39,894,750
TOTAL CONSUMER STAPLES		197,186,000
ENERGY - 13.3%
Energy Equipment & Services - 2.9%
Halliburton Co.	425,000	17,174,250
Helmerich & Payne, Inc.	100,000	6,070,000
McDermott International, Inc. (a)	100,000	1,099,000
National Oilwell Varco, Inc.	212,500	15,034,375
Noble Corp.	225,000	8,583,750
Schlumberger Ltd.	100,000	7,489,000
Trinidad Drilling Ltd. (d)	500,000	3,622,582
		59,072,957
Oil, Gas & Consumable Fuels - 10.4%
Amyris, Inc. (a)(d)	1,000,000	3,080,000
Anadarko Petroleum Corp.	100,000	8,745,000
Apache Corp.	225,000	17,361,000
BP PLC sponsored ADR	200,000	8,470,000
Canadian Natural Resources Ltd.	650,000	20,840,183
Chevron Corp.	300,000	35,646,000
Clean Energy Fuels Corp. (a)(d)	275,000	3,575,000
Exxon Mobil Corp.	225,000	20,274,750
Hess Corp.	125,000	8,951,250
HollyFrontier Corp.	37,500	1,929,375
Occidental Petroleum Corp.	225,000	17,633,250
Peabody Energy Corp.	375,000	7,931,250
Royal Dutch Shell PLC Class A sponsored ADR	225,000	14,661,000
Scorpio Tankers, Inc. (a)	234,900	2,095,308
Suncor Energy, Inc.	625,000	18,728,159
The Williams Companies, Inc.	450,000	16,857,000
		206,778,525
TOTAL ENERGY		265,851,482
FINANCIALS - 18.3%
Capital Markets - 2.9%
Ashmore Group PLC	950,000	5,052,171
Charles Schwab Corp.	500,000	8,845,000
KKR & Co. LP	475,000	9,177,000
Manning & Napier, Inc.	150,000	2,481,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,000,000	$ 21,980,000
The Blackstone Group LP	550,000	10,879,000
		58,414,171
Commercial Banks - 3.8%
CIT Group, Inc. (a)	200,000	8,696,000
Erste Group Bank AG	100,000	2,785,460
Standard Chartered PLC (United Kingdom)	175,000	4,529,670
U.S. Bancorp	100,000	3,393,000
Wells Fargo & Co.	1,500,000	55,485,000
		74,889,130
Diversified Financial Services - 5.8%
Bank of America Corp.	1,000,000	12,180,000
Citigroup, Inc.	200,000	8,848,000
IntercontinentalExchange, Inc. (a)	25,000	4,076,750
JPMorgan Chase & Co.	1,400,000	66,444,000
KKR Financial Holdings LLC	2,200,000	24,354,000
		115,902,750
Insurance - 4.5%
AFLAC, Inc.	100,000	5,202,000
American International Group, Inc. (a)	200,000	7,764,000
Assured Guaranty Ltd.	200,000	4,122,000
CNO Financial Group, Inc.	500,000	5,725,000
Genworth Financial, Inc. Class A (a)	900,000	9,000,000
Hartford Financial Services Group, Inc.	125,000	3,225,000
MetLife, Inc.	825,000	31,366,500
Prudential Financial, Inc.	300,000	17,697,000
Torchmark Corp.	100,000	5,980,000
		90,081,500
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc. (d)	2,453,015	26,271,791
TOTAL FINANCIALS		365,559,342
HEALTH CARE - 12.4%
Biotechnology - 1.7%
Achillion Pharmaceuticals, Inc. (a)	163,865	1,432,180
Alnylam Pharmaceuticals, Inc. (a)	100,000	2,437,000
Amgen, Inc.	175,000	17,939,250
BioMarin Pharmaceutical, Inc. (a)	25,000	1,556,500
Dynavax Technologies Corp. (a)	950,000	2,109,000
Elan Corp. PLC sponsored ADR (a)	250,000	2,950,000
Gentium SpA sponsored ADR (a)	200,000	1,648,000
MEI Pharma, Inc. (a)(d)	288,300	2,488,029
Vertex Pharmaceuticals, Inc. (a)	40,000	2,199,200
		34,759,159
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	287,500	9,634,125
Haemonetics Corp. (a)	30,000	1,249,800
Mako Surgical Corp. (a)(d)	400,000	4,460,000

	Shares	Value
NxStage Medical, Inc. (a)	250,000	$ 2,820,000
St. Jude Medical, Inc.	75,000	3,033,000
		21,196,925
Health Care Providers & Services - 5.3%
Aetna, Inc.	250,000	12,780,000
Cardinal Health, Inc.	100,000	4,162,000
Catamaran Corp. (a)	100,000	5,299,011
Express Scripts Holding Co. (a)	150,000	8,647,500
HCA Holdings, Inc.	200,000	8,126,000
Health Management Associates, Inc. Class A (a)	200,000	2,574,000
Laboratory Corp. of America Holdings (a)	50,000	4,510,000
McKesson Corp.	100,000	10,796,000
MEDNAX, Inc. (a)	60,000	5,377,800
Qualicorp SA (a)	250,000	2,511,444
Quest Diagnostics, Inc.	35,000	1,975,750
UnitedHealth Group, Inc.	425,000	24,314,250
WellPoint, Inc.	225,000	14,901,750
		105,975,505
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	400,000	5,436,000
HMS Holdings Corp. (a)	100,000	2,715,000
MedAssets, Inc. (a)	325,000	6,256,250
		14,407,250
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	50,000	3,231,500
QIAGEN NV (a)	350,000	7,378,000
		10,609,500
Pharmaceuticals - 3.1%
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,555,200
Endo Health Solutions, Inc. (a)	175,000	5,383,000
Jazz Pharmaceuticals PLC (a)	50,000	2,795,500
Merck & Co., Inc.	700,000	30,961,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,000	4,960,000
ViroPharma, Inc. (a)	175,000	4,403,000
Warner Chilcott PLC	600,000	8,130,000
XenoPort, Inc. (a)	450,000	3,217,500
		61,405,200
TOTAL HEALTH CARE		248,353,539
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	75,000	5,651,250
The Boeing Co.	125,000	10,731,250
United Technologies Corp.	225,000	21,021,750
		37,404,250
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	175,000	10,405,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	25,000	$ 892,750
United Parcel Service, Inc. Class B	150,000	12,885,000
		24,183,250
Electrical Equipment - 0.2%
Babcock & Wilcox Co.	150,000	4,261,500
Industrial Conglomerates - 2.2%
General Electric Co.	1,850,000	42,772,000
Machinery - 0.3%
Stanley Black & Decker, Inc.	75,000	6,072,750
Professional Services - 1.1%
Acacia Research Corp. (a)	570,000	17,196,900
Towers Watson & Co.	65,000	4,505,800
		21,702,700
Road & Rail - 0.5%
CSX Corp.	425,000	10,467,750
TOTAL INDUSTRIALS		146,864,200
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.2%
Brocade Communications Systems, Inc. (a)	950,000	5,481,500
Cisco Systems, Inc.	2,075,000	43,388,250
Juniper Networks, Inc. (a)	300,000	5,562,000
QUALCOMM, Inc.	150,000	10,042,500
		64,474,250
Computers & Peripherals - 3.8%
3D Systems Corp. (a)(d)	52,500	1,692,600
Apple, Inc.	162,500	71,927,375
Fusion-io, Inc. (a)	83,800	1,371,806
Stratasys Ltd. (a)	10,000	742,200
		75,733,981
Electronic Equipment & Components - 0.1%
Fabrinet (a)	175,000	2,556,750
Internet Software & Services - 2.5%
Google, Inc. Class A (a)	55,000	43,671,650
VeriSign, Inc. (a)	150,000	7,092,000
		50,763,650
IT Services - 9.3%
Cognizant Technology Solutions Corp. Class A (a)	325,000	24,898,250
Fidelity National Information Services, Inc.	175,000	6,933,500
IBM Corp.	275,000	58,657,500
MasterCard, Inc. Class A	52,500	28,409,325

	Shares	Value
Paychex, Inc.	825,000	$ 28,932,750
The Western Union Co.	300,000	4,512,000
Unisys Corp. (a)	150,000	3,412,500
Visa, Inc. Class A	175,000	29,722,000
		185,477,825
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	825,000	11,121,000
Broadcom Corp. Class A	500,000	17,335,000
GT Advanced Technologies, Inc. (a)(d)	1,050,000	3,454,500
KLA-Tencor Corp.	100,000	5,274,000
Samsung Electronics Co. Ltd.	10,000	13,733,227
		50,917,727
Software - 1.8%
Concur Technologies, Inc. (a)	75,000	5,149,500
Electronic Arts, Inc. (a)	250,000	4,425,000
Nuance Communications, Inc. (a)	500,000	10,090,000
ServiceNow, Inc.	75,000	2,715,000
Splunk, Inc.	75,000	3,002,250
VMware, Inc. Class A (a)	105,000	8,282,400
Workday, Inc. Class A	28,000	1,725,640
		35,389,790
TOTAL INFORMATION TECHNOLOGY		465,313,973
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	37,500	3,322,341
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	650,000	31,947,500
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	250,000	7,102,500
TOTAL TELECOMMUNICATION SERVICES		39,050,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp.	200,000	6,262,000
TOTAL COMMON STOCKS (Cost $1,662,749,948)		1,900,706,477
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	49,505	9,835,988
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,729,224)		9,835,988
Convertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f)	$ 2,000,000	$ 1,409,380
TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		1,409,380
Other - 0.5%

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(g)(h)	6,666,667	6,666,667
Shares
EQTY ER Holdings, LLC (f)(g)(h)	3,333,333	3,333,333
TOTAL OTHER (Cost $10,000,000)		10,000,000
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.15% (b)	86,333,531	86,333,531
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	24,515,289	24,515,289
TOTAL MONEY MARKET FUNDS (Cost $110,848,820)		110,848,820
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,794,327,992)		2,032,800,665
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(38,164,332)
NET ASSETS - 100%		$ 1,994,636,333
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,910,980 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
(g) Affiliated company
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,854
Fidelity Securities Lending Cash Central Fund	455,131
Total	$ 512,985
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 6,666,667	$ -	$ -	$ 6,666,667
EQTY ER Holdings, LLC	-	3,333,333	-	-	3,333,333
Total	$ -	$ 10,000,000	$ -	$ -	$ 10,000,000
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 172,779,588	$ 166,277,988	$ -	$ 6,501,600
Consumer Staples	197,186,000	197,186,000	-	-
Energy	265,851,482	265,851,482	-	-
Financials	365,559,342	365,559,342	-	-
Health Care	248,353,539	248,353,539	-	-
Industrials	146,864,200	146,864,200	-	-
Information Technology	465,313,973	465,313,973	-	-
Materials	3,322,341	3,322,341	-	-
Telecommunication Services	39,050,000	39,050,000	-	-
Utilities	6,262,000	6,262,000	-	-
Corporate Bonds	1,409,380	-	1,409,380	-
Other/Energy	10,000,000	-	-	10,000,000
Money Market Funds	110,848,820	110,848,820	-	-
Total Investments in Securities:	$ 2,032,800,665	$ 2,014,889,685	$ 1,409,380	$ 16,501,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,921,426) - See accompanying schedule: Unaffiliated issuers (cost $1,673,479,172)	$ 1,911,951,845
Fidelity Central Funds (cost $110,848,820)	110,848,820
Other affiliated issuers (cost $10,000,000)	10,000,000
Total Investments (cost $1,794,327,992)		$ 2,032,800,665
Cash		893,751
Receivable for investments sold		13,223,517
Receivable for fund shares sold		474,192
Dividends receivable		2,337,297
Interest receivable		5,667
Distributions receivable from Fidelity Central Funds		101,771
Prepaid expenses		2,710
Other receivables		132,057
Total assets		2,049,971,627

Liabilities
Payable for investments purchased	$ 28,818,312
Payable for fund shares redeemed	932,491
Accrued management fee	703,457
Distribution and service plan fees payable	41,632
Other affiliated payables	220,964
Other payables and accrued expenses	103,149
Collateral on securities loaned, at value	24,515,289
Total liabilities		55,335,294

Net Assets		$ 1,994,636,333
Net Assets consist of:
Paid in capital		$ 2,021,370,172
Undistributed net investment income		4,683,915
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(269,890,263)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		238,472,509
Net Assets		$ 1,994,636,333

Statement of Assets and Liabilities - continued

March 31, 2013 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,585,021,125 ÷ 83,479,817 shares)	$ 18.99

Class A: Net Asset Value and redemption price per share ($137,332,544 ÷ 7,370,123 shares)	$ 18.63

Maximum offering price per share (100/94.25 of $18.63)	$ 19.77
Class T: Net Asset Value and redemption price per share ($17,284,906 ÷ 931,492 shares)	$ 18.56

Maximum offering price per share (100/96.50 of $18.56)	$ 19.23
Class B: Net Asset Value and offering price per share ($763,156 ÷ 41,433 shares)A	$ 18.42

Class C: Net Asset Value and offering price per share ($6,828,963 ÷ 373,059 shares)A	$ 18.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($247,405,639 ÷ 12,782,483 shares)	$ 19.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 21,250,018
Interest		30,028
Income from Fidelity Central Funds		512,985
Total income		21,793,031

Expenses
Management fee	$ 4,049,957
Transfer agent fees	689,200
Distribution and service plan fees	233,166
Accounting and security lending fees	292,808
Custodian fees and expenses	24,492
Independent trustees' compensation	6,191
Appreciation in deferred trustee compensation account	262
Registration fees	37,985
Audit	34,634
Legal	6,010
Miscellaneous	9,245
Total expenses before reductions	5,383,950
Expense reductions	(261,624)	5,122,326
Net investment income		16,670,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,546,872
Foreign currency transactions	(60,516)
Total net realized gain (loss)		101,486,356
Change in net unrealized appreciation (depreciation) on: Investment securities	70,779,082
Assets and liabilities in foreign currencies	9,470
Total change in net unrealized appreciation (depreciation)		70,788,552
Net gain (loss)		172,274,908
Net increase (decrease) in net assets resulting from operations		$ 188,945,613

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,670,705	$ 26,491,637
Net realized gain (loss)	101,486,356	125,558,201
Change in net unrealized appreciation (depreciation)	70,788,552	351,152,681
Net increase (decrease) in net assets resulting from operations	188,945,613	503,202,519
Distributions to shareholders from net investment income	(30,079,689)	(22,240,429)
Distributions to shareholders from net realized gain	(3,173,961)	(3,331,363)
Total distributions	(33,253,650)	(25,571,792)
Share transactions - net increase (decrease)	(48,211,720)	(152,296,988)
Total increase (decrease) in net assets	107,480,243	325,333,739

Net Assets
Beginning of period	1,887,156,090	1,561,822,351
End of period (including undistributed net investment income of $4,683,915 and undistributed net investment income of $18,092,899, respectively)	$ 1,994,636,333	$ 1,887,156,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44
Income from Investment Operations
Net investment income (loss) E	.16	.24	.18	.15	.13	.20
Net realized and unrealized gain (loss)	1.62	4.19	(.20)	1.21	.29	(5.41)
Total from investment operations	1.78	4.43	(.02)	1.36	.42	(5.21)
Distributions from net investment income	(.29)	(.20)	(.15)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.32)	(.23)	(.20) I	(.14) J	(.15)	(.17)
Net asset value, end of period	$ 18.99	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06
Total Return B, C, D	10.38%	33.55%	(.32)%	11.15%	4.04%	(30.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	.51% A	.51%	.51%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.51%	.51%	.49%
Expenses net of all reductions	.48% A	.51%	.50%	.50%	.50%	.48%
Net investment income	1.81% A	1.53%	1.20%	1.20%	1.34%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,585,021	$ 1,515,727	$ 1,268,316	$ 1,458,736	$ 1,708,710	$ 1,758,888
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share. JTotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07
Income from Investment Operations
Net investment income (loss) F	.13	.19	.13	.10	.08	.13
Net realized and unrealized gain (loss)	1.59	4.10	(.20)	1.19	.30	(5.29)
Total from investment operations	1.72	4.29	(.07)	1.29	.38	(5.16)
Distributions from net investment income	(.24)	(.15)	(.10)	(.09)	(.09)	(.11)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.27)	(.18)	(.14)	(.10)	(.09)	(.11)
Net asset value, end of period	$ 18.63	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80
Total Return B, C, D, E	10.19%	33.06%	(.62)%	10.70%	3.59%	(30.42)%
Ratios to Average Net Assets G, I
Expenses before reductions	.83% A	.84%	.86%	.88%	.95%	.92%
Expenses net of fee waivers, if any	.83% A	.84%	.86%	.88%	.95%	.92%
Expenses net of all reductions	.80% A	.84%	.85%	.87%	.93%	.91%
Net investment income	1.49% A	1.20%	.85%	.82%	.90%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,333	$ 127,100	$ 98,808	$ 110,672	$ 129,758	$ 124,522
Portfolio turnover rate H	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91
Income from Investment Operations
Net investment income (loss) E	.09	.12	.06	.05	.05	.08
Net realized and unrealized gain (loss)	1.59	4.08	(.19)	1.18	.32	(5.26)
Total from investment operations	1.68	4.20	(.13)	1.23	.37	(5.18)
Distributions from net investment income	(.17)	(.08)	(.05)	(.05)	(.02)	(.04)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.20)	(.11)	(.09)	(.06)	(.02)	(.04)
Net asset value, end of period	$ 18.56	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69
Total Return B, C, D	9.97%	32.46%	(1.05)%	10.25%	3.25%	(30.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.29%	1.29%	1.30%	1.33%	1.27%
Expenses net of fee waivers, if any	1.28% A	1.29%	1.29%	1.30%	1.33%	1.27%
Expenses net of all reductions	1.26% A	1.28%	1.28%	1.29%	1.32%	1.26%
Net investment income	1.04% A	.76%	.42%	.40%	.52%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,285	$ 14,874	$ 11,251	$ 12,051	$ 11,378	$ 12,444
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	(.01)	- J	- J
Net realized and unrealized gain (loss)	1.57	4.04	(.19)	1.17	.31	(5.21)
Total from investment operations	1.62	4.08	(.20)	1.16	.31	(5.21)
Distributions from net investment income	(.04)	- J	-	(.01)	-	-
Distributions from net realized gain	(.03)	(.03)	(.02)	(.01)	-	-
Total distributions	(.07)	(.03)	(.02)	(.02)	-	-
Net asset value, end of period	$ 18.42	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59
Total Return B, C, D	9.67%	31.87%	(1.57)%	9.72%	2.67%	(31.01)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.78%	1.78%	1.80%	1.83%	1.79%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.78%	1.80%	1.83%	1.79%
Expenses net of all reductions	1.74% A	1.77%	1.77%	1.79%	1.81%	1.78%
Net investment income	.55% A	.27%	(.07)%	(.10)%	.02%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 763	$ 826	$ 776	$ 1,060	$ 1,072	$ 853
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	(.01)	- I	- I
Net realized and unrealized gain (loss)	1.57	4.04	(.19)	1.16	.31	(5.21)
Total from investment operations	1.62	4.08	(.20)	1.15	.31	(5.21)
Distributions from net investment income	(.11)	(.03)	-	(.01)	-	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.14)	(.06)	(.03)	(.01) J	-	-
Net asset value, end of period	$ 18.31	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59
Total Return B, C, D	9.72%	31.89%	(1.58)%	9.69%	2.67%	(31.01)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.77%	1.78%	1.79%	1.82%	1.79%
Expenses net of fee waivers, if any	1.78% A	1.77%	1.78%	1.79%	1.82%	1.79%
Expenses net of all reductions	1.75% A	1.77%	1.77%	1.79%	1.81%	1.78%
Net investment income	.54% A	.27%	(.07)%	(.09)%	.03%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,829	$ 4,775	$ 3,030	$ 2,853	$ 2,501	$ 2,676
Portfolio turnover rate G	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56
Income from Investment Operations
Net investment income (loss) D	.15	.21	.15	.11	.10	.17
Net realized and unrealized gain (loss)	1.66	4.26	(.20)	1.24	.34	(5.45)
Total from investment operations	1.81	4.47	(.05)	1.35	.44	(5.28)
Distributions from net investment income	(.26)	(.18)	(.15)	(.10)	(.02)	(.13)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.01)	-	-
Total distributions	(.29)	(.21)	(.19)	(.10) H	(.02)	(.13)
Net asset value, end of period	$ 19.36	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15
Total Return B, C	10.29%	33.17%	(.50)%	10.81%	3.75%	(30.25)%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.75%	.74%	.78%	.79%	.69%
Expenses net of fee waivers, if any	.72% A	.75%	.74%	.78%	.79%	.69%
Expenses net of all reductions	.69% A	.75%	.73%	.77%	.77%	.69%
Net investment income	1.60% A	1.29%	.97%	.92%	1.06%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,406	$ 223,854	$ 179,641	$ 34,740	$ 1,344	$ 5,242
Portfolio turnover rate F	75% A	40%	76%	102%	162%	121%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 309,268,323
Gross unrealized depreciation	(79,727,746)
Net unrealized appreciation (depreciation) on securities and other investments	$ 229,540,577

Tax cost	$ 1,803,260,088

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (330,079,835)
2018	(24,002,417)
Total capital loss carryforward	$ 354,082,252)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $688,568,794 and $737,988,884, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 162,906	$ 2,477
Class T	.25%	.25%	39,020	207
Class B	.75%	.25%	3,765	2,829
Class C	.75%	.25%	27,475	8,519
			$ 233,166	$ 14,032

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,136
Class T*	3,482
Class B*	585
Class C	1,533
$ 15,736

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 297,510.04
Class A	70,204.11
Class T	24,433.31
Class B	1,120.30
Class C	8,242.30
Institutional Class	287,691.25
	$ 689,200

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,216 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,518 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $947,710. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $455,131, including $3,346 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $261,597 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012
From net investment income
Class O	$ 24,897,964	$ 18,723,551
Class A	1,798,281	1,121,461
Class T	150,677	65,856
Class B	1,909	61
Class C	33,936	6,521
Institutional Class	3,196,922	2,322,979
Total	$ 30,079,689	$ 22,240,429
From net realized gain
Class O	$ 2,538,844	$ 2,701,385
Class A	222,674	218,271
Class T	26,379	24,485
Class B	1,302	1,755
Class C	9,132	7,004
Institutional Class	375,630	378,463
Total	$ 3,173,961	$ 3,331,363

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Class O
Shares sold	2,007,398	5,580,617	$ 35,858,818	$ 88,605,028
Reinvestment of distributions	1,407,676	1,264,500	24,161,611	18,689,315
Shares redeemed	(6,416,599)	(15,507,291)	(114,212,739)	(246,649,704)
Net increase (decrease)	(3,001,525)	(8,662,174)	$ (54,192,310)	$ (139,355,361)
Class A
Shares sold	764,258	1,342,312	$ 13,445,890	$ 20,790,722
Reinvestment of distributions	115,483	87,570	1,947,628	1,272,398
Shares redeemed	(907,091)	(1,593,042)	(15,992,863)	(24,719,765)
Net increase (decrease)	(27,350)	(163,160)	$ (599,345)	$ (2,656,645)
Class T
Shares sold	103,904	179,769	$ 1,827,983	$ 2,774,619
Reinvestment of distributions	9,922	5,997	166,859	86,960
Shares redeemed	(53,269)	(181,294)	(930,541)	(2,782,012)
Net increase (decrease)	60,557	4,472	$ 1,064,301	$ 79,567
Class B
Shares sold	2,214	6,079	$ 38,689	$ 91,129
Reinvestment of distributions	175	118	2,922	1,690
Shares redeemed	(9,907)	(17,813)	(170,033)	(278,436)
Net increase (decrease)	(7,518)	(11,616)	$ (128,422)	$ (185,617)
Class C
Shares sold	121,259	132,216	$ 2,102,455	$ 2,016,265
Reinvestment of distributions	2,446	890	40,647	12,767
Shares redeemed	(34,329)	(85,848)	(585,674)	(1,317,709)
Net increase (decrease)	89,376	47,258	$ 1,557,428	$ 711,323
Institutional Class
Shares sold	430,425	116,008	$ 8,036,816	$ 1,928,321
Reinvestment of distributions	203,618	178,776	3,566,304	2,695,938
Shares redeemed	(399,710)	(978,426)	(7,516,492)	(15,514,514)
Net increase (decrease)	234,333	(683,642)	$ 4,086,628	$ (10,890,255)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 24, 2013